As filed with the Securities and Exchange Commission on April 30, 2002

                                                              File No. 333-78489

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 3
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
                              (Exact Name of Trust)

                         COLUMBUS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                             400 EAST FOURTH STREET
                             CINCINNATI, OHIO 45202
          (Complete Address of Depositor's Principal Executive Offices)

                  Please send copies of all communications to:

        DONALD J. WUEBBLING, ESQ.                       ELISABETH DAHL, ESQ.
     Columbus Life Insurance Company                           M.S. 32
         400 East Fourth Street                             400 Broadway
         Cincinnati, Ohio 45202                        Cincinnati, Ohio 45202
 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

 |X| On May 1, 2002 pursuant to paragraph (b).

 | | 60 days after filing pursuant to paragraph (a)(1).

 | | On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

| | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      AN INDEFINITE AMOUNT OF INTERESTS IN
            COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1 UNDER
    COLUMBUS LIFE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                     (Title of Securities Being Registered)

                     RECONCILIATION AND TIE BETWEEN ITEMS IN
                         FORM N-8B-2 AND THE PROSPECTUS

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1

-----------------------------------------------------------------------------------------------------------
                  FORM N-8B-2*                                        CAPTION IN PROSPECTUS**
-----------------------------------------------------------------------------------------------------------
Item 1                                            Cover Page
-----------------------------------------------------------------------------------------------------------
Item 2                                            Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
Item 3                                            Not Applicable****
-----------------------------------------------------------------------------------------------------------
Item 4                                            Service Providers
-----------------------------------------------------------------------------------------------------------
Item 5                                            Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
Item 6                                            Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
Item 7                                            Not Required***
-----------------------------------------------------------------------------------------------------------
Item 8                                            Not Required***
-----------------------------------------------------------------------------------------------------------
Item 9                                            Not Applicable****
-----------------------------------------------------------------------------------------------------------
Item 10                                           Purchasing Your Policy
-----------------------------------------------------------------------------------------------------------
                                                  Borrowing Money
-----------------------------------------------------------------------------------------------------------
                                                  Withdrawing Your Money
-----------------------------------------------------------------------------------------------------------
                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------
                                                  Payment of Policy Proceeds
-----------------------------------------------------------------------------------------------------------
                                                  Charges
-----------------------------------------------------------------------------------------------------------
                                                  Continuation of Your Policy
-----------------------------------------------------------------------------------------------------------
                                                  Other Information About Your Policy
-----------------------------------------------------------------------------------------------------------
                                                  Premium Payments
-----------------------------------------------------------------------------------------------------------
                                                  Voting Rights
-----------------------------------------------------------------------------------------------------------
                                                  Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
                                                  Information About the Investment Options
-----------------------------------------------------------------------------------------------------------
                                                  Allocation of Net Premiums
-----------------------------------------------------------------------------------------------------------
                                                  Transferring Your Money
-----------------------------------------------------------------------------------------------------------
                                                  Riders
-----------------------------------------------------------------------------------------------------------
                                                  Tax Matters
-----------------------------------------------------------------------------------------------------------
Item 11                                           Information About the Investment Options
-----------------------------------------------------------------------------------------------------------
Item 12                                           Service Providers
-----------------------------------------------------------------------------------------------------------
Item 13                                           Policy at a Glance
-----------------------------------------------------------------------------------------------------------
                                                  Borrowing Money
-----------------------------------------------------------------------------------------------------------
                                                  Withdrawing Your Money
-----------------------------------------------------------------------------------------------------------
                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------
                                                  Charges
-----------------------------------------------------------------------------------------------------------
                                                  Riders
-----------------------------------------------------------------------------------------------------------
                                                  Information About the Investment Options
-----------------------------------------------------------------------------------------------------------
                                                  Service Providers
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                  FORM N-8B-2*                                        CAPTION IN PROSPECTUS**
-----------------------------------------------------------------------------------------------------------
Item 14                                           Purchasing Your Policy
-----------------------------------------------------------------------------------------------------------
                                                  Riders
-----------------------------------------------------------------------------------------------------------
                                                  Other Information About Your Policy
-----------------------------------------------------------------------------------------------------------
Item 15                                           Purchasing Your Policy
-----------------------------------------------------------------------------------------------------------
                                                  Premium Payments
-----------------------------------------------------------------------------------------------------------
                                                  Allocation of Net Premiums
-----------------------------------------------------------------------------------------------------------
                                                  Transferring Your Money
-----------------------------------------------------------------------------------------------------------
                                                  Other Information About Your Policy
-----------------------------------------------------------------------------------------------------------
                                                  Information About the Investment Options
-----------------------------------------------------------------------------------------------------------
                                                  Valuation of Your Investment
-----------------------------------------------------------------------------------------------------------
Item 16                                           Allocation of Net Premiums
-----------------------------------------------------------------------------------------------------------
                                                  Transferring Your Money
-----------------------------------------------------------------------------------------------------------
                                                  Borrowing Money
-----------------------------------------------------------------------------------------------------------
                                                  Withdrawing Your Money
-----------------------------------------------------------------------------------------------------------
                                                  Charges
-----------------------------------------------------------------------------------------------------------
                                                  Information About the Investment Options
-----------------------------------------------------------------------------------------------------------
                                                  Valuation of Your Investment
-----------------------------------------------------------------------------------------------------------
Item 17                                           Purchasing Your Policy
-----------------------------------------------------------------------------------------------------------
                                                  Borrowing Money
-----------------------------------------------------------------------------------------------------------
                                                  Withdrawing Your Money
-----------------------------------------------------------------------------------------------------------
                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------
                                                  Payment of Policy Proceeds
-----------------------------------------------------------------------------------------------------------
                                                  Charges
-----------------------------------------------------------------------------------------------------------
                                                  Continuation of Your Policy
-----------------------------------------------------------------------------------------------------------
                                                  Other Information About Your Policy
-----------------------------------------------------------------------------------------------------------
                                                  Riders
-----------------------------------------------------------------------------------------------------------
Item 18                                           Valuation of Your Investment
-----------------------------------------------------------------------------------------------------------
                                                  Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
Item 19                                           Other Information About Your Policy
-----------------------------------------------------------------------------------------------------------
Item 20                                           Not Applicable****
-----------------------------------------------------------------------------------------------------------
Item 21                                           Borrowing Money
-----------------------------------------------------------------------------------------------------------
                                                  Continuation of Your Policy
-----------------------------------------------------------------------------------------------------------
Item 22                                           Not Applicable****
-----------------------------------------------------------------------------------------------------------
Item 23                                           Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
Item 24                                           Information About the Investment Options
-----------------------------------------------------------------------------------------------------------
                                                  Valuation of Your Investment
-----------------------------------------------------------------------------------------------------------
Item 25                                           Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
Item 26                                           Not Applicable****
-----------------------------------------------------------------------------------------------------------
Item 27                                           Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
Item 28                                           Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
Item 29                                           Columbus Life Insurance Company and Separate Account 1
-----------------------------------------------------------------------------------------------------------
Item 30                                           Not Applicable****
-----------------------------------------------------------------------------------------------------------
Item 31                                           Not Applicable****
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                       FORM N-8B-2*                              CAPTION IN PROSPECTUS**
----------------------------------------------------------------------------------------------------------
Item 32                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 33                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 34                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 35                                          Purchasing Your Policy
----------------------------------------------------------------------------------------------------------
                                                 Service Providers
----------------------------------------------------------------------------------------------------------
Item 36                                          Not Required***
----------------------------------------------------------------------------------------------------------
Item 37                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 38                                          Service Providers
----------------------------------------------------------------------------------------------------------
Item 39                                          Service Providers
----------------------------------------------------------------------------------------------------------
Item 40                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 41                                          Service Providers
----------------------------------------------------------------------------------------------------------
Item 42                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 43                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 44                                          Charges
----------------------------------------------------------------------------------------------------------
                                                 Valuation of Your Investment
----------------------------------------------------------------------------------------------------------
                                                 Premium Payments
----------------------------------------------------------------------------------------------------------
Item 45                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 46                                          Payments of Policy Proceeds
----------------------------------------------------------------------------------------------------------
                                                 Charges
----------------------------------------------------------------------------------------------------------
                                                 Valuation of Your Investment
----------------------------------------------------------------------------------------------------------
Item 47                                          Information about the Investment Options
----------------------------------------------------------------------------------------------------------
Item 48                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 49                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 50                                          Columbus Life Insurance Company and Separate Account 1
----------------------------------------------------------------------------------------------------------
Item 51                                          Columbus Life Insurance Company and Separate Account 1
----------------------------------------------------------------------------------------------------------
                                                 Death Benefit
----------------------------------------------------------------------------------------------------------
                                                 Riders
----------------------------------------------------------------------------------------------------------
                                                 Other Information About Your Policy
----------------------------------------------------------------------------------------------------------
                                                 Payment of Policy Proceeds
----------------------------------------------------------------------------------------------------------
                                                 Purchasing Your Policy
----------------------------------------------------------------------------------------------------------
                                                 Premium Payments
----------------------------------------------------------------------------------------------------------
                                                 Borrowing Money
----------------------------------------------------------------------------------------------------------
                                                 Withdrawing Your Money
----------------------------------------------------------------------------------------------------------
                                                 Continuation of Your Policy
----------------------------------------------------------------------------------------------------------
                                                 Charges
----------------------------------------------------------------------------------------------------------
                                                 Valuation of Your Investment
----------------------------------------------------------------------------------------------------------
Item 52                                          Information About the Investment Options
----------------------------------------------------------------------------------------------------------
Item 53                                          Tax Matters
----------------------------------------------------------------------------------------------------------
Item 54                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 55                                          Not Applicable****
----------------------------------------------------------------------------------------------------------
Item 56                                          Not Required***
----------------------------------------------------------------------------------------------------------
Item 57                                          Not Required***
----------------------------------------------------------------------------------------------------------
Item 58                                          Not Required***
----------------------------------------------------------------------------------------------------------
Item 59                                          Not Required***
----------------------------------------------------------------------------------------------------------

* Registrant includes this Reconciliation and Tie Statement in this Post-Effective Amendment to its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Pursuant to Sections 8 and 30(b)(1) of the Investment Company Act of 1940, Rule 30a-1 under that Act, and Forms N-8B-2 and N-SAR under that Act, Registrant will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission. In addition, the Registration Statement on Form S-6 and any amendments thereto are deemed to update and amend Registrant's N-8B-2 to the extent necessary that the N-8B-2 is not inconsistent therewith.

** Caption in Prospectus, to the extent relevant to this Form. Certain items are not relevant pursuant to the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

*** Not required pursuant to Instruction 1(a) as to the Prospectus as set out in Form S-6.

**** Omitted from the Prospectus pursuant to Instruction 3 as to the Prospectus as set out in Form S-6.

                         Columbus Life Flexible Premium
                    Variable Universal Life Insurance Policy
                         Columbus Life Insurance Company
                               Separate Account 1

                                   Prospectus


                                   May 1, 2002


This Prospectus describes the Columbus Life Flexible Premium Variable Universal Life Insurance Policy (Policy) and the investment options available to Policy owners. It contains information you should know before purchasing a Policy and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Policy is issued by Columbus Life Insurance Company (Columbus Life). The Policy is an investment alternative that offers you:

o     Life insurance protection          o     Tax-deferred earnings
o     Flexible premium payments          o     Access to your funds
o     Flexible benefits                        through withdrawals and loans
o     Optional coverages                 o     34 investment options


The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms of your Policy differ from the description of the Policy in this Prospectus, you should rely on the terms in your Policy.


You tell us how to invest your premium payments among the investment options. Your investment options include 33 Sub-Accounts of Separate Account 1 that invest in the following Funds:


o     AIM V.I. Growth Fund-Series I                       o      MFS(R) Mid Cap Growth Series-Service Class
o     AIM V.I. Government Securities Fund-Series I        o      MFS(R) New Discovery Series-Service Class
o     Alger American Small Capitalization                 o      PIMCO VIT Long-Term U.S. Government
      Portfolio-Class O                                          Portfolio-
o     Alger American Growth Portfolio-Class O                    Administrative Class
o     Scudder VIT EAFE(R) Equity Index Fund - Class A     o      Touchstone International Equity Fund
o     Scudder VIT Equity 500 Index Fund - Class A         o      Touchstone Emerging Growth Fund
o     Scudder VIT Small Cap Index Fund - Class A          o      Touchstone Small Cap Value Fund
o     Fidelity(R) VIP Equity-Income Portfolio-Service     o      Touchstone Growth/Value Fund
      Class 2
o     Fidelity(R) VIP Contrafund(R) Portfolio-Service     o      Touchstone Large Cap Growth Fund
      Class 2
o     Fidelity(R) VIP Growth & Income                     o      Touchstone Enhanced 30 Fund
      Portfolio-Service Class 2
o     Fidelity(R) VIP Growth Portfolio-Service Class 2    o      Touchstone Value Plus Fund
o     Fidelity(R) VIP Asset Manager(SM)                   o      Touchstone Growth & Income Fund
      Portfolio-Service Class 2
o     Fidelity(R) VIP Balanced Portfolio-Service          o      Touchstone Balanced Fund
      Class 2
o     Fidelity(R) VIP Mid Cap Portfolio-Service Class     o      Touchstone High Yield Fund
      2
o     MFS(R) Capital Opportunities Series-Service         o      Touchstone Bond Fund
      Class

o     MFS(R) Emerging Growth Series-Initial Class       o        Touchstone Standby Income Fund
o     MFS(R) Investors Trust Series-Initial Class       o        Touchstone Money Market Fund


The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of Columbus Life.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains certain other material that is legally part of the registration statement for Columbus Life Insurance Company Separate Account 1 (Separate Account 1) and other information about Separate Account 1. You can also view these documents at the Public Reference Room of the Securities and Exchange Commission or obtain copies, for a fee, by writing to the Public Reference Room of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549. You can also call the Securities and Exchange Commission at 800.SEC.0330. The Registration Number for the Policies is 333-78489. The Registration Number for the Separate Account is 811-09337.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Policies or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the Policy. The Policy is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other agency.

Each Sub-Account invests in a corresponding Fund that may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor and sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of the Fund's investment policies, Fund expenses and size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available mutual funds because you will pay additional charges related to your Policy, such as premium tax charges and mortality and expense risk charges.

Investments in variable life insurance policies involve investment risk, including possible loss of principal.

Benefits described in this Prospectus may not be available in every jurisdiction. Please refer to your Policy and contact your insurance agent/financial representative for specific benefit information.

No one is authorized to give any information or make any representation other than those contained in the Policy (including any attached riders or endorsements), this Prospectus or our approved sales literature. You should rely only on the information contained in the Policy (including any attached riders or endorsements), this Prospectus or our approved sales literature.


 The Policy is a flexible premium variable universal life insurance policy. The amount or duration of the death benefit may be variable or fixed under specified conditions and may increase or decrease. The cash value of the policy may increase or decrease in accordance with the experience of the separate account.
   You could lose your entire investment, depending on the performance of the investment options. If this occurs and a no-lapse guarantee is not in effect, there could be no death benefit absent additional payments made to keep the policy in force.

   The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein.

No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

                                TABLE OF CONTENTS


POLICY AT A GLANCE ........................................................    4
SUMMARY ...................................................................    7
PURCHASING YOUR POLICY ....................................................   10
PREMIUM PAYMENTS ..........................................................   12
ALLOCATION OF NET PREMIUMS ................................................   14
TRANSFERRING YOUR MONEY ...................................................   16
BORROWING MONEY ...........................................................   18
WITHDRAWING YOUR MONEY ....................................................   19
DEATH BENEFIT .............................................................   21
PAYMENT OF POLICY PROCEEDS ................................................   24
CHARGES ...................................................................   27
CONTINUATION OF YOUR POLICY ...............................................   31
RIDERS ....................................................................   34
OTHER INFORMATION ABOUT YOUR POLICY .......................................   38
INFORMATION ABOUT THE INVESTMENT OPTIONS ..................................   42
VALUATION OF YOUR INVESTMENT ..............................................   52
PERFORMANCE INFORMATION ...................................................   53
VOTING RIGHTS .............................................................   54
COLUMBUS LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT 1....................   55
SERVICE PROVIDERS .........................................................   58
TAX MATTERS ...............................................................   60
OTHER GENERAL INFORMATION .................................................   63
SUPPLEMENT A - POLICY ILLUSTRATION ........................................  A-1
SUPPLEMENT B - TABLE OF APPLICABLE DEATH BENEFIT FACTORS ..................  B-1
SUPPLEMENT C - TABLE OF COST OF INSURANCE CHARGES .........................  C-1
SUPPLEMENT D - TABLE OF SURRENDER CHARGES .................................  D-1
SUPPLEMENT E - CONTINUATION PROVISIONS ....................................  E-1
SUPPLEMENT F - VALUATION PROCEDURES .......................................  F-1
GLOSSARY...................................................................  G-1
COLUMBUS LIFE INSURANCE COMPANY FINANCIAL STATEMENTS ......................  H-1
SEPARATE ACCOUNT 1 FINANCIAL STATEMENTS...................................  I-1

                               POLICY AT A GLANCE

The following is a snapshot of the Policy. Please refer to the Policy and the remainder of the Prospectus for further details and other information. Policy provisions may vary slightly from state to state according to state laws. See Supplement A for Illustrations of how various aspects of the Policy and investment performance can affect your Policy.

PREMIUM PAYMENTS AND WITHDRAWALS


Minimum Amounts
    Premiums                          Depends on the Insured's Attained Age,
                                      gender and underwriting class, the
                                      Specified Amount of insurance coverage and the addition of any riders

    Withdrawals                       $500

INSURANCE BENEFITS

Death Benefit
    Option 1                          Greater of Specified Amount or the
                                      applicable multiple of your Account Value;
                                      less Indebtedness
    Option 2                          Greater of Specified Amount plus Account
                                      Value or the applicable multiple of your Account Value; less Indebtedness

Minimum Issue Limit
    Preferred                         $100,000
    Standard                          $25,000
Minimum Increase or Decrease in       $25,000, subject to Minimum Issue Limit restrictions
   Coverage
Riders
    Included Rider*                   Accelerated Death Benefit
    Optional Riders**                 Accidental Death
                                      Insured Insurability
                                      Disability Credit
                                      Children's Term
                                      Other Insured

TRANSFERS

Number of Transfers                   Unlimited times between Sub-Accounts
                                      (a Transfer Charge will apply after 12
                                      transfers per Policy Year); 1 time from
                                      the Fixed Account per Policy Year (25%
                                      limitation in the first 4 years) or 1 time
                                      to the Fixed Account per Policy Year
                                      (restrictions do not apply to transfers
                                      made under the Dollar Cost Averaging
                                      Program or Automatic Rebalancing Program)

Minimum Amount of Transfer            $250 or the total amount in the Sub-Account, whichever is less

LOANS

Loan Amount
    Minimum                           None
    Maximum                           90% of the Cash Surrender Value, less any
                                      Indebtedness and less the next 2 Monthly
                                      Deductions and Monthly Expense Charges
Interest Rate                         6.50% (maximum of 8.00%)


*Where permitted by state law.


**Issue restrictions may apply. See the Riders section of this Prospectus.

POLICY CHARGES AND DEDUCTIONS

Percent of Premium Charges
    Premium Expense Charge            4.75% (maximum of 5.50%) of premium payments
    Tax Charge                        Varies by state of residence (maximum of
                                      3.50% of premium payments)

Monthly Deductions from Account
Value
    Cost of Insurance Charge          Depends on the Insured's Attained Age,
                                      gender and underwriting class, the
                                      Specified Amount, Account Value,
                                      Indebtedness and selected death benefit
                                      option (See Supplement C for guaranteed
                                      maximum charges)
    Monthly Expense Charge            $6.00 (maximum of $7.00)
    Rider Charges
     Accelerated Death Benefit        No charge until advance of
                                      funds (the Company may charge a
                                      transaction fee to process the advance and
                                      interest is charged on the advance)

     Accidental Death                 Depends on the Insured's Attained Age and
                                      selected Accidental Death Benefit Amount

     Insured Insurability             Depends on the Insured's Attained Age and
                                      selected Insured Insurability Option
                                      Amount

     Disability Credit                Depends on the Insured's Attained Age and
                                      selected Credit Amount

     Children's Term                  Depends on selected Children's Term
                                      Benefit Amounts

     Other Insured                    Depends on each Other Insured's Attained
                                      Age, gender and underwriting class and
                                      selected Other Insured Benefit Amounts

Separate Account Charges
    Mortality and Expense Risk        0.90% effective annual rate (maximum of
    Charge                            1.00%) deducted daily from the
                                      Accumulation Unit Value of each
                                      Sub-Account

Transaction Charges
    Transfer Charge                   $0 for first 12 transfers among
                                      Sub-Accounts each Policy Year; $10 for
                                      each additional transfer in a Policy
                                      Year--deducted from Account Value at time
                                      of transfer
    Surrender Charge

     Full Surrender                   Applies during the first 14 years since
                                      your Policy Date or since the date of any
                                      increase in Specified Amount if you
                                      surrender your Policy, or if it terminates
                                      at the end of a Grace Period because no
                                      continuation provision applies and we did
                                      not receive sufficient premium to keep it
                                      in effect. An amount up to the full
                                      Surrender Charge shown in your most recent
                                      Policy Schedule and in Supplement D to
                                      this Prospectus is deducted from the
                                      Account Value at the time of surrender
                                      (maximum of $44.90 per $1,000 decrease in
                                      Specified Amount). The Surrender Charge
                                      applicable to any given policy may be less
                                      than the maximum Surrender Charge
                                      described in Supplement D.

     Other Decrease in Specified      Applies during the first 14 years since
     Amount (Upon Your Request or     your Policy Date or since the date of any
     as a Result of Partial           increase in Specified Amount if you
     Surrender or Withdrawal)         request a decrease in Specified Amount, or
                                      the Specified Amount decreases as a result
                                      of partial surrender or withdrawal. A pro
                                      rata portion of an amount up to the full
                                      Surrender Charge shown in your most recent
                                      Policy Schedule and in Supplement D to
                                      this Prospectus is deducted from Account
                                      Value at the time of the decrease in
                                      Specified Amount

                                      (maximum of $44.90 per $1,000 decrease in Specified Amount), plus a $50 withdrawal fee for your second and each additional withdrawal in a Policy Year. The Surrender
                                      Charge applicable to any given policy may be less than the maximum Surrender Charge described in Supplement D.


    Withdrawal Fee                    $50 for your second and each additional
                                      withdrawal in a Policy Year.


FUND EXPENSES(1)


                                                                                                             Before Expense
                                                                  After Expense Reimbursement(2)            Reimbursement(2)
                                                                  ------------------------------            ----------------
                                                          Advisor       Other       12b-1        Total
                                                            Fees      Expenses     Fees(3)      Expenses     Total Expenses
                                                            ----      --------     -------      --------     --------------
AIM Variable Insurance Funds
AIM V.I. Growth Fund-Series I                              0.62%        0.26%         --         0.88%            0.88%
AIM V.I. Government Securities Fund-Series I               0.50%        0.58%         --         1.08%            1.08%
The Alger American Fund
Alger American Small Capitalization Portfolio-Class O      0.85%        0.07%         --         0.92%            0.92%
Alger American Growth Portfolio-Class O                    0.75%        0.06%         --         0.81%            0.81%
Deutsche Asset Management VIT Funds
Scudder VIT EAFE(R) Equity Index Fund(4) - Class A         0.45%        0.20%         --         0.65%            0.81%
Scudder VIT Equity 500 Index Fund(4) - Class A             0.20%        0.10%         --         0.30%            0.31%
Scudder VIT Small Cap Index Fund(4) - Class A              0.35%        0.10%         --         0.45%            0.63%
Fidelity(R) Variable Insurance Products Funds
Fidelity VIP Equity-Income Portfolio-Service Class 2       0.48%        0.11%       0.25%        0.84%            0.84%
Fidelity VIP Contrafund(R) Portfolio-Service Class 2       0.58%        0.11%       0.25%        0.94%            0.94%
Fidelity VIP Growth & Income Portfolio-Service Class 2     0.48%        0.11%       0.25%        0.84%            0.84%
Fidelity VIP Growth Portfolio-Service Class 2              0.58%        0.10%       0.25%        0.93%            0.93%
Fidelity VIP Asset Manager(SM) Portfolio-Service Class 2   0.53%        0.12%       0.25%        0.90%            0.90%
Fidelity VIP Balanced Portfolio-Service Class 2            0.43%        0.15%       0.25%        0.83%            0.83%
Fidelity VIP Mid Cap Portfolio-Service Class 2             0.58%        0.11%       0.25%        0.94%            0.94%
MFS(R)  Variable Insurance Trust(SM)
MFS Capital Opportunities Series-Service Class             0.75%        0.16%       0.25%        1.16%            1.21%
MFS Emerging Growth Series-Initial Class                   0.75%        0.12%         --         0.87%            0.87%
MFS Investors Trust Series-Initial Class                   0.75%        0.15%         --         0.90%            0.90%
MFS Mid Cap Growth Series-Service Class                    0.75%        0.15%       0.25%        1.15%            1.20%
MFS New Discovery Series-Service Class                     0.90%        0.16%       0.25%        1.31%            1.34%
PIMCO Variable Insurance Trust
PIMCO VIT Long-Term U.S. Government                        0.25%        0.40%         --         0.65%            0.66%
  Portfolio(5)-Administrative Class
Touchstone Variable Series Trust
Touchstone International Equity Fund                       0.95%        0.30%         --         1.25%            2.21%
Touchstone Emerging Growth Fund                            0.80%        0.35%         --         1.15%            1.36%
Touchstone Small Cap Value Fund                            0.80%        0.20%         --         1.00%            2.16%
Touchstone Growth/Value Fund                               1.00%        0.10%         --         1.10%            3.00%
Touchstone Large Cap Growth Fund(6)                        0.75%        0.20%         --         0.95%            2.28%
Touchstone Enhanced 30 Fund                                0.65%        0.10%         --         0.75%            1.79%
Touchstone Value Plus Fund                                 0.75%        0.40%         --         1.15%            2.24%
Touchstone Growth & Income Fund                            0.80%        0.05%         --         0.85%            1.36%
Touchstone Balanced Fund                                   0.80%        0.10%         --         0.90%            1.43%
Touchstone High Yield Fund                                 0.60%        0.20%         --         0.80%            1.45%
Touchstone Bond Fund                                       0.55%        0.20%         --         0.75%            1.09%
Touchstone Standby Income Fund                             0.25%        0.25%         --         0.50%            0.96%
Touchstone Money Market Fund                               0.50%        0.10%         --         0.60%            2.31%

(1) The fee and expense figures shown for each Fund are based on actual advisor fees and other expenses incurred during the fiscal year ended December 31, 2001, except in the case of the following Funds that commenced operations after January 1, 2001: The Touchstone Growth/Value, Large Cap Growth and Money Market Funds, which commenced operations on May 1, 2001. The fees and expenses shown for these funds are annualized as discussed in each Fund's prospectus provided to you with this Prospectus.


(2) The Funds or their Advisors may have entered into fee waiver and/or expense reimbursement arrangements that limit the total expenses a Fund pays. The Fund prospectuses provided with this Prospectus describe these arrangements in greater detail. Such arrangements may change from year to year. Without fee waiver or expense reimbursement limits, the Funds would have incurred the expenses set forth in the "Before Expense Reimbursement" column.


(3) Certain of the Funds have entered into distribution and service plan agreements in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds may pay their distributors a fee as a percentage of average daily net assets of the Funds. These plans are described in greater detail in the Fund prospectuses provided with this Prospectus. The amount of 12b-1 fees may change from time to time in accordance with the plans. The 12b-1 fees shown are fees in effect on May 1, 2002.

(4) Formerly "Deutsche VIT" Funds.

(5) Formerly "PIMCO Long-Term U.S. Government Bond Portfolio".

(6) Formerly "Touchstone Equity Fund".

                                     SUMMARY

This summary answers some basic questions about the Policy. Because this is a summary, please read the Policy and the remainder of the Prospectus for more details and other information. If the terms of your Policy differ from the description of the Policy in this Prospectus, you should rely on the terms of your Policy.

What Kind of Life Insurance is the Policy?

The Policy is a flexible premium, variable universal life insurance policy. The Policy is called "flexible premium" because you can change the amount and frequency of your premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash Surrender Value and your Death Benefit can vary because your Account Value will vary.

Can I Obtain Personalized Illustrations Demonstrating How the Policy Might Work?

Yes, we will furnish, upon request and free of charge, a personalized illustration reflecting the proposed Insured's Attained Age, gender and underwriting class. We may charge a reasonable fee for additional illustrations.

How Do I Purchase a Policy?

You can apply for a Policy by contacting your insurance agent. We will not issue a Policy that insures a person who does not meet our underwriting standards. We will also not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. Insurance coverage under your Policy begins on the effective date of your Policy.

How Much Life Insurance Can I Purchase?

The minimum amount of life insurance you must purchase depends on which premium classification applies to your application. If you qualify for our "preferred" premium classification, the minimum amount of insurance you must purchase is $100,000; otherwise it is $25,000. We call this minimum amount of insurance the "Minimum Issue Limit."

We call the amount of insurance that you request the "Specified Amount."

You can request a change to your Specified Amount at any time after the first Policy Year. We must approve each request. Generally, the minimum amount of an increase or decrease we will approve is $25,000. You cannot decrease your Specified Amount below your Minimum Issue Limit. Surrender Charges may apply to decreases in your Specified Amount.

What Insurance Protection Does the Policy Offer?

The Policy provides life insurance on the Insured. We will pay the Beneficiary the Death Proceeds when the Insured dies. The Death Proceeds include the Death Benefit under the Policy plus any insurance provided by riders to the Policy.

The Death Benefit will never be lower than your Specified Amount less any Indebtedness. Depending on the Insured's age and your Account Value, the Death Benefit could be higher than your Specified Amount. The amount of the Death Benefit also depends on the death benefit option you selected. We offer 2 death benefit options-- Option 1 and Option 2.

Option 1 emphasizes the potential growth of your Account Value. If you select Option 1, any increase in your Account Value will decrease the risk to us relative to the death benefit we must pay when the Insured dies and will decrease your cost of insurance.

Option 2 emphasizes the potential growth of your Death Benefit. If you select Option 2, any increase in your Account Value will increase the amount of your Death Benefit. Your cost of insurance will be higher under Option 2.

How Much are the Premium Payments?

When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown in your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Insured reaches 100 years of age or dies.

You are not required to make premium payments in set amounts or on a set schedule. You may skip a Planned Premium payment and you may change the amount and frequency of your Planned Premium. You must use this flexibility responsibly to ensure that your insurance coverage continues. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force.

What Charges Will I Pay Under the Policy?

We assess charges to support the operation of your Policy and Separate Account 1, such as cost of insurance charges, rider charges, Monthly Expense Charges, premium expense charges, tax charges and mortality and expense risk charges. In addition, we assess administrative fees for processing withdrawals and certain transfers among the Sub-Accounts and Surrender Charges on withdrawals made in the first 14 years of the Policy or within 14 years following an increase in your Specified Amount. Some charges are subtracted from your premium payments, others reduce your Account Value or the Accumulation Unit Value.

What Factors Affect My Cost of Insurance Charges?


Your cost of insurance charges will depend on the Insured's age, gender and underwriting class, your Account Value, your Indebtedness, the death benefit option you select, and the Specified Amount. The underwriting class depends on the Insured's health, whether the Insured uses tobacco and other factors that we use to determine the insurability of the Insured. The maximum monthly cost of insurance charges will never exceed the guaranteed monthly cost of insurance rates as shown in your Policy Schedule.


What are My Investment Options?

You have 34 investment options for your Net Premiums. You may allocate your Net Premiums among the 33 available Sub-Accounts of Separate Account 1, and the Fixed Account. Each Sub-Account invests exclusively in a corresponding Fund of AIM Variable Insurance Funds (AIM), The Alger American Fund (Alger), Deutsche Asset Management VIT Funds (Deutsche), Fidelity(R) Variable Insurance Products Funds (Fidelity), MFS(R) Variable Insurance Trust(SM) (MFS), PIMCO Variable Insurance Trust (PIMCO) or Touchstone Variable Series Trust (Touchstone). The Sub-Accounts provide an opportunity for a higher rate of return than the Fixed Account but also expose you to a higher risk of losing money. The Fixed Account provides a guaranteed minimum rate of return.

How Do I Allocate My Net Premiums Among Investment Options?

You allocate your Net Premiums by specifying on your application the percentage of your Net Premiums you would like us to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the Net Premiums based on the most recent allocation instructions we have received from you.

How Will My Account Value Vary?

Your Account Value will vary on a daily basis to reflect the investment experience of the Sub-Accounts. Your Account Value will also reflect the amount and frequency of premium payments, any withdrawals, any Indebtedness and charges and deductions connected with your Policy. There is no guaranteed minimum Account Value, which means that you bear the entire investment risk that your Account Value could fall to zero.

Can I Transfer My Account Value Among Investment Options?

Yes, you can transfer your Account Value among the Sub-Accounts up to 12 times per Policy Year without charge. We will charge you $10 for each additional transfer you make among the Sub-Accounts in a Policy Year. You are also permitted to make either 1 transfer to the Fixed Account or 1 transfer from the Fixed Account per Policy Year without charge. In the first 4 Policy Years, you cannot transfer more than 25% of your money from the Fixed Account in a Policy Year.

How Do I Access My Account Value?

Generally, you can withdraw from your Policy part or all of your Account Value, less any applicable withdrawal fees and Surrender Charges, and less any Indebtedness. We generally assess a Surrender Charge for each partial or full withdrawal. Partial withdrawals and related withdrawal fees and Surrender Charges will reduce your Account Value. Depending upon your Account Value and death benefit option, partial withdrawals and Surrender Charges may also reduce your Specified Amount. A full surrender will terminate your Policy. A partial withdrawal or full surrender may also have tax consequences.

Can I Borrow Against My Policy?

Yes, you can borrow money from us by using your Policy as the sole collateral for the loan. The most you can borrow against your Policy is 90% of your Cash Surrender Value, less any Indebtedness and less an amount sufficient to cover the next 2 Monthly Deductions and Monthly Expense Charges. The maximum interest rate we charge on loans is 8.00%. A loan, whether repaid or not, will have a permanent negative effect on the Death Benefit and Account Value of your Policy.

What Will Cause the Policy to Lapse?


Your Policy will lapse if your Net Cash Surrender Value is insufficient to pay the Monthly Expense Charge and Monthly Deduction and none of the continuation provisions applies and we do not receive sufficient premium payment during the Grace Period. If your Policy lapses, you will not receive any money from us because Net Cash Surrender Value will have been reduced to zero.


Will My Death Benefit and Account Value be Taxed?

The Policy is intended to meet the definition of a "life insurance contract" under federal tax law. Therefore, the Death Proceeds should be fully excludable from the Beneficiary's gross income. In addition, any earnings on your investment in the Sub-Accounts should not be taxable to you while the Policy is in effect unless you withdraw some or all of your Account Value. Under certain circumstances, a loan may be treated as taxable income. We do not intend this discussion to be tax advice. You should consult with your own tax advisor before purchasing a Policy.

Do I Have a "Free Look" Right to Examine the Policy?

Yes, you may cancel the Policy within 10 days after receiving it, or such longer period as state law may require. If you cancel the Policy during the free look period, we generally will refund to you (1) the amount of your Net Premiums allocated to the Fixed Account, plus (2) the value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent, plus (3) any charges.


Can I Convert My Policy to a Fixed Benefit Policy?

You may elect to convert your Policy to a fixed benefit policy during the first two Policy Years and for certain periods following a change in the investment policy of Separate Account 1. We will transfer your entire Account Value to the Fixed Account at no charge, and the Sub-Accounts will no longer be available to you as investment options. In some states, your conversion rights may vary.

                             PURCHASING YOUR POLICY

To obtain an application to purchase a Policy, please contact your insurance agent.

Eligible Purchasers

You can apply for a Policy if:

o     You live in a state where we can issue a Policy.

o     You are of legal age.


Your application will be processed through our underwriting process, which may require the proposed Insured to have a medical exam. Any premium payment received by us from you before we have completed the underwriting process will be held by us in escrow. After we complete the underwriting process, we will notify you of our decision regarding your application. If we approve your application, the insurance coverage provided by your Policy will be effective when you have received the Policy, signed any applicable amendments to the application, and paid the required minimum initial premium while the Insured is alive and in the same health as indicated in the application.

We will allocate your initial Net Premium to the money market Sub-Account on the Policy Date (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to the money market Sub-Account. We will send you statements confirming that your premium has been allocated.

We reserve the right to deposit premium in the money market Sub-Account for the duration of the free look period if such period exceeds 15 days.


Even if you live in a state where we can issue a Policy, we will not issue a Policy that insures a person who will be over 85 years of age on the date the Policy is issued. We will also not issue a Policy that insures a person who does not meet our underwriting standards. If we do not issue a Policy to you, we will return any premium payments made by you and received by us.

Specified Amount and Minimum Issue Limit

If you meet our underwriting standards, you may purchase a Policy with a Specified Amount as low as the Minimum Issue Limit. The Minimum Issue Limit depends on the premium classification used and is shown on your Policy Schedule. If you purchase a Policy with a Specified Amount equal to or near the Minimum Issue Limit, you might not be able to:

o     Make partial withdrawals;

o     Reduce your Specified Amount; or

o     Change your Death Benefit option.

You should consider these limitations before you purchase a Policy with a Specified Amount at or near the Minimum Issue Limit. You should discuss the Specified Amount for your Policy with your insurance agent before purchasing a Policy.

10-Day Review Period

You have 10 days to review your Policy after you receive it. This 10-day review period is called the free look period. Some state laws may require us to give you a longer free look period.

If you are not satisfied with the Policy, you can cancel it during the free look period. To cancel your Policy, you must return it either to us at Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to the insurance agent who sold you the Policy within 10 days after you receive it. If you cancel the Policy during the free look period, we will refund to you:

o     The amount of your Net Premiums allocated to the Fixed Account; plus
o The value of your investments in the Sub-Accounts as calculated on the date your notice of cancellation is received by us or your insurance agent; plus
o     Any charges.

However, some state laws may require us to refund your total premium payments.

                                PREMIUM PAYMENTS

Premium payments are payments that you make to purchase and maintain your Policy. You can vary the amount and frequency of your premium payments. The amount and frequency of your premium payments will affect your Account Value and the duration of insurance coverage under your Policy. We reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the Policy would not qualify as life insurance under federal tax laws.


Your initial premium payment must equal at least 1/12th of the minimum annual premium for the Term No-Lapse Guarantee. Your initial premium payment may be given to your insurance agent. You should send your subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850.


Generally each premium payment must be at least $50.

You can make premium payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions. If you use one of these methods to make premium payments, we will accept premium payments in amounts less than $50.

Federal tax law may limit your ability to make certain large premium payments. We will monitor your premium payments to be sure that you do not exceed the permitted amounts or inadvertently incur any tax penalties due to excess premium payments.

Planned Premium

When you purchase your Policy, you tell us how much you plan to pay and how often you plan to pay. This is called your Planned Premium. The amount and frequency of your Planned Premium is shown in your Policy Schedule. Generally, you would continue to make Planned Premium payments until the Policy Anniversary after the Insured reaches 100 years of age or the date the Insured dies. You are not required to make a Planned Premium payment, but making Planned Premium payments increases the likelihood that your insurance coverage under the Policy will continue.

You are not required to make premium payments in set amounts or on a set schedule. You may find this flexibility attractive, but you are responsible for making sufficient premium payments to ensure that your Policy continues.

Generally, your Policy continues so long as your Net Cash Surrender Value is equal to or more than the Monthly Deduction plus the Monthly Expense Charge. Your Net Cash Surrender Value will fluctuate depending on various factors including the amount of your premium payments. Making Planned Premium payments increases the likelihood that your Net Cash Surrender Value will be sufficient to continue your Policy. If you skip a Planned Premium payment or you stop making Planned Premium payments, it is more likely that your Net Cash Surrender Value will be insufficient to continue your Policy.

Making Planned Premium payments does not guarantee that your Policy will continue. Because your Net Cash Surrender Value is affected by other factors, such as the investment return of your Policy, the charges related to your Policy, and the amount of loans and withdrawals you have made, your Planned Premium payments may not be enough to keep your Policy in force. You may need to increase your Planned Premium or make additional premium payments to keep your Policy in force. We will monitor your Policy and notify you if your Net Cash Surrender Value is no longer sufficient to maintain your Policy. Also, each year we will send you a report that includes a projection, which is based upon certain assumptions, that will indicate whether or not your Planned Premium is likely to be sufficient to keep your Policy in force for the upcoming year.

An illustration is a useful tool for estimating, by assuming one or more hypothetical investment returns, whether a given Planned Premium is likely to achieve the goals you have set for your Policy. An illustration is available upon request and free of charge.

More information about the continuation of your Policy, including certain provisions of your Policy that guarantee continued coverage for a specific period of time, is located on pages 31 - 33 of this Prospectus.

Changing Your Planned Premium

Planned Premium Changes by Phone. You can change the amount or frequency of your Planned Premium over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these telephone authorizations before you call to change your Planned Premium.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

      Give the representative the following information:

      o     Your Social Security number
      o Your Policy number or other precise information that identifies your Policy
      o     Your new Planned Premium information

Planned Premium Changes in Writing. You can also change the amount or frequency of your Planned Premium by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

      o Your Policy number or other precise information that identifies your Policy
      o     Your new Planned Premium information
      o     Your signature

Skipping Planned Premium Payments

You can skip Planned Premium payments and your Policy will continue to be effective if the Net Cash Surrender Value of your Policy is sufficient to pay the Monthly Deduction and the Monthly Expense Charge on the next Monthly Anniversary Day or one of the continuation provisions described on pages 31 - 33 is applicable. If not, your Policy may terminate.

Investor Alert
      o Your Net Cash Surrender Value is affected by various factors, including the investment performance of the investment options you select. Therefore, it is possible that, due to poor investment performance, your Net Cash Surrender Value will not be sufficient to continue coverage under your Policy even if you have paid your Planned Premiums.
      o Skipped premium payments, withdrawals and loans will reduce your Net Cash Surrender Value and may prevent you from meeting the conditions required to continue coverage under your Policy.
      o Because of the relative size of the minimum annual premium for the Term No-Lapse Guarantee and the Surrender Charge, your Net Cash Surrender Value will likely be zero for at least 10 years if you pay only that minimum annual premium. In addition, you may have to make an additional premium payment at the end of the first 10 years in order to continue coverage under your Policy. If you can only make the minimum annual premium payments, this type of policy may not be appropriate for you.

                           ALLOCATION OF NET PREMIUMS

Investment Options

You decide how to allocate your Net Premiums by selecting from the following investment options:

      Sub-Accounts
      o    AIM V.I. Growth
      o    AIM V.I. Government Securities
      o    Alger American Small Capitalization
      o    Alger American Growth

      o    Scudder VIT EAFE(R) Equity Index
      o    Scudder VIT Equity 500 Index
      o    Scudder VIT Small Cap Index

      o    Fidelity(R) VIP Equity-Income
      o    Fidelity(R) VIP Contrafund(R)
      o    Fidelity(R) VIP Growth & Income
      o    Fidelity(R) VIP Growth
      o    Fidelity(R) VIP Asset Manager(SM)
      o    Fidelity(R) VIP Balanced

      o    Fidelity(R) VIP Mid Cap

      o    MFS(R) Capital Opportunities
      o    MFS(R) Emerging Growth
      o    MFS(R) Investors Trust
      o    MFS(R) Mid Cap Growth
      o    MFS(R) New Discovery

      o    PIMCO VIT Long-Term U.S. Government

      o    Touchstone International Equity
      o    Touchstone Emerging Growth
      o    Touchstone Small Cap Value
      o    Touchstone Growth/Value

      o    Touchstone Large Cap Growth

      o    Touchstone Enhanced 30
      o    Touchstone Value Plus
      o    Touchstone Growth & Income
      o    Touchstone Balanced
      o    Touchstone High Yield
      o    Touchstone Bond
      o    Touchstone Standby Income
      o    Touchstone Money Market

      Fixed Account

- You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.

Allocation of Net Premiums

Your initial allocation instructions are included in your application and are shown in your Policy Schedule. You can change your allocation instructions by contacting us either by phone or in writing. After we receive a premium payment from you, we allocate your Net Premiums based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your Net Premiums:

o Allocate at least 1% of your Net Premiums to each investment option you choose.
o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.
o     Make sure your percentages total 100%.

Allocation Changes by Phone. You can change the allocation of your future Net Premiums over the phone by following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these telephone authorizations before you call to change your allocations over the phone.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

      Give the representative the following information:

      o     Your Social Security number
      o Your Policy number or other precise information that identifies your Policy
      o     Your allocation instructions

Allocation Changes in Writing. You can also change the allocation of your future Net Premiums by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

      o Your Policy number or other precise information that identifies your Policy
      o     Your allocation instructions
      o     Your signature

Third Party Authorization. You can authorize a third party to allocate your Net Premiums. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.

Investor Alert

      o There is no guaranteed minimum value for amounts allocated to the Sub-Accounts. This means that you bear the entire investment risk that your investment in a Sub-Account could fall to zero.

                             TRANSFERRING YOUR MONEY

After your free look period, you can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

      o Each transfer must be at least $250 or the total value of the Sub-Account, if less than $250.
      o The allocation to each investment option must be at least 1% of the total transfer amount.
      o You can transfer money among the Sub-Accounts up to 12 times in a Policy Year without a charge. You will be charged $10 per transfer for each additional transfer in a Policy Year.
      o You can transfer either from the Fixed Account or to the Fixed Account only once each Policy Year.
            o During the first 4 Policy Years, you can transfer up to 25% of your money from the Fixed Account in a Policy Year. After your 4th Policy Year, you can transfer all of your money from the Fixed Account at any time.
            o     You can transfer an unlimited amount to the Fixed Account.

All transfers requested on the same day will be considered a single transfer for purposes of these guidelines and charges.

Transfers by Phone. You can transfer your money by calling us and following these steps:

Step 1: Fill out either the telephone authorization part of the application or a Telephone Access Authorization Form. You can get a copy of this form by contacting the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You must complete and return one of these telephone authorizations before you call to transfer your money.

Step 2: Call the Columbus Life Variable Service Center at 800.677.9595 between 8:00 a.m. and 4:00 p.m. Eastern Time.

      Give the representative the following information:

      o     Your Social Security number
      o Your Policy number or other precise information that identifies your Policy
      o     Your transfer instructions

Transfers in Writing. You can also transfer your money by writing to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your written instructions must include the following information:

      o Your Policy number or other precise information that identifies your Policy
      o     Your transfer instructions
      o     Your signature

Third Party Authorization. You can authorize a third party to transfer your money for you. To do so, you must complete the appropriate authorization forms. Contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595 for additional information.


Market Timing. Market timing transfers can disrupt an underlying Fund's ability to process transactions, which may disadvantage other Policy owners. To avoid this, we can modify the transfer rights of Policy owners engaged in market timing activity that is deemed to be disruptive.

Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

The Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from a Sub-Account we designate for this purpose or the Fixed Account to the other Sub-Accounts. You can make the following transfers:

      o     A specific dollar amount
      o A specific percentage of your money in a Sub-Account we designate for this purpose or the Fixed Account (or a pro rata portion until source of funds is depleted)
      o Earnings in a Sub-Account we designate for this purpose or the Fixed Account

You select the number and frequency of your transfers in the Dollar Cost Averaging Program. We will transfer the money on your Monthly Anniversary Day.

The following guidelines apply to dollar cost averaging transfers:

      o Dollar cost averaging transfers must continue for at least 12 months.
      o     Each transfer must be at least $100.
      o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595. We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Dollar Cost Averaging Program.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your accounts to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

Automatic Rebalancing Program

Some Sub-Accounts may grow faster than other Sub-Accounts or the Fixed Account, shifting the asset allocation among Sub-Accounts and the Fixed Account from your preferred mix. Automatic rebalancing of assets among Sub-Accounts and the Fixed Account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. No contract minimum is required to take advantage of this feature. Automatic rebalancing may not be available if a Dollar Cost Averaging Program is in place.

To set up automatic rebalancing, contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850 at 800.677.9595. We currently do not charge a fee for this service. However, we may charge a fee in the future for your transfers in the Automatic Rebalancing Program.

                                 BORROWING MONEY

Your Policy is designed to provide insurance coverage and to help you achieve your long-term financial goals. However, there may be times when you need to borrow money against your Policy.

Loans

You can borrow money from us using your Policy as collateral. We calculate the maximum loan amount using the following procedure:

      o     We determine 90% of your Cash Surrender Value.
      o     We subtract any outstanding Indebtedness.
      o We determine and subtract the next 2 Monthly Deductions and Monthly Expense Charges.

Collateral for Loans

If you borrow money, we will transfer an amount equal to the amount of the loan to your Loan Account. We transfer money on a pro-rata basis from each of your investment options. For example, if you have 25% of your money in the Touchstone High Yield Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you borrow $2,000, we will transfer $500 from the Touchstone High Yield Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000) to your Loan Account.

We pay interest on your Loan Account. The minimum interest we currently pay is 3.00% annually. Each month we transfer the interest on your Loan Account back to your investment options on a pro-rata basis according to your current allocation instructions at that time.

Interest on Borrowed Amounts

We charge interest on the amounts you borrow at the current rate shown in your Policy Schedule. We may change the interest rate at any time, but the interest rate will never be greater than the maximum interest rate that is listed in your Policy Schedule.

Interest is due on each Policy Anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan and transfer an amount equal to the additional loan amount on a pro-rata basis from each of your investment options to the Loan Account.

Investor Alert

      o Any loan, even if you repay the loan, will generally have a permanent negative effect on the Death Benefit and Account Value because:
            o Loan amounts will not be available for investment in the Sub-Accounts or Fixed Account.
            o Interest charged on borrowed amounts may be treated as an additional loan.
            o Outstanding Indebtedness is subtracted when determining your Death Benefit.

Loan Repayments


You can repay all or part of your loan at any time while the Insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your Loan Account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.


If you do not repay the loan before the Insured dies, we will deduct the Indebtedness when determining your Death Benefit. If you do not repay the loan before you surrender your Policy, we will deduct the Indebtedness to determine the Net Cash Surrender Value proceeds.

Cancellation Based on Indebtedness

If the Indebtedness exceeds the Cash Surrender Value less the Monthly Deduction and Monthly Expense Charge for the current month, we can terminate your Policy. We will tell you that we intend to terminate your Policy by mailing a notice to you at least 31 days before we terminate your Policy. This notice will tell you the minimum amount that you must pay to keep your Policy in effect. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your Policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

                             WITHDRAWING YOUR MONEY

There may be times when you need to withdraw money from your Policy. If you withdraw money from your Policy or cancel your Policy, you may have to pay a Surrender Charge. Surrender Charges are explained on pages 28 - 29.

Partial Withdrawals

After you have owned your Policy for one year, you may withdraw a portion of your money from your Policy by sending written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Columbus Life Variable Service Center at 800.677.9595.

The following guidelines apply to partial withdrawals:

      o You must include your Policy number or other information that identifies your Policy and the amount to be withdrawn in your instructions.
      o     Each withdrawal must be at least $500.
      o No partial withdrawal may be made that would reduce your Net Cash Surrender Value below $250.
      o You can make one withdrawal in a Policy Year without paying a withdrawal fee. You will be charged a fee of $50 per withdrawal for each additional withdrawal in that Policy Year.
      o If you have death benefit Option 1, each partial withdrawal will generally reduce your Specified Amount and you will pay a Surrender Charge. Your Specified Amount will be reduced by the amount withdrawn plus any withdrawal fee and Surrender Charge.
      o The amount of your partial withdrawal may be limited because your Specified Amount cannot be reduced to less than the Minimum Issue Limit by a partial withdrawal. As a result, if your Specified Amount is equal to the Minimum Issue Limit for your Policy, you will not be able to make partial withdrawals.

Processing Withdrawals

When we process your partial withdrawal, we will deduct the amount withdrawn plus any withdrawal fees and Surrender Charges from your Account Value. We withdraw money from each of your investment options on a pro-rata basis.

Canceling Your Policy

You can cancel your Policy at any time. When you cancel your Policy, we pay you the Net Cash Surrender Value. This payment terminates your Policy and our obligations under the Policy.

The Net Cash Surrender Value will equal your Account Value, less any Indebtedness and any applicable Surrender Charge. Because investment performance, Monthly Deductions and Monthly Expense Charges affect your Account Value, loan activity affects your Indebtedness and Surrender Charges may apply, the Net Cash Surrender Value may be much less than the total of your premium payments.

To cancel your Policy, send written instructions to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Policy number or other information that identifies your Policy and your signature in your instructions. For assistance, please call the Columbus Life Variable Service Center at 800.677.9595.

Payment of Withdrawals

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

      o You have made a premium payment by a check that has not cleared the banking system.
      o The New York Stock Exchange is closed on a day that it normally would be open.
      o     Trading on the New York Stock Exchange is restricted.
      o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.
      o The Securities and Exchange Commission permits us to postpone payments from the Sub-Accounts for your protection.

We reserve the right to delay payments from the Fixed Account for up to 6 months or a shorter period required by state law. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.

                                  DEATH BENEFIT

Death Benefit Options

Your Death Benefit depends on the death benefit option you select. When you complete your application, you select one of 2 death benefit options (Option 1 or Option 2).

                                              Option 1                                    Option 2
What Your Beneficiary        The Death Benefit will equal the greater of the following amounts:
Receives

                             o     The Specified Amount, less any        o     The Specified Amount plus the
                                   Indebtedness; or                            Account Value, less any Indebtedness; or
                             o     The Account Value multiplied by
                                   the Applicable Death Benefit Factor   o     The Account Value multiplied by
                                   (see Supplement B), less any                the Applicable Death Benefit Factor
                                   Indebtedness.                               (see Supplement B), less any
                                                                                Indebtedness.

                             We calculate these amounts as of the date of the Insured's death.

Why Select This Option       Option 1 emphasizes the potential growth    Option 2 emphasizes the potential growth
                             of your Account Value. Under Option 1,      of your Death Benefit. Under Option 2,
                             any increase in your Account Value will     any increase in your Account Value will
                             decrease the risk to us relative to the     increase the amount of your Death
                             Death Benefit we must pay when the          Benefit. As a result, your Death Benefit
                             Insured dies. As a result, all other        under Option 2 will generally be greater
                             things being equal, you will pay less in    than that under Option 1 for the same
                             cost of insurance charges under Option 1    Specified Amount. However, you will pay
                             for the same Specified Amount than you      more in cost of insurance charges under
                             would under Option 2. These lower charges   Option 2 for the same Specified Amount
                             may allow your Account Value to grow        than you would under Option 1.
                             faster.

Examples                     Facts:
                             o     The Insured is less than 40 years old
                                   (Applicable Death Benefit Factor = 2.50).
                             o     Your Policy's Specified Amount is $100,000.
                             o     You have never borrowed money from your Policy.
                             o     Your Account Value is $25,000.

                             Under Option 1, your Death Benefit would    Under Option 2, your Death Benefit would
                             be the greater of $100,000 and $62,500      be the greater of $125,000 ($100,000 plus
                             ($25,000 multiplied by 2.50).               $25,000) and $62,500 ($25,000 multiplied
                                                                         by 2.50).

                             Therefore, your Death Benefit would be      Therefore, your Death Benefit would be
                             $100,000.                                   $125,000.


If your Policy has been modified by an aviation exclusion rider, your Death Benefit including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Changing Your Death Benefit Option


After you have owned your Policy for one year, you may change your death benefit option by sending written notice to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. If you change your death benefit option, your Specified Amount will also change unless you elect to keep the same Specified Amount. The change in your Specified Amount ensures that your Death Benefit immediately after you change your death benefit option is the same as your Death Benefit immediately before you change your death benefit option. Also, a change in death benefit option will generally affect your cost of insurance charges. However, you will not pay any Surrender Charges solely because of a change in your death benefit option. If you change your death benefit option, we will automatically make any other changes necessary to preserve the status of the Policy as life insurance under the federal tax laws.


We must approve any changes in your death benefit option. Changes in your death benefit option are effective on the first Monthly Anniversary Day after we approve your request. We will send you an amended Policy Schedule showing both new minimum annual premiums and schedule of Surrender Charges applicable to your Policy.

      Changing from Option 1 to Option 2

      If you change from Option 1 to Option 2, your previous Specified Amount will be reduced by your Account Value at the time of the change. We will not allow this change if it causes the new Specified Amount to fall below the Minimum Issue Limit shown on your Policy Schedule.

      If you elect to keep the same Specified Amount as before, you must provide us with proof of insurability satisfactory to us.

      Changing from Option 2 to Option 1

      If you change from Option 2 to Option 1, your previous Specified Amount will be increased by your Account Value at the time of the change.

Changing Your Specified Amount

After you have owned your Policy for one year, you may change your Specified Amount by sending a written request to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may change the Specified Amount of your Policy without changing your death benefit option. The Specified Amount must be increased or decreased by at least $25,000.

We must approve any changes in your Specified Amount. Changes in your Specified Amount are effective on the first Monthly Anniversary Day after we approve your request. We will send you an amended Policy Schedule showing both new minimum annual premiums and schedule of Surrender Charges applicable to your Policy.

      Increasing the Specified Amount

      If the Insured's Attained Age is 75 or less, you may apply for any increase in your Specified Amount on a supplemental application. Before the increase is effective, we will require proof of insurability satisfactory to us. Any approved increase will be effective as of the date shown on the amended Policy Schedule.

      Decreasing the Specified Amount

      Only your written request is needed to decrease your Specified Amount. However, you may not decrease your Specified Amount below the Minimum Issue Limit shown on your Policy Schedule. We may also limit the amount of the decrease in order to preserve the tax status of your Policy as life insurance.

      A decrease in your Specified Amount will be applied in the following order:

      (1) We will reduce the most recent increase in your Specified Amount, if any.

      (2) We will then reduce the next most recent increase in your Specified Amount, if any.

      (3) We will continue reducing any increases in your Specified Amount until it has been reduced to your initial Specified Amount.

      (4) Finally, any remaining decreases will reduce your initial Specified Amount.

Charges for Changing Specified Amount

You will generally be charged a Surrender Charge any time you decrease your Specified Amount. However, even though it may cause a decrease in your Specified Amount, you will not be charged a Surrender Charge solely for changing your death benefit option from Option 1 to Option 2.

The amount of your Surrender Charge will depend on the amount of the decrease in Specified Amount, the number of years since the issuance of your Policy, whether or not your Specified Amount has previously changed and when previous changes in your Specified Amount occurred. If you are charged a Surrender Charge, the applicable Surrender Charge will be deducted from your Account Value on the effective date of the decrease.

                           PAYMENT OF POLICY PROCEEDS

Policy Proceeds

We will pay the proceeds of this Policy in a lump sum or under one of the Income Plans. We will pay one of 2 types of proceeds--Death Proceeds or Net Cash Surrender Value proceeds. Proceeds applied under one of the Income Plans do not vary with the investment experience of the Sub-Accounts.

                                           Death Proceeds                               Net Cash Surrender Value
When Paid?                   o     Upon the death of the Insured                    o     Upon any cancellation of the
                                                                                          Policy during the lifetime of the
                                                                                          Insured.

Who Receives Payments or     o     The Beneficiaries, or their                      o     You receive the payments.
Who are the Payees?                designated Payee(s), receive the
                                   payments.
                             o     If there are no surviving Beneficiaries, the
                                   Contingent Beneficiaries who are still alive,
                                   or their designated Payee(s), receive the
                                   payments.
                             o     If there are no surviving Beneficiaries or
                                   Contingent Beneficiaries, you or your estate
                                   receive the payments.

Amount of Proceeds?          o     The proceeds equal your Death                    o     The proceeds equal your Account
                                   Benefit plus any insurance on the                      Value less any applicable Surrender
                                   life of the Insured provided by                        Charges and less any Indebtedness on
                                   riders.                                                the date of cancellation.
                             o     We will also pay you interest on                 o     We will also pay you interest on
                                   the proceeds at not less than the                      the proceeds at not less than the
                                   rate required by law for the time                      rate required by law for the time
                                   between the date of the Insured's                      between the date the Policy is
                                   death to the date of the lump-sum                      cancelled to the date of the lump-sum
                                   payment or the date on which we apply                  payment or the date on which we apply
                                   the proceeds to the selected Income                    the proceeds to the selected Income
                                   Plan.                                                  Plan.
                             o     If the Insured dies during a Grace Period, we
                                   will reduce the proceeds by the amount of any
                                   unpaid charges, but not by more than 3 times
                                   the sum of the Monthly Deduction and the
                                   Monthly Expense Charge.

How to Claim                 o     The Beneficiary must contact us                  o     You must write to us and tell us
Proceeds?                          for instructions and provide proof of                  that you want to cancel your Policy.
                                   the Insured's death.                             o     We may request other information
                             o     We may request other information                       before we pay the proceeds.
                                   before we pay the proceeds.

Selecting an Income Plan

While the Insured is alive, you may select an Income Plan under which we will pay the proceeds of your Policy. If the Insured dies and you have not selected an Income Plan, the Beneficiary may select an Income Plan. If you select an Income Plan before the Insured's death, the Beneficiary may not change the Income Plan after the Insured's death.

We will send you a separate written agreement putting the selected Income Plan into effect. One of the following Income Plans may be selected:

      Income Plan 1   Payments for Fixed Period - we make monthly payments for a fixed number of years

      Income Plan 2   Payments for Life--Guaranteed Period - we make monthly
                      payments for a guaranteed period or the life of a designated person, whichever is longer

      Income Plan 3   Payments of a Fixed Amount - we make monthly payments of a fixed amount until an amount equal to the proceeds plus accrued interest has been paid

      Income Plan 4   Life Annuity--No Guaranteed Period - we make monthly
                      payments for the life of a designated person

      Income Plan 5   Joint and Survivor - we make monthly payments as long as
                      one of two designated persons is alive

In addition to these Income Plans, other Income Plans may be available in the future or upon request.

If you or the Beneficiary do not select an Income Plan, we will make a lump-sum payment of the proceeds. We generally make this lump-sum payment to a special account retained by us. We will provide the Beneficiary with a checkbook to access these funds from that special account.

The Income Plan selected and the time when the Income Plan is selected can affect the tax consequences to you or the Beneficiary. You should consult your tax advisor before selecting an Income Plan.

Summary of Income Plans

The total amount to be applied under an Income Plan includes both the proceeds and any interest we have paid on the proceeds.

Income Plan 1
(Payments for Fixed Period)

We will pay the proceeds in equal monthly installments for a fixed period of time, up to a maximum of 30 years. The installment payments will remain the same throughout the period of years selected.

The amount of the monthly installment payment will depend on the following:

      o     The total amount to be applied under this Income Plan; and
      o     The number of years selected for installment payments.

Income Plan 2

(Payments for Life--Guaranteed Period)

You select a guaranteed payment period of 10 or 20 years. We will make equal monthly payments for the selected guaranteed period or the life of a designated person, whichever is longer. Before we make a payment, we may require proof that the designated person is alive at the time a payment is due.

The amount of the monthly installment payment will depend on the following:

      o     The total amount to be applied under this Income Plan
      o     The gender of the designated person;
      o The age of the designated person on the effective date of this Income Plan; and
      o     The selected guaranteed period.

Income Plan 3
(Payments of a Fixed Amount)

We will pay the proceeds in equal monthly installment payments. You select the amount of the monthly installment payment, which must be at least $5 for every $1,000 of proceeds. For example, if the proceeds are $60,000, the minimum monthly installment payment is $300 ($5 x 60). The monthly installment payment will remain the same until the total amount to be applied under this Income Plan is paid. The last payment will be for the balance only. All monthly installment payments must be made in 30 years or less.

Income Plan 4
(Life Annuity--No Guaranteed Period)

We will make equal monthly payments as long as the designated person is alive. When the designated person dies, we will stop making payments, even if we have only made one payment. Before we make a payment, we may require proof that the designated person is alive at the time a payment is due.

The amount of the monthly installment payment will depend on the following:

      o     The total amount to be applied under this Income Plan;
      o     The gender of the designated person; and
      o The age of the designated person on the effective date of this Income Plan.

Income Plan 5
(Joint and Survivor)

We will make equal monthly payments as long as one of the two designated persons is alive. We will stop making payments when the second of the two designated persons dies regardless of how many payments we have made. Before we make a payment, we may require proof that at least one of the designated persons is alive at the time a payment is due.

The amount of the monthly installment payment will depend on the following:

      o     The total amount to be applied under this Income Plan;
      o     The gender of each of the designated persons; and
      o The age of each of the designated persons on the effective date of this Income Plan.

                                     CHARGES

Premium Expense Charge

The premium expense charge compensates us for distribution expenses associated with the Policies. The maximum premium expense charge is 5.50% of a premium payment. The current premium expense charge is 4.75% of a premium payment.

We will deduct the premium expense charge from each premium payment that we receive from you before we allocate the Net Premiums to your investment options.

Tax Charge

The tax charge covers state taxes on insurance premiums and certain federal taxes associated with distribution of the Policies. The maximum tax charge is 3.50% of a premium payment. The tax charge you pay will reflect certain federal taxes plus the actual state premium tax charged by the state in which you reside.

We will deduct the tax charge from each premium payment that we receive from you before we allocate the payment to your investment options.

Cost of Insurance Charge

You pay us a monthly cost of insurance charge for providing you with life insurance protection.

The cost of insurance charge that you pay to us depends on your Specified Amount and the Insured's Attained Age, gender and underwriting class. Various risk factors determine the underwriting class of the Insured. The cost of insurance charge is also affected by your Account Value, Indebtedness and your death benefit option.

Some examples showing how the cost of insurance charge varies are set forth below:


      o If all other relevant factors are the same, the cost of insurance on a 50-year old male is generally more than the cost of insurance on a 35-year old female. The differences in age and gender between the 2 persons affect the cost of insurance charge. The monthly cost of insurance charge for the 50-year old man is higher because he is more likely to die than the 35-year old woman.


      o A person who does not smoke is in a different underwriting class than a person who does smoke because smoking affects life expectancy. If all other relevant factors are the same, the monthly cost of insurance charge for the smoker is generally higher.
      o If your Account Value grows because of additional premium payments or a positive return from your selected investment options, and all other relevant factors are the same, the cost of insurance charge will decrease if your death benefit option is Option 1.
      o If your Account Value declines because of partial withdrawals or a negative return from your investment options and all other factors are the same, the cost of insurance charge will increase if your death benefit option is Option 1. The fluctuations in cost of insurance charge are related to the risk that we take in providing a death benefit equal to at least the Specified Amount. You pay us to assume this insurance risk. The less "at risk" we are, the lower the cost of insurance charge. Therefore, as your Account Value increases and our risk decreases, the cost of insurance charge decreases.

If all other relevant factors are the same, the monthly cost of insurance charge is the same for all insured persons of the same Attained Age, gender and underwriting classification whose policies have been in effect for the same amount of time.

The table in Supplement C shows the maximum monthly cost of insurance charge if the Insured under your Policy is in either a standard or preferred underwriting class. Your monthly cost of insurance charge may be higher than that shown in Supplement C if the Insured under your Policy is in a special or substandard underwriting class.

The maximum monthly cost of insurance charge under your Policy is shown in your Policy Schedule. At our option, we may charge less than the maximum shown in your Policy Schedule.

Monthly Deduction and Monthly Expense Charge

The Monthly Deduction includes the cost of insurance charge described above plus the cost of any additional benefits provided under your Policy by rider.

The Monthly Expense Charge covers the cost of record keeping and administering your Policy. The maximum Monthly Expense Charge is $7.00. The current Monthly Expense Charge is $6.00.

We deduct the Monthly Deduction and the Monthly Expense Charge on each Monthly Anniversary Day. We normally deduct these charges from each of your investment options on a pro-rata basis. You may elect to have these charges deducted entirely from the Fixed Account or from a single Sub-Account that you select. Please contact the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or call us at 800.677.9595 for assistance in making this election.

Mortality and Expense Risk Charge

In addition to our insurance risk, we assume 2 other risks: a mortality risk and an expense risk. We take a mortality risk that the Insureds will not live as long as we expect and therefore the amount of the death benefits we pay under the Policies will be greater than we expect. We take an expense risk that the costs of issuing and administering the Policies will be greater than we expect.

You pay us to assume these risks by paying the mortality and expense risk charge. The maximum mortality and expense risk charge is 1.00% annually. The current effective annual rate of these charges is 0.90%. We can use any profit we derive from the mortality and expense risk charge to pay for general corporate expenses, including distribution and sales expenses.

On each Valuation Date, we deduct the mortality and expense risk charge from the Accumulation Unit Value of each Sub-Account. We do not impose this charge on your money in the Fixed Account.

Surrender Charge

A Surrender Charge will generally apply if:

      o     Your Policy is cancelled for any reason, including lapse.
      o     The Specified Amount of your Policy decreases because:
            o     You reduce the Specified Amount of your Policy; or
            o You withdraw money from your Policy and you have selected death benefit Option 1.
                  o During the first 14 years after the issuance of your Policy.
                  o During the first 14 years after an increase in the Specified Amount.

The maximum Surrender Charge under your Policy depends upon the Insured's age, gender and underwriting class. The maximum Surrender Charge for each month in the 14-year period is shown in your Policy Schedule and in Supplement D. The maximum Surrender Charge that we may charge is $44.90 per $1,000 decrease in Specified Amount. At our option, we may charge less than the maximum shown. The Surrender Charge will be deducted from your Account Value. For example, if you are a 35-year old male tobacco abstainer, you purchase a Policy with a Specified Amount of $100,000 with you as the Insured and you cancel your Policy three years after we issue it, we would deduct a Surrender Charge of $2,400 from your Account Value.

A separate 14-year period applies to the initial Specified Amount and each increase in the Specified Amount. In this discussion, we will refer to the initial Specified Amount and each increase as a layer of insurance. If your Policy has more than one layer of insurance and your Specified Amount is decreased, we will cancel layers of insurance (or a part of a layer) in order, starting with the last layer of insurance that you purchased, until the amount cancelled equals the amount of the decrease. We will apply the appropriate Surrender Charge to each cancelled layer.

The following example should help you understand Surrender Charges.

      o You purchase a Policy with an initial Specified Amount of $200,000 on October 1, 2000. This is the first layer of insurance.
      o     You have selected death benefit Option 1.
      o You increase the Specified Amount by $100,000 on October 1, 2012. This is the second layer of insurance.
      o     Your total Specified Amount would then be $300,000.
      o You withdraw $150,000 from your Policy on October 15, 2015. Since the withdrawal amount is more than the amount of the second layer of insurance, we would cancel that layer. In addition, we would cancel a portion of the first layer of insurance.


      o We would deduct the applicable Surrender Charge on the second layer from your Account Value. We would not apply a Surrender Charge to the cancelled portion of the first layer because the applicable 14-year period would have expired.
      o If the applicable Surrender Charge were $2,400, your Account Value would be reduced by $152,400.


Transfer Charge

We do not charge you for the first 12 transfers among Sub-Accounts in a Policy Year. If you make more than 12 transfers among Sub-Accounts in a Policy Year, we will charge you $10 per transfer for each additional transfer. We do not charge you for transfers made in connection with the Dollar Cost Averaging Program and we do not count these transfers when we determine the number of transfers you have made in a Policy Year. We deduct the $10 transfer charge from your Account Value.

All transfers requested on the same day will be considered a single transfer for purposes of determining transfer charges.

Withdrawal Fee

We do not charge you for the first withdrawal in a Policy Year. If you make more than one withdrawal in a Policy Year, we will charge you $50 per withdrawal for each withdrawal. We deduct the $50 transfer charge from your Account Value.

Summary of Charges


-------------------------------------------------------------------------------------------------------------------------------
                                  When Charged?                     How Much Charged?                      How Charged?
Premium Expense Charge                                 The maximum premium expense charge is 5.50%
                                                       of each premium payment.  The current
                                                       premium expense charge is 4.75% of each       We deduct these charges
                                                       premium payment.                              from each premium
                             When you make a premium                                                 payment before we
                             payment.                                                                allocate the Net
                                                                                                     Premiums to your
--------------------------                             -------------------------------------------   investment options.
Tax Charge                                             The maximum tax charge is 3.50% of each
                                                       premium payment.  The tax charge you pay
                                                       will reflect certain federal taxes plus the
                                                       actual state premium tax charged by the
                                                       state in which you reside.
-------------------------------------------------------------------------------------------------------------------------------
Mortality and Expense Risk   On each day the New       The maximum charge is 1.00% annually.  The    We deduct this charge
Charge                       York Stock Exchange is    current effective annual rate of the charge   from the Accumulation
                             open.                     is 0.90%.                                     Unit Value of each
                                                                                                     Sub-Account.  We do not
                                                                                                     impose this charge on
                                                                                                     your money in the Fixed
                                                                                                     Account.
-------------------------------------------------------------------------------------------------------------------------------
Monthly Deduction                                      This charge is generally based on the cost
(cost of insurance)                                    of insurance and cost of benefits provided
                                                       by riders.  See Supplement C for the
                                                       guaranteed maximum cost of insurance
                             On each Monthly           charge. See the Riders section of this
                             Anniversary Day.          Prospectus for the cost of benefits to be
                                                       provided by rider.


--------------------------                             -------------------------------------------
Monthly Expense Charge                                 The maximum monthly expense charge is $7.00
                                                       each month.  The current monthly expense
                                                       charge is $6.00 per month.
-------------------------------------------------------------------------------------------------------------------------------
Surrender Charge             When the Policy is        This charge is based on a specific dollar     We reduce your Account
                             surrendered or            amount, which is applied to each $1,000       Value.
                             otherwise terminates,     decrease in the portion of the Specified
                             or the Specified Amount   Amount subject to the charge.  The charge
                             decreases for any         decreases on a monthly basis after the
                             reason other than a       first 10 years in the applicable 14-year
                             death benefit option      period. The maximum Surrender Charge is
                             change.                   $44.90 per $1,000 decrease in the Specified
                                                       Amount. See Supplement D. The Surrender
                                                       Charge applicable to any given Policy may
                                                       be less than the maximum Surrender Charge
                                                       described in this Prospectus.
-------------------------------------------------------------------------------------------------------------------------------
Transfer Charge              On transfers among        $10 per transfer.
                             Sub-Accounts after the
                             first 12 transfers in a
                             Policy Year.
-------------------------------------------------------------------------------------------------------------------------------
Withdrawal Fee               On withdrawals after      $50 per withdrawal.
                             the first withdrawal in
                             a Policy Year.
-------------------------------------------------------------------------------------------------------------------------------

                           CONTINUATION OF YOUR POLICY

Continuation of Insurance Coverage

On each Monthly Anniversary Day, we determine whether your insurance coverage will continue. If your Net Cash Surrender Value is equal to or more than the monthly charges to be charged on that Monthly Anniversary Day, your Policy will continue.

If your Net Cash Surrender Value is less than the monthly charges, then a Grace Period related to the continuation of your Policy will start unless one of the no-lapse guarantees described below applies. If neither of the no-lapse guarantees applies, and you do not make the required additional premium payment during the Grace Period, your Policy will lapse without value.

      o Monthly charges include the Monthly Deduction and the Monthly Expense Charge. The Monthly Deduction includes the amount deducted for the cost of insurance plus the cost of any additional benefits provided under your Policy by rider.
      o Grace Periods, which are designed to give you time to make an additional premium payment, are explained below.

Continuation Under the Term No-Lapse Guarantee Provision

Even if your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to continue your Policy, your Policy may continue under the Term No-Lapse Guarantee.

If the Term No-Lapse Guarantee applies, we guarantee that, for a specific period of time, we will not terminate your Policy or start a Grace Period related to continuation of your Policy. In this discussion, we call this specific period of time the guaranteed minimum continuation period. The guaranteed minimum continuation period applicable to your Policy is shown in your Policy Schedule.

On each Monthly Anniversary Day, we determine if your Policy meets the conditions for the Term No-Lapse Guarantee as described in Supplement E. If your Policy does not meet these conditions, then a Grace Period related to the Term No-Lapse Guarantee will start. If you do not make the required additional premium payment during this Grace Period, you will lose the Term No-Lapse Guarantee. It cannot be reinstated. In addition, you will no longer be eligible for the Lifetime No-Lapse Guarantee described below.

Continuation Under the Lifetime No-Lapse Guarantee Provision

Even if your Net Cash Surrender Value on a Monthly Anniversary Day is not sufficient to continue your Policy and the guaranteed minimum continuation period has expired, your Policy may continue under the Lifetime No-Lapse Guarantee.

As long as the Lifetime No-Lapse Guarantee applies, we guarantee that we will never terminate your Policy or start a Grace Period related to continuation of your Policy.

The Lifetime No-Lapse Guarantee will apply only if:

      o You met the conditions for maintaining the Term No-Lapse Guarantee throughout the guaranteed minimum continuation period.
      o     The guaranteed minimum continuation period has expired.

On each Monthly Anniversary Day after the expiration of the guaranteed minimum continuation period, we determine if your Policy meets the conditions for Lifetime No-Lapse Guarantee as described in Supplement E. If your Policy does not meet these conditions, then a Grace Period related to the Lifetime No-Lapse Guarantee will start. If you do not make the required additional premium payment during this Grace Period, you will lose the Lifetime No-Lapse Guarantee. It cannot be reinstated.

Additional Information About No-Lapse Guarantees

      o Supplement E to this Prospectus contains a description of the procedures we use to determine if your Policy meets the conditions for the Term No-Lapse Guarantee or the Lifetime No-Lapse Guarantee.
      o Grace Periods, which are designed to give you time to make an additional premium payment, are explained below.

Minimum Annual Premiums

Your minimum annual premiums for the Term No-Lapse Guarantee and the Lifetime No-Lapse Guarantee are shown in your Policy Schedule. We use the minimum annual premiums to determine if you have met the conditions for continuing your insurance coverage under these provisions.

If you make any changes in your Policy that result in a change in the Monthly Deduction, we will determine new minimum annual premiums. We will send you a new Policy Schedule showing the new minimum annual premiums.

Policy Lapse

If a Grace Period related to the continuation of your Policy ends, you have not paid the minimum additional premium needed to continue your Policy and neither no-lapse guarantee applies, your Policy will lapse and you will not receive any money from us because the Net Cash Surrender Value of your Policy will have been reduced to zero.

Reinstatement


If your Policy was terminated but the Insured is still living, you can ask us to reinstate your Policy at any time during the 5-year period (or shorter period in some states) after the Grace Period ended. We will reinstate your Policy if:


      o     We receive satisfactory evidence of insurability.
      o You pay a premium that increases your Net Cash Surrender Value to an amount equal to or greater than:
            o All costs and charges that we would have deducted from your Account Value on each Monthly Anniversary Day from the date of termination to the date of reinstatement; and
            o The Monthly Deductions and Monthly Expense Charges for the next 3 months.
      o You repay or reinstate any Indebtedness that was outstanding on the date of termination.


If you do not maintain the Term No-Lapse Guarantee, we will not reinstate it and you will not be eligible for the Lifetime No-Lapse Guarantee. If you do not maintain the Lifetime No-Lapse Guarantee, we will not reinstate it.

Grace Periods

A Grace Period is a 61-day period that starts on the day after we mail you the applicable notice. Under certain circumstances, the Grace Periods related to the continuation of your Policy and the continuation of the no-lapse guarantees may overlap or start at the same time. The chart below shows how Grace Periods work.


------------------------------------------------------------------------------------------------------------------------------
                        Continuation of Your Policy        Continuation of Term               Continuation of Lifetime
                                                           No-Lapse Guarantee                 No-Lapse Guarantee
------------------------------------------------------------------------------------------------------------------------------
When Does a Grace       o  A Grace Period related          o  A Grace Period related          o  A Grace Period related
Period Start?              to the continuation of your        to the Term No-Lapse               to the Lifetime No-Lapse
                           Policy will start if:              Guarantee will start if your       Guarantee will start if:
                           o  Your Net Cash Surrender         Policy does not meet the           o  You maintained your
                              Value is not sufficient on a    conditions for this guarantee.        Term No-Lapse Guarantee
                              Monthly Anniversary Day.                                              throughout the guaranteed
                           o  Neither No-Lapse                                                      minimum continuation period;
                              Guarantee applies.                                                 o  The guaranteed minimum
                                                                                                    continuation period has
                                                                                                    expired; and
                                                                                                 o  Your Policy does not
                                                                                                    meet the conditions for this
                                                                                                    guarantee.
------------------------------------------------------------------------------------------------------------------------------
What Will the Notice    o  The notice will tell            o  The notice will tell            o  The notice will tell
Tell Me?                   you the amount of the minimum      you the amount of the minimum      you the amount of the minimum
                           additional premium you must        additional premium you must        additional premium you must
                           pay to keep your Policy in         pay to maintain the Term           pay to maintain the Lifetime
                           effect.                            No-Lapse Guarantee.                No-Lapse Guarantee.
------------------------------------------------------------------------------------------------------------------------------
What If I Make the      o  If you make the                 o  If you make the                 o  If you make the
Payment Within the         required additional premium        required additional premium        required additional premium
Grace Period?              payment during the Grace           payment during the Grace           payment during the Grace
                           Period, your Policy will           Period, the Term No-Lapse          Period, the Lifetime No-Lapse
                           continue to be effective.          Guarantee will continue to be      Guarantee will continue to be
                                                              effective.                         effective.
------------------------------------------------------------------------------------------------------------------------------
What If I Do Not Make   o  If you do not make the          o  If you do not make the          o  If you do not make the
the Payment Within         required additional premium        required additional premium        required additional premium
the Grace Period?          payment during the Grace           payment during the Grace           payment during the Grace
                           Period, your Policy will           Period, you will lose the          Period, you will lose the
                           terminate at the end of the        Term No-Lapse Guarantee.           Lifetime No-Lapse Guarantee.
                           Grace Period without value.     o  In addition, if you do          o  This no-lapse guarantee
                                                              not make the required              cannot be reinstated.
                                                              additional premium payment
                                                              during the Grace Period, you
                                                              will lose the Lifetime
                                                              No-Lapse Guarantee.
                                                           o  This no-lapse guarantee
                                                              cannot be reinstated.
------------------------------------------------------------------------------------------------------------------------------
What if the Insured     o  If the Insured dies
Dies During the Grace      during the Grace Period, we
Period?                    will reduce the Death
                           Proceeds by the amount of any
                           unpaid charges up to 3 times
                           the sum of the Monthly
                           Deduction and the Monthly
                           Expense Charge.
------------------------------------------------------------------------------------------------------------------------------


We will mail Grace Period notices to you at your address as shown on our records. We will also mail these notices to anyone holding your Policy as collateral as shown on our records at the collateral holder's address as shown on our records.

                                     RIDERS

Each rider's description in this Prospectus is subject to the specific terms of the rider as each contains definitions, contractual limitations and conditions. Issue age or other restrictions may apply to a rider. Rider provisions may vary slightly from state to state according to state laws. All riders may not be available in your state. You should review any rider before purchasing it.

Included Rider

The insurance benefit (or rider) summarized below is automatically included with every Policy issued in a state where such an insurance benefit is permitted. You should ask your insurance agent if this insurance benefit is available in your state.

Accelerated Death Benefit Rider


Benefit Summary:        Enables you to obtain an advance against the Death
                        Benefit upon diagnosis of fatal illness (in most states, an illness expected to result in death within one year).

Benefit Description:    When the Insured is diagnosed with a fatal
                        illness, we will make special loans to you secured by the Death Benefit payable under the Policy. The cumulative maximum amount of these special loans is the lesser of:

                        o     $250,000; or
                        o 60% of the difference between your Death Benefit and the maximum amount you are able to borrow from your Policy.

                        Multiple special loan advances are permitted during the 12-month period from the date of the first advance until you reach the maximum amount. The minimum special loan is $5,000. We charge you interest at an annual rate of 8%, or such lesser amount as may be required by state law, on all special loans we make to you.

                        Some or all of the special loan advances may be considered taxable by the Internal Revenue Service. You should consult your tax adviser before requesting an advance under this rider.

                        The Death Proceeds will be reduced by the amount of all special loan advances, including interest, upon the death of the Insured.

Excluded Coverage:      This advance must be voluntarily elected. It is not
                        available if:

                        o You are required to elect this benefit by law to meet the claims of creditors; or
                        o You are required to elect this benefit by a government agency in order to apply, keep or maintain a government benefit.

Cost of Benefits:       No charge until elected, and then we reserve the right
                        to assess an administrative charge of up to $150.00 and we charge interest on the advance.


Termination of          The benefits terminate on the earlier of:
Benefits:
                        o     The date your Policy ends; or
                        o     The date the cumulative maximum amount has been
                              advanced.

Optional Riders

Subject to certain underwriting and other requirements, you may add one or more of the following optional insurance benefits to your Policy by rider. We will deduct the cost of any rider as part of the Monthly Deduction. Each available optional insurance benefit (or rider) is summarized below.

Accidental Death Rider

Benefit Summary:        Pays an additional death benefit if the Insured's death
                        is caused by accidental bodily injury.

Benefit Description:    You select the Accidental Death Benefit Amount. The
                        Accidental Death Benefit Amount will be added to the Death Proceeds and paid under the same Income Plan.

                        Under certain circumstances, we will pay 2 times your Accidental Death Benefit Amount.

Excluded Coverage*:     We will not pay an Accidental Death Benefit if the
                        Insured's injury or death resulted from certain risks, such as suicide, certain travel in aircraft, certain use of drugs and participation in an activity while intoxicated.

Cost of Benefits:       Depends on the Insured's Attained Age and selected
                        Accidental Death Benefit Amount.

Termination of          The benefits terminate at the earliest of:
Benefits:               o     The date your Policy ends;
                        o     The date you cancel the rider; or
                        o     The day before the Policy Anniversary on which the
                              Insured is 70 years old.

Insured Insurability Rider

Benefit Summary:        Provides an option to purchase additional insurance on
                        the life of the Insured without evidence of insurability.

Benefit Description:    We provide you an option to purchase additional
                        insurance on the life of the Insured without evidence of insurability. The Insured Insurability Option Amount you select is the amount of additional insurance you have the option to purchase.

                        Under most circumstances, the options may be exercised on each regular option date. The regular option dates are the Policy Anniversaries that occur after the Insured is ages 25, 28, 31, 34, 37 and 40.

                        The options may also be exercised on alternate option dates. An alternate option date occurs on the 90th day following each of the following:
                        o     Insured's marriage;
                        o     Birth of a living child of Insured; and
                        o     Adoption of a child by Insured.

                        The exercise of an option on an alternate option date cancels the next regular option date still available.

Excluded Coverage*:     N/A

Cost of Benefits:       Depends on the Insured's Attained Age and selected
                        Insured Insurability Option Amount.

Termination of          The benefits terminate on the earliest of:
Benefits:               o     The date your Policy ends;
                        o     The date you cancel the rider; or
                        o     The Policy Anniversary on which the Insured is 40
                              years old.

* If your Policy has been modified by an aviation exclusion rider, your Death Benefit, including any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Disability Credit Rider


Benefit Summary:        Makes premium payments equal to the "Credit Amount"
                        after you have been disabled for six months, as
                        "disabled" is defined in the rider.
Benefit Description:    You select the Credit Amount. The Credit Amount is the
                        annual amount of premium payments we will pay under this optional policy benefit. The Credit Amount must always be:
                        o     Greater than or equal to your minimum annual
                              premium for the Term No-Lapse Guarantee; and
                        o     Less than or equal to your minimum annual premium
                              for the Lifetime No-Lapse Guarantee.

                        Your Credit Amount may be adjusted if either minimum annual premium changes.

                        We make a premium payment of 1/12 of the Credit Amount for each month you are disabled. This amount may or may not be sufficient to keep your Policy in effect.

Excluded Coverage:      Disabilities that result from the following are not
                        covered:
                        o     Self-inflicted injuries
                        o     A declared or undeclared war
                        o     Injuries or diseases that first manifest while
                              this optional insurance benefit is not in force

Cost of Benefits:       Depends on the Insured's Attained Age and selected
                        Credit Amount.

Termination of          The benefits terminate on the earliest of:
Benefits:               o     The date your Policy ends;
                        o     The date you cancel the rider; or
                        o     The day before the Policy Anniversary on which the
                              Insured is 60 years old, unless such benefits are being paid at that time.

Children's Term Rider

Benefit Summary:        Pays a death benefit if an Insured Child dies.
Benefit Description:    You select the Children's Term Benefit Amount that will
                        be applicable to each Insured Child. The Children's Term
                        Benefit Amount will be paid upon the death of an Insured
                        Child and can be paid under an Income Plan.

                        Under most circumstances, if the Insured dies, the insurance on each Insured Child provided by this rider will become fully paid-up nonparticipating term insurance and will continue until each Insured Child's 23rd birthday. After an Insured Child is age 18, that Insured Child may convert the term insurance policy to a whole life plan.

Excluded Coverage:      This rider provides coverage only for Insured
                        Children of the Insured. An Insured Child includes any child of the Insured who was at least 15 days old and less than 18 years old when named in the application. An
                        Insured Child also includes any child at least 15 days old, who after the date of application for this rider, was born of any marriage of the Insured or was adopted by the Insured when less than 18 years of age.

Cost of Benefits:       Depends only on selected Children's Term Benefit
                        Amounts.


Termination of          The benefits terminate on the earliest of:
Benefits:
                        o     The date your Policy ends;
                        o     The date you cancel the rider;
                        o     The day before the Policy Anniversary on which the
                              Insured is 65 years old;
                        o     On an Insured Child's 23rd birthday, for that
                              Insured Child; or
                        o     The day an Insured Child exercises the conversion
                              option, for that Insured Child.

Other Insured Rider

Benefit Summary:        Pays a death benefit if an Other Insured dies.

Benefit Description:    For each Other Insured that you name in your
                        application, you select an Other Insured Benefit Amount.

                        The Other Insured Benefit Amount will be paid to the designated beneficiary upon the death of an Other Insured and can be paid under an Income Plan.

                        Under most circumstances, if the Insured dies, each Other Insured has the right to convert the coverage to a new life insurance policy.

                        Until the Policy Anniversary on which an Other Insured is age 85, that Other Insured may convert the coverage to any life insurance policy (other than term insurance) that we regularly issue.

Excluded Coverage:      N/A

Cost of Benefits:       Depends on each Other Insured's Attained Age, gender and
                        underwriting class and selected Other Insured Benefit
                        Amounts.

Termination of          The benefits terminate on the earliest of:
Benefits:
                        o     The date your Policy ends;
                        o     The date you cancel the rider;
                        o     The day before the Policy Anniversary on which the
                              Insured is 100 years old;
                        o     The day before the Policy Anniversary on which the
                              Other Insured is 95 years old, for that Other Insured; or
                        o     The day an Other Insured exercises the conversion
                              options, for that Other Insured.

                       OTHER INFORMATION ABOUT YOUR POLICY

Policy is a Contract

The Policy is a legal contract between you and us to insure the life of the person named in the application as the Insured. We provide the insurance coverage and other benefits described in the Policy in exchange for your completed application and your premium payments.

When we refer to the Policy, we mean the entire contract, which consists of:

      o     The basic policy;
      o     The application;
      o     Any supplemental applications; and
      o Any optional policy benefits, riders or endorsements that add provisions or change the terms of the basic policy.

The description of the Policy in this Prospectus is subject to the specific terms of your Policy as it contains specific contractual provisions and conditions. If the terms of your Policy differ from the description of the Policy in the Prospectus, you should rely on the terms in your Policy.

The Policy is subject to the laws of the state in which it is issued. To the extent that the Policy may not comply with the applicable state law, we will interpret it so that it complies.

Modification of Policy

Upon notice to you, we may modify your Policy:

      o If such modification is necessary to make the Policy comply with any law or regulation issued by a governmental agency applicable to the Policy;
      o If such modification is necessary to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws as a life insurance policy;
      o If such modification is necessary to reflect a change in the operation of the Company, Separate Account 1 or the Sub-Accounts; or
      o If such modification adds, deletes or otherwise changes Sub-Account options.

We also reserve the right to modify certain provisions of the Policy as stated in those provisions. In the event of a modification, we may make appropriate endorsement to the Policy to reflect the modification.

Your insurance agent cannot change any of the terms of your Policy, extend the time for making premium payments or make any other agreement that would be binding on us.

Extended Maturity Benefit

On the Policy Anniversary after the Insured turns age 100, the total of the then current value of your Sub-Accounts and the then current value of your Loan Account, plus interest due and unpaid, will be automatically transferred to the Fixed Account. Your total value in the Fixed Account will then be reduced by the amount of any outstanding Indebtedness. After that time, we will not accept any further premium payments, we will not deduct further charges, we will not permit you to transfer your money from the Fixed Account, we will not permit any additional loans and your death benefit option will be changed to Option 2. Unless you were older than age 75 on the Policy Date, we will not decrease your Specified Amount by your Account Value when we change your death benefit option to Option 2. Your Policy will continue in effect until the Insured's death or until the Policy is surrendered for its Net Cash Surrender Value.

Conversion to a Fixed Policy

You may elect to convert your Policy to a fixed policy at any time:

      o Within 24 months of your Policy Date or such other period as may be required by state law; or
      o     Within 60 days of the later of:
            o notification of a change in the investment policy of Separate Account 1; or
            o     the effective date of the change.

If you elect to convert your Policy, we will transfer the entire value of your investment in the Sub-Accounts to the Fixed Account. We will not charge you for this transfer. After the date of your election to convert your Policy, Net Premiums may not be allocated and transfers may not be made to any of the Sub-Accounts. All other terms and charges of your Policy will continue to apply.

Where required by state law, we will convert your Policy to a permanent whole life plan of insurance that was available for purchase on your Policy Date.

Confirmations and Statements

We will send you confirmation statements of premium payments, loans, transfers, and withdrawals as required by law. We will also send you periodic statements showing the value of your investments in the Sub-Accounts and the Fixed Account and listing all financial transactions made with respect to your Policy during that period.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the Fund in which the Sub-Account invests. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

Processing Guidelines

We use certain guidelines to determine when we will process your Policy application and other instructions. These processing guidelines determine your Policy Date and the effective date of instructions that you send to us. The effective date depends upon:

      o Whether we receive your application or instructions before or after the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time);
      o     Whether the New York Stock Exchange is open at that time; and
      o     Whether your application and instructions are in good order.


Also, we cannot determine the effective date of your Policy until we have received the initial minimum premium payment.


If you are the sole owner of the Policy, you must sign the Policy application and other instructions. If you and another person are joint owners of your Policy, you and your joint owner must both sign your Policy application and instructions.

Required Note on Computations

Calculations are based on the mortality table shown in your Policy Schedule.

We have filed a detailed statement of our computations with the applicable state insurance departments. The values under this Policy are not less than those required by the law of your state. Any benefit provided by an attached rider will not increase these values unless stated in the rider.

The method used in calculating Policy values will be based on the actuarial procedures that recognize the variable nature of this Policy.

Projection of Benefits and Values

In addition to any examples and illustrations provided to you by your insurance agent, you may request that we send you a hypothetical illustration of Policy benefits and values. We may charge a reasonable fee to provide this information to you.

Incontestability

We issue the Policy in reliance on the answers you provided in the application and any supplemental applications. These answers are considered representations, and not warranties. We have assumed that all these answers are true and complete. If they are not, we may have the right to contest and void the Policy as if it had not been issued. Except for cases involving termination of the Policy or fraud, we will not contest:

      o The Policy after the Policy has been in effect for 2 years during the Insured's lifetime
      o Any increase in Specified Amount after the increase has been in effect for 2 years during the Insured's lifetime
      o Any rider attached to the Policy after the rider has been in effect for 2 years

During these 2-year periods, we may contest the validity of your Policy, any increase in Specified Amount or the validity of any riders based on material misstatements made in the application or any supplemental application. No statement will be used in contesting a claim unless it is in an application or supplemental application and a copy of the application is attached to the Policy.

Except as otherwise required by state law, if your Policy is reinstated after termination, the 2-year period of contestability begins on the reinstatement date. If the Policy has been in effect for 2 years during the lifetime of the Insured, it will be contestable only as to statements made in the reinstatement application. If the Policy has been in force for less than 2 years, it will be contestable as to statements made in the reinstatement application as well as the initial application and supplemental applications.

Suicide Exclusion

Your Policy does not cover suicide by the Insured, whether sane or insane, during the 2-year period beginning with the Policy Date. If the Policy is in effect and the Insured commits suicide during this 2-year period, we will not pay the Death Benefit but will pay you the greater of the following amounts:

      o Your premium payments, less any Indebtedness, less any previous withdrawals, and less all monthly costs of insurance on all persons other than the Insured ever covered by rider; or
      o     The Net Cash Surrender Value.

We will not pay any Death Benefit in these circumstances.

With respect to any increase in Specified Amount, we will not pay death benefits if the Insured, whether sane or insane, commits suicide within 2 years from the effective date of the increase. If the Policy has been in effect for more than 2 years after the Policy Date but less than 2 years from an increase in Specified Amount, we will return the monthly costs of insurance charged for the increase and pay death benefits based on the previous Specified Amount (on which the 2-year suicide exclusion has expired).

This provision also applies to any rider attached to the Policy. The 2-year period begins on the rider's date of issue.

In some states the suicide exclusion period may be less than 2 years and may contain other limitations.

Except as otherwise required by state law, if your Policy terminates and is later reinstated, we will measure the 2-year time period from the effective date of reinstatement. Any premium payment refund will be limited to premiums paid on or after the effective date of reinstatement.

Termination of Your Policy

Your Policy will terminate and all insurance coverage under the Policy will stop in the following instances:

      o As of the date on which we receive notice from you requesting that the Policy be cancelled
      o As of the date the Insured dies (although some riders may provide benefits for other covered persons beyond the Insured's death)
      o As of the date a Grace Period related to the continuation of your Policy expires
      o As of 31 days, or such other period as may be required by state law, after we mail you a notice that your Indebtedness exceeds your Cash Surrender Value less the Monthly Deduction and the Monthly Expense Charge for the current month unless you make the necessary premium payment to continue the Policy

No Dividends

The Policies are "non-participating," which means that they do not pay dividends.

Misstatement of Age or Gender

If the age or gender of the Insured is misstated in information sent to us, we will change any benefits under the Policy to those benefits that your cost of insurance charge for the month of death would provide if the correct age and gender had been stated. If we do not discover the misstatement until after the payment of the Policy proceeds under one of the Income Plans has started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

Telephone Security Procedures

We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number
(PIN) or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.

Assignment

Generally, you may assign your Policy. We will not be bound by an assignment until we receive and record written notice of the assignment at Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your Beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of an assignment.

                    INFORMATION ABOUT THE INVESTMENT OPTIONS

The Sub-Accounts and the Funds


You may allocate all or part of your Net Premiums to one or more Sub-Accounts. You may also transfer amounts among the Sub-Accounts or make limited transfers from the Fixed Account to the Sub-Accounts. Each Sub-Account invests exclusively in a corresponding Fund of the AIM Variable Insurance Funds (AIM), The Alger American Fund (Alger), Deutsche Asset Management VIT Funds (Deutsche), Fidelity(R) Variable Insurance Products Funds (Fidelity), MFS(R) Variable Insurance Trust(SM) (MFS), PIMCO Variable Insurance Trust (PIMCO) or Touchstone Variable Series Trust (Touchstone).


Each Sub-Account buys shares of the corresponding Fund at net asset value without a sales charge. Dividends and capital gains distributions from a Fund are reinvested at net asset value without a sales charge and held by the Sub-Account as an asset. Each Sub-Account redeems Fund shares at net asset value to the extent necessary to make payment of Death Proceeds or other payments under the Policy.

The following table contains general information about the investment advisor, investment objective and principal investment strategies of each Fund in which a corresponding Sub-Account invests. The Fund advisors and sub-advisors cannot guarantee that the Funds will meet their investment objectives nor is there any guarantee that your Account Value will equal or exceed the total of your Net Premiums. More complete information about each Fund, including information about its risks, performance and other investment strategies, is included in the prospectus of each Fund. Please read each prospectus carefully before you purchase a Policy or make other decisions about your investment options.

A Fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The Funds in which the Sub-Accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a Fund, such as implementation of investment policies, Fund expenses and size of the Fund. In addition, your investment return from your Policy will be less than the investment return of a shareholder in the publicly available funds because you will pay additional charges related to your Policy, such as the mortality and expense risk charge.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the Funds' advisors, distributors, and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the Funds.

AIM Variable Insurance Funds
Advisor: A I M Advisors, Inc.


AIM V.I. Growth Fund-Series I

Investment        The Fund seeks to achieve growth of capital.
Objective:

Principal         The Fund seeks to meet its objective by investing principally in seasoned and better capitalized
Investment        companies considered to have strong earnings momentum. The Fund may invest up to 25% of its assets
Strategies:       in foreign securities. Percentage limitations are applied at the time of purchase. The portfolio managers focus on companies that have experienced above-average growth in earnings and have excellent prospects for future growth. The Fund may engage in active and frequent trading of portfolio securities.

AIM V.I. Government Securities Fund-Series I

Investment        The Fund seeks to achieve a high level of current income consistent with reasonable concern for
Objective:        safety of principal.

Principal         The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets in debt
Investment        securities issued, guaranteed or otherwise backed by the U.S. Government. The Fund invests
Strategies:       primarily in U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies and instrumentalities. The Fund may engage in active and frequent trading of portfolio securities.


The Alger American Fund
Advisor: Fred Alger Management, Inc.


Alger American Small Capitalization Portfolio-Class O

Investment        The Portfolio seeks long-term capital appreciation.
Objective:

Principal         The Portfolio focuses on small, fast-growing companies that offer innovative products, services or
Investment        technologies to a rapidly expanding marketplace.  Under normal circumstances, the Portfolio invests
Strategies:       primarily in the equity securities of small capitalization companies.  A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

Alger American Growth Portfolio-Class O

Investment        The Portfolio seeks long-term capital appreciation.
Objective:

Principal         The Portfolio focuses on growing companies that generally have broad product lines, markets,
Investment        financial resources and depth of management.  Under normal circumstances, the Portfolio invests
Strategies:       primarily in the equity securities of large companies.  The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Deutsche Asset Management VIT Funds
Advisor:  Deutsche Asset Management, Inc.


Scudder VIT EAFE(R) Equity Index Fund - Class A

Investment        The Fund seeks to replicate, as closely as possible, before deduction of expenses, the performance
Objective:        of the Morgan Stanley Capital International (MSCI) EAFE(R) Index (EAFE(R) Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. This Fund was formerly called "Deutsche VIT EAFE(R) Equity Index Fund".

Principal         To attempt to match the country, industry and risk characteristics of the EAFE(R)Index as closely as
Investment        possible, the Fund invests in a statistically selected sample of securities found in the EAFE(R)
Strategies:       Index. In an effort to run an efficient and effective strategy, the Fund first buys the stocks that make up the larger portions of the Index's value in roughly the same proportion as the Index. In choosing smaller stocks, the Fund tries to match the industry and risk characteristics of all of the smaller companies in the EAFE(R) Index without buying all of those stocks. This approach attempts to maximize the Fund's liquidity and returns while minimizing its costs.

Scudder VIT Equity 500 Index Fund - Class A

Investment        The Fund seeks to match, as closely as possible, before expenses, the performance of the Standard &
Objective:        Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks in large U.S.
                  companies.  This Fund was formerly called "Deutsche VIT Equity 500 Index Fund".

Principal         To attempt to match the risk and return characteristics of the S&P 500 Index as closely as
Investment        possible, the Fund invests in a statistically selected sample of securities found in the S&P 500
Strategies:       Index, selecting stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the S&P 500 Index. Over the long term, the Fund seeks a correlation between the performance of the Fund, before expenses, and the S&P 500 Index of 98% or better. A figure of 100% would indicate perfect correlation.

Scudder VIT Small Cap Index Fund - Class A

Investment        The Fund seeks to match, as closely as possible, before expenses, the performance of the Russell
Objective:        2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.
                  This Fund was formerly called "Deutsche VIT Small Cap Index Fund".

Principal         To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as
Investment        possible, the Fund invests in a statistically selected sample of the securities found in the
Strategies:       Russell 2000 Index, selecting stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics closely match those of the securities in the
                  Russell 2000 Index. Over the long term, the Fund seeks a correlation between the performance of the Fund, before expenses, and the Russell 2000 Index of 95% or better. A figure of 100% would indicate perfect correlation.


Fidelity(R) Variable Insurance Products Funds
Advisor:  Fidelity Management and Research Company


Fidelity(R) VIP Equity-Income Portfolio-Service Class 2

Investment        The Portfolio seeks reasonable income and will consider the potential for capital appreciation.
Objective:        The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P
                  500.

Principal         The Portfolio normally invests at least 80% of the Portfolio's assets in equity securities.  The
Investment        Portfolio normally invests primarily in income-producing securities. The Portfolio may also invest
Strategies:       its assets in other types of equity securities and debt securities, including lower-quality debt securities.

Fidelity(R) VIP Contrafund(R) Portfolio-Service Class 2


Investment        The Portfolio seeks long-term capital appreciation.
Objective:

Principal         The Portfolio normally invests its assets primarily in common stocks.  The Portfolio invests its
Investment        assets in securities of companies it believes are undervalued by the public.
Strategies:

Fidelity(R) VIP Growth & Income Portfolio-Service Class 2


Investment        The Portfolio seeks a high total return through a combination of current income and capital
Objective:        appreciation.

Principal         The Portfolio normally invests a majority of its assets in common stocks with a focus on those that
Investment        pay current dividends and show potential for capital appreciation.  The Portfolio may also invest
Strategies:       its assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends but offer prospects for future income or capital appreciation.


Fidelity(R) VIP Growth Portfolio-Service Class 2

Investment        The Portfolio seeks to achieve capital appreciation.
Objective:

Principal         The Portfolio normally invests its assets in companies it believes have above-average growth
Investment        potential. Growth may be measured by factors such as earnings or revenue.
Strategies:

Fidelity(R) VIP Asset Manager(SM)-Service Class2


Investment        The Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating
Objective:        its assets among stocks, bonds and short-term instruments.

Principal         The Portfolio allocates its assets among the following classes, or types, of investments.  The
Investment        stock class includes equity securities of all types.  The bond class includes all the varieties of
Strategies:       fixed-income securities, including lower-quality debt securities, maturing in more than one year.
                  The short-term/money market class includes all types of short-term and money market instruments.


Fidelity(R) VIP Balanced Portfolio-Service Class 2

Investment        The Portfolio seeks income and capital growth consistent with reasonable risk.
Objective:

Principal         The Portfolio seeks to maintain a balance between stocks and bonds.  When the Portfolio's outlook
Investment        is neutral, it will invest approximately 60% of its assets in stocks and other equity securities
Strategies:       and the remainder in bonds and other debt securities, including lower quality debt securities.  The
                  Portfolio may vary from this target if it believes stocks or bonds offer more favorable opportunities, but will always invest at least 25% of its total assets in fixed-income senior securities (including debt securities and preferred stock).

Fidelity(R) VIP Mid Cap Portfolio-Service Class 2

Investment        The Portfolio seeks long-term growth of capital.
Objective:

Principal         The Portfolio normally invests at least 80% of its assets in securities of companies with medium
Investment        market capitalization.  Medium market capitalization companies are those whose market
Strategies:       capitalization is similar to the capitalization of companies in the Russell Midcap Index or the S&P
                  MidCap 400 at the time of the Portfolio's investment.  Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy.

MFS(R) Variable Insurance TrustSM
Advisor: Massachusetts Financial Services Company



MFS(R) Capital Opportunities Series-Service Class

Investment        The Fund seeks capital appreciation.
Objective:
Principal         The Fund invests, under normal market conditions, at least 65% of its net assets in common stocks

Investment        and related securities, such as preferred stocks, convertible securities and depositary receipts
Strategies:       for those securities.  The Fund focuses on companies that it believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.  The
                  Fund's investments may include securities listed on a securities exchange or traded in the over-the counter markets. The Fund may invest in junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the Fund to be comparable to lower rated bonds.

MFS(R) Emerging Growth Series-Initial Class

Investment        The Fund seeks to provide long-term growth of capital.
Objective:

Principal         The Fund invests primarily (at least 65% of net assets) in the common stocks of companies believed
Investment        to be early in their life cycle but have the potential to become major enterprises (emerging growth
Strategies:       companies) or major enterprises whose rates of earnings growth are expected to accelerate. The portfolio manager selects securities based upon fundamental analysis. The Fund may invest in foreign securities through which it may have exposure to foreign currencies. It has and may engage in active and frequent trading.

MFS(R) Investors Trust Series-Initial Class

Investment        The Fund's objective is to seek long-term growth of capital with a secondary objective to seek
Objective:        reasonable current income.

Principal         The Fund invests primarily (at least 65% of net assets) in equity securities. The Fund generally
Investment        focuses on companies with larger market capitalizations that the portfolio manager believes have
Strategies:       sustainable growth prospects and attractive valuation based on current and expected earnings or cash flow. The Fund also seeks to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index. The Fund may invest in foreign securities through which it may have exposure to foreign currencies. It has and may engage in active and frequent trading.

MFS(R) Mid Cap Growth Series-Service Class

Investment        The Fund's investment objective is long-term growth of capital.
Objective:

Principal         The Fund invests, under normal market conditions, at least 80% of its net assets in common stocks
Investment        and related securities, such as preferred stocks, convertible securities and depositary receipts
Strategies:       for those securities, of companies with medium market capitalization that the Fund believes have above-average growth potential.  Medium market capitalization companies are defined by the Fund as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Fund's investment.  Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the
                  Fund's 80% investment policy.

MFS(R) New Discovery Series--Service Class

Investment        The Fund's investment objective is capital appreciation.
Objective:

Principal         The Fund invests, under normal market conditions, at least 65% of its net assets in equity
Investment        securities of emerging growth companies.  Equity securities include common stocks and related
Strategies:       securities, such as preferred stocks, convertible securities and depositary receipts for the securities.  Emerging growth companies are companies that the Fund believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises; or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.  Although emerging growth companies may be of any size, the Fund will generally focus on smaller cap emerging growth companies that are early in their life cycle.


PIMCO Variable Insurance Trust
Advisor: Pacific Investment Management Company LLC


PIMCO VIT Long-Term U.S. Government Portfolio-Administrative Class

Investment        The Fund seeks to maximize total return, consistent with the preservation of capital and prudent
Objective:        investment management. This Fund was formerly called "PIMCO Long-Term U.S. Government Bond
                  Portfolio".

Principal         The Fund seeks to achieve its investment objective by investing under normal circumstances at least
Investment        80% of its net assets in a diversified portfolio of fixed income securities that are issued or
Strategies:       guaranteed by the U.S. Government, its agencies or government sponsored enterprises ("U.S.
                  Government Securities").

Touchstone Variable Series Trust
Advisor:  Touchstone Advisors, Inc.

Touchstone International Equity Fund



Sub-Advisor:      Bank of Ireland Asset Management (U.S.) Limited

Investment        The Fund seeks long-term growth of capital through investment in equity securities of foreign
Objective:        issuers.

Principal         Under normal circumstances, the Fund invests at least 80% of net assets in common stock and
Investment        preferred stock of foreign companies in at least three countries outside the United States. The
Strategies:       Fund focuses on mid and large cap companies located in Europe, Australia and the Far East.
                  The Fund may invest up to 15% of its assets in securities issued by companies quoted in emerging market countries.


Touchstone Emerging Growth Fund
Sub-Advisors: TCW Investment Management Company, Inc.
Westfield Capital Management Company, Inc.


Investment        The Fund seeks to increase the value of its shares as a primary goal and to earn income as a
Objective:        secondary goal.

Principal         The Fund invests primarily (at least 65% of total assets) in emerging growth companies. In
Investment        selecting its investments, the portfolio managers focus on those companies they believe will grow
Strategies:       faster than the U.S. economy in general. They also choose companies they believe are priced lower in the market than their true value. The Fund will invest in common stocks of small cap and mid cap companies.  The Fund may also invest in companies in the technology sector.


Touchstone Small Cap Value Fund


Sub-Advisor: Ark Asset Management Co., Inc.

Investment        The Fund seeks long-term growth of capital.
Objective:

Principal         Under normal circumstances, the Fund invests at least 80% of net assets in common stocks of
Investment        small capitalization companies. The Fund may also invest in common stocks of mid cap companies. The
Strategies:       portfolio manager looks for stocks that are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends. The Fund may also invest up to 5% of its assets (at the time of purchase) in any one company. The Fund will limit its investments so that the percentage of the Fund's assets invested in a particular economic sector will not be more than double the percentage of the economic sector in the Russell 2000 Index.

Touchstone Growth/Value Fund
Sub-Advisor: Mastrapasqua & Associates, Inc.

Investment        The Fund seeks long-term capital appreciation primarily through equity investments in companies
Objective:        whose valuation may not reflect the prospects for accelerated earnings/cash flow growth.

Principal         The Fund invests primarily in stocks of mid to large-cap domestic growth companies that the
Investment        portfolio manager believes have a demonstrated record of achievement with excellent prospects for
Strategies:       earnings and/or cash flow growth over a 3 to 5 year period.  In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector.


Touchstone Large Cap Growth Fund


Sub-Advisor: Fort Washington Investment Advisors, Inc.


Investment        The Fund seeks long-term growth of capital. This Fund was formerly called "Touchstone Equity Fund".
Objective:

Principal         Under normal circumstances, the Fund invests at least 80% of net assets in a diversified portfolio
Investment        of common stocks of large cap companies. In selecting investments, the portfolio manager focuses on
Strategies:       those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.


Touchstone Enhanced 30 Fund
Sub-Advisor:  Todd Investment Advisors, Inc.


Investment        The Fund seeks to achieve a total return which is higher than the total return of the Dow Jones
Objective:        Industrial Average (DJIA).

Principal         The Fund's portfolio is based on the 30 stocks which comprise the DJIA. The portfolio manager seeks
Investment        to surpass the total return of the DJIA by substituting stocks that offer above average growth
Strategies:       potential for these stocks in the DJIA that appear to have less growth potential. The Fund's portfolio will at all times consist of 30 stocks and up to 1/3 of these holdings may represent substituted stocks in the enhanced section of the portfolio.


Touchstone Value Plus Fund
Sub-Advisor:  Fort Washington Investment Advisors, Inc.


Investment        The Fund seeks to increase the value of its shares over the long-term.
Objective:

Principal         The Fund invests primarily (at least 65% of total assets) in common stock of larger companies that
Investment        the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio
Strategies:       manager looks for companies that have proven management and unique features or advantages and are believed to be priced lower than their true value. These companies may not pay dividends. These may include companies in the technology sector. The Fund may also invest in common stocks of rapidly growing companies to enhance the Fund's return and vary its investments to avoid having too much of the Fund's assets subject to risks specific to undervalued stocks. Also, at least 70% of total assets will be invested in large cap companies and the remainder will generally be invested in mid cap companies.


Touchstone Growth & Income Fund


Sub-Advisor:  Deutsche Investment Management Americas Inc.



Investment        The Fund seeks to increase the value of its shares over the long-term, while receiving dividend
Objective:        income.

Principal         The Fund generally invests (at least 50% of total assets) in dividend-paying common stocks,
Investment        preferred stocks and convertible securities in a variety of industries. The portfolio manager may
Strategies:       purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.

                  The Fund invests in stocks with lower valuations than the broad market, that, in the portfolio manager's view, have good long-term dividend and earnings fundamentals. The portfolio manager focuses on investing in large capitalization companies and American Depository Receipts (ADRs).

Touchstone Balanced Fund
Sub-Advisor:  OpCap Advisors, Inc.


Investment        The Fund seeks to achieve both an increase in share price and current income.
Objective:

Principal         The Fund invests in both equity securities (generally about 60% of total assets) and debt
Investment        securities (generally about 40%, but at least 25%). The debt securities will be rated investment
Strategies:       grade or at the two highest levels of non-investment grade.


Touchstone High Yield Fund
Sub-Advisor: Fort Washington Investment Advisors, Inc.


Investment        The Fund seeks to achieve a high level of current income as its main goal with capital appreciation
Objective:        as a secondary consideration.

Principal         The Fund invests primarily (at least 80% of net assets), under normal circumstances, in
Investment        non-investment grade debt securities. The Fund generally invests in non-investment grade debt
Strategies:       securities of domestic corporations. Non-investment grade debt securities are often referred to as
                  "junk bonds" and are considered speculative. The Fund expects to have an average maturity between 6 and 10 years, but may vary between 4 and 12 years.


Touchstone Bond Fund
Sub-Advisor: Fort Washington Investment Advisors, Inc.


Investment        The Fund seeks to provide a high level of current income as is consistent with the preservation of
Objective:        capital. Capital appreciation is a secondary goal.

Principal         The Fund invests primarily, under normal circumstances, at least 80% of net assets in bonds. Bonds
Investment        include mortgage-related securities, asset-backed securities, U.S. government securities and
Strategies:       corporate debt securities. The Fund expects to have an average maturity between 5 and 15 years. The
                  Fund invests at least 65% of total assets in investment-grade debt securities.


Touchstone Standby Income Fund
Sub-Advisor:  Fort Washington Investment Advisors, Inc.

Investment        The Fund seeks to provide a higher level of current income than a money market fund, while also
Objective:        seeking to prevent large fluctuations in the value of investments by separate accounts. The Fund does not try to keep a constant $1.00 per share net asset value.

Principal         The Fund invests mostly in various types of money market instruments. All investments will be rated
Investment        at least investment grade. On average, the securities held by the Fund will mature in less than one
Strategies:       year.

Touchstone Money Market Fund
Sub-Advisor: Fort Washington Investment Advisors, Inc.


Investment        The Fund seeks high current income, consistent with liquidity and stability of principal.  The Fund
Objective:        is a money market fund and tries to maintain a constant share price of $1.00 per share.  As with any money market fund, there is no guarantee that the Fund will achieve its goal or will maintain a constant share price of $1.00 per share.

Principal         The Fund invests in high-quality money market instruments.
Investment
Strategies:


Neither A I M Advisors, Inc., Fred Alger Management, Inc., Deutsche Asset Management, Inc., Fidelity Management and Research Company, Massachusetts Financial Services Company nor Pacific Investment Management Company is an affiliate of Columbus Life.

Special Considerations


AIM, Alger, Deutsche, Fidelity, MFS and PIMCO offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone offers its shares to the separate accounts of affiliated life insurance companies to fund benefits under the Policies, other variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a Fund. If it becomes necessary for a separate account to replace its shares of a Fund with another investment, the Fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the Funds are subject to conditions imposed by the SEC that are designed to prevent or remedy any conflict of interest. These conditions and procedures require the Board of Trustees of each Fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.


The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, withdrawal or loan request.

Changes in the Sub-Accounts and the Funds

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in the Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Policy owners.

Fixed Account


The Net Premiums that you allocate to the Fixed Account will earn interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate. Different interest rates may apply to Net Premiums allocated, or amounts transferred, to the Fixed Account on different dates.

                          VALUATION OF YOUR INVESTMENT

Sub-Accounts

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

--------------------------------------------------------------------------------
                               Accumulation Unit

A unit of measure used to calculate a Policy owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.
--------------------------------------------------------------------------------

When you allocate Net Premiums or transfer amounts to a Sub-Account, your Account Value is credited with Accumulation Units. Other transactions, such as withdrawals and payments of the Monthly Deduction and Monthly Expense Charge, will decrease the number of Accumulation Units. The number of Accumulation Units added to or subtracted from your Account Value is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. We use the following guidelines to determine the Valuation Date when we process the transaction:

      o If we receive your premium payment or transfer instructions in good order on a Valuation Date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that Valuation Date.
      o     If not, we will process the transaction on the next Valuation Date.

To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

--------------------------------------------------------------------------------
                             Accumulation Unit Value

The dollar value of an Accumulation Unit in a Sub-Account.
--------------------------------------------------------------------------------

      o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund
      o     Any dividend or distributions paid by the corresponding Fund
      o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account
      o     The mortality and expense risk charge

Supplement F to this Prospectus contains a description of the procedures we use to calculate the Accumulation Unit Value of a Sub-Account.

Fixed Account

The value of the Fixed Account is calculated daily and reflects the following transactions:

      o     Net Premiums allocated to the Fixed Account
      o     Withdrawals from the Fixed Account
      o     Transfers to and from the Fixed Account
      o     Interest credited to the Fixed Account
      o Charges assessed against the Fixed Account, such as the Monthly Deduction and Monthly Expense Charges and any Surrender Charges

Supplement F to this Prospectus contains a description of the procedures we use to calculate the value in the Fixed Account.

                             PERFORMANCE INFORMATION

We may include performance information in advertisements, sales literature and reports to Policy owners or prospective investors.

We may report performance information in any manner permitted under applicable law. For example, we may report total returns and average annual total returns for the Funds and the Sub-Accounts or present performance information as a change in a hypothetical Policy owner's Account Value or Death Benefit. The performance information may cover various periods of time, including periods beginning with the start of operations of a Sub-Account or the Fund in which it invests. Performance information may not reflect the deduction of all charges applicable to a particular Policy. For example, performance information may not reflect the deduction of the cost of insurance charge because of the individual nature of this charge. If all charges applicable to a particular Policy were included, performance would be reduced.

You can request a personalized illustration that shows the performance of a hypothetical Policy. The illustration will be based either on actual historical Fund performance or on the hypothetical investment return that you request. The Net Cash Surrender Value provided in the illustration will assume all Fund charges and expenses, all Separate Account 1 charges and all Policy charges are deducted. The Account Value provided in the illustration will assume all charges except the Surrender Charge are deducted. Your Policy's actual investment performance may not be the same as the performance of the hypothetical Policy shown in the illustration. You should not consider any performance information to be an estimate or guarantee of future performance.

We may also compare the performance of a Sub-Account to the performance of other separate accounts or investments as listed in rankings prepared by independent organizations that monitor the performance of separate accounts and other investments. We may also include evaluations of the Sub-Account published by nationally recognized ranking services or nationally recognized financial publications.

                                  VOTING RIGHTS

Because each Sub-Account invests in a corresponding Fund, Columbus Life is entitled to vote at any meeting of the Fund's shareholders. Columbus Life, on behalf of Separate Account 1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of the Policies who have invested in that Sub-Account.


If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Fund shares represented by the number of Accumulation Units attributable to your Policy.


We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received from Policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may not ask the Policy owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of the Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Policy owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

             COLUMBUS LIFE INSURANCE COMPANY AND SEPARATE ACCOUNT 1

Columbus Life Insurance Company

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the department of insurance of the various states in which it is licensed to transact business.

Investments allocated to the Fixed Account are held in Columbus Life's general account along with Columbus Life's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and Columbus Life's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain general provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

Because of state insurance law requirements, Columbus Life maintains reserves to cover its obligations under the Policies. The assets in Separate Account 1 attributable to the Policies make up a part of these reserves. Although these reserves support the Policies, Policy owners have no ownership interest in these reserves and any excess reserves will be for the benefit of Columbus Life and not the Policy owners. The general account of Columbus Life is available to satisfy Columbus Life's obligations under the Policies.


Directors of Columbus Life. Columbus Life is managed by its Board of Directors, 3 of whom are also officers of Columbus Life or WSLIC. Each Director's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted. The following persons serve as Directors of Columbus Life:



Name                           Principal Occupation (Past 5 years)
----                           -----------------------------------
William J. Williams            Former Chairman of the Board of Columbus Life
                               (1989-2002); Chairman of the Board of WSLIC and
                               Western-Southern Life Assurance Company (WSLAC)
                               1989-2002.

John F. Barrett                Chairman of the Board of Columbus Life
                               since 2002; Vice-Chairman of the Board of
                               Columbus Life 1987-2002; Chief Executive Officer
                               of WSLIC and WSLAC since 1994; President of WSLIC
                               and WSLAC since 1989.

Lawrence L. Grypp              President and Chief Executive Officer of Columbus
                               Life since 1999; President and Chief Executive
                               Officer of Summit Financial Resources, Inc.
                               1998-1999.

James N. Clark                 Executive Vice President and Secretary of WSLIC
                               and WSLAC since 1997.

Paul H. Amato                  Former President and Chief Executive Officer of
                               Columbus Life. 6216 Whileaway Drive, Loveland,
                               Ohio 45140.

Ralph E. Waldo                 Former President and Chief Executive Officer of
                               Columbus Life. 3974 Patricia Drive, Columbus,
                               Ohio 43220.

Officers of Columbus Life (other than directors). The senior officers of Columbus Life, other than the Directors named above, and the officers responsible for the variable life operations are described below. Each officer's principal business address is 400 East Fourth Street, Cincinnati, Ohio 45202, unless otherwise noted.


Name                           Principal Occupation (Past 5 years)
----                           -----------------------------------
Clint D. Gibler                Senior Vice President and Chief Information Officer of Columbus Life, WSLIC and WSLAC
                               since 2000; Vice President of Technology of Columbus Life, WSLIC and WSLAC 1996-2000.

Noreen J. Hayes                Senior Vice President since 2002.

Edward S. Heenan               Senior Vice President of Columbus Life, WSLIC and WSLAC since 2002; Vice President of
                               Columbus Life, WSLIC and WSLAC 1987-2002; Comptroller of Columbus Life, WSLIC and
                               WSLAC 1987-2001.

Nora E. Moushey                Senior Vice President and Chief Actuary of Columbus Life, WSLIC and WSLAC since 1998.

James M. Teeters               Senior Vice President, Administration of Columbus Life since 1991; Senior Vice
                               President, Administration of WSLIC and WSLAC since 1998.

Robert L. Walker               Senior Vice President and Chief Financial Officer of Columbus Life, WSLIC and WSLAC
                               since 1998; Chief Financial Officer of National Data Corporation 1997-1998.

Mark A. Wilkerson              Senior Vice President and Chief Marketing Officer of Columbus Life since 1990.

Donald J. Wuebbling            Senior Vice President and Secretary of Columbus Life since 2002; Vice President and
                               Secretary of Columbus Life 1987-2002; Senior Vice President and General Counsel of
                               WSLIC and WSLAC since 1999; Vice President and General Counsel of WSLIC and WSLAC
                               1988-1999.

Thomas D. Holdridge            Vice President of Columbus Life since 1980; Vice President of WSLIC and WSLAC since
                               2001.

Bradley J. Hunkler             Vice President and Comptroller of Columbus Life, WSLIC and WSLAC since 2001.

William F. Ledwin              Vice President and Chief Investment Officer of Columbus Life since 1987; Senior Vice
                               President and Chief Investment Officer of WSLIC and WSLAC since 1989; President of
                               Fort Washington Investment Advisors, Inc. since 1990.

Mario J. San Marco             Vice President of Columbus Life since 1992; Vice President of WSLIC and WSLAC since
                               1988.

Donna N. Schenk                Vice President of Columbus Life since 2000; Assistant Vice President, Agency
                               Administration of Columbus Life 1997 - 2000.

James J. Vance                 Vice President and Treasurer of Columbus Life, WSLIC and WSLAC since 1999; Treasurer of Columbus Life, WSLIC and WSLAC 1997-1999.

Charles W. Wood, Jr.           Vice President of Sales and Marketing of Columbus Life since 1999; Vice President of
                               Marketing Support of Columbus Life 1998-1999.



The directors, officers and employees of Columbus Life and Touchstone Securities are bonded in the amount of $12,500,000 by a Financial Institutions Blanket Bond, for dishonest, fraudulent, or criminal acts, wherever committed, and whether committed alone or in collusion with others.

Separate Account 1

Columbus Life established Columbus Life Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required.

Separate Account 1 currently offers 33 Sub-Account options to purchasers of the Policies. Separate Account 1 holds the investments allocated to the Sub-Accounts by the owners of the Policies. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each Sub-Account in an underlying Fund. The investment objective of a Sub-Account and the underlying Fund in which it invests are identical.

We own Separate Account 1's assets but we separate Separate Account 1's assets from our general account assets and the assets of our other separate accounts. Liabilities from other businesses we conduct will not be charged to Separate Account 1's assets. We hold Separate Account 1's assets exclusively for the benefit of owners and beneficiaries of the Policies and any other variable universal life policies supported by Separate Account 1. We are obligated to pay all benefits provided under the Policies.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or Columbus Life.

                                SERVICE PROVIDERS

Distribution of the Policies


Touchstone Securities, Inc. is the sole distributor of the Policy. Touchstone Securities is a wholly-owned subsidiary of WSLAC, a wholly-owned subsidiary of WSLIC. Touchstone Securities is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The Policy will be sold by registered representatives of Touchstone Securities who are also licensed as insurance agents and appointed by Columbus Life. The Policy may be offered through other broker-dealers who have entered into agreements with Touchstone Securities.

Broker-dealers or registered representatives may be paid a commission of up to 105% of the target annual premium (annualized) in the first year when the Policy is sold, plus up to 3% of all premiums in excess of the target annual premium. Each year thereafter, Columbus Life pays a commission of 3% or less on all premiums paid on a Policy. Each year Columbus Life also pays a service fee of 0.25% or less of the Account Value, less any Indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

Service Providers to the Funds

The key service providers for each family of Funds in which the Sub-Accounts invest are indicated below:

                       AIM Variable Insurance Funds (AIM)

                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
A I M Advisors, Inc.                       State Street Bank and Trust Company     A I M Distributors, Inc.
11 Greenway Plaza, Suite 100               225 Franklin Street                     11 Greenway Plaza, Suite 100
Houston, Texas  77046                      Boston, Massachusetts  02110            Houston, Texas  77046

                         The Alger American Fund (Alger)


                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Fred Alger Management, Inc.                Custodial Trust Company                 Fred Alger & Company, Incorporated
111 Fifth Avenue, 2nd Floor                101 Carnegie Center                     30 Montgomery Street
New York, New York  10003                  Princeton, New Jersey  08540            Jersey City, New Jersey  07302


                 Deutsche Asset Management VIT Funds (Deutsche)

                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Deutsche Asset Management, Inc.            Bankers Trust Company                   Provident Distributors, Inc.
130 Liberty Street                         130 Liberty Street                      Four Falls Corporate Center
New York, New York  10006                  New York, New York  10006               West Conshohocken, PA  19428

            Fidelity(R) Variable Insurance Products Funds (Fidelity)

                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Fidelity Management & Research Company     The Bank of New York                    Fidelity Distributors Corporation
82 Devonshire Street                       110 Washington Street                   82 Devonshire Street
Boston, Massachusetts  02109               New York, New York  10006               Boston, Massachusetts, 02109

                                           The Chase Manhattan Bank
                                           1 Chase Manhattan Plaza
                                           New York, New York  10006

                                           Brown Brothers Harriman & Co.
                                           40 Water Street
                                           Boston, MA  02109

                      MFS(R) Variable Insurance Trust (MFS)

                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Massachusetts Financial Services Company   State Street Bank and Trust Company     MFS Fund Distributors, Inc.
500 Boyleston Street                       225 Franklin Street                     500 Boyleston Street
Boston, Massachusetts  02116               Boston, Massachusetts  02110            Boston, Massachusetts  02116

                     PIMCO Variable Insurance Trust (PIMCO)

                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Pacific Investment Management Company LLC  State Street Bank and Trust Company     PIMCO Funds Distributors, Inc.
840 Newport Center Drive                   801 Pennsylvania                        2187 Atlantic Street
Newport Beach, California  92660           Kansas City, Missouri  64105            Stamford, Connecticut  06902

                  Touchstone Variable Series Trust (Touchstone)

                Advisor                                Custodian                             Distributor
                -------                                ---------                             -----------
Touchstone Advisors, Inc.                  Investors Bank & Trust Company          Touchstone Securities, Inc.
221 East Fourth Street, Suite 300          200 Clarendon Street                    221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202                    Boston, Massachusetts 02116             Cincinnati, Ohio  45202

                                   TAX MATTERS


The following is a summary discussion of certain federal tax matters that apply to your Policy. The following discussion does not purport to be complete or to cover all situations. The discussion is general in nature, and it should not be considered tax advice. You should consult counsel and other competent advisors for more complete information.

The individual situation of each Policy owner or beneficiary will determine how ownership or receipt of the Policy's proceeds will be treated for purposes of federal estate tax, state inheritance tax and other taxes. Other than the very general overview of the effect of federal estate taxes on the Policy that is contained in the following discussion, the effect of federal estate tax, state inheritance tax and other taxes is generally not discussed herein.

The following discussion is based on federal income tax law and interpretations in effect as of the date of this Prospectus and is subject to later changes in such tax law or interpretations. Except as is otherwise expressly noted below, this discussion assumes that you are the Policy owner and that you are a natural person who is a U.S. citizen and resident. The tax effects on an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

General

Your Policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the Policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the Policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the Policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the Policy prior to the Insured's death. However, if the Policy is transferred for valuable consideration, then a portion of the death benefit payable under the Policy may be includable in the beneficiary's gross income.

Your Policy will generally be considered under the Code to be a "modified endowment contract" if the Policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The "7-pay test" compares the actual premium paid in the first 7 Policy Years against a pre-determined premium amount as set forth in Code Section 7702A. In addition, if your Policy is issued in exchange for a modified endowment contract, it will be considered a modified endowment contract. Further, if there is a material change to your Policy, like a change in the Policy's death benefit, your Policy may be subjected to a new 7-pay test over a new 7-year period to determine whether the change has caused the Policy to become a modified endowment contract.

If your Policy is a modified endowment contract, pre-death distributions will receive different tax treatment than distributions from a Policy that is not a modified endowment contract.

Pre-Death Distributions

In general, distributions from a life insurance policy, that is not considered a modified endowment contract, during the Insured's lifetime are treated as nontaxable return of premium, to the extent of premiums previously paid. Aggregate amounts distributed in excess of aggregate premiums paid are generally taxed as ordinary income.

With regard to a loan from a life insurance policy that is not considered a modified endowment contract, proceeds from such a loan will generally not be treated as a taxable distribution. However, in the event a loan is outstanding at the time the Policy is surrendered or lapses, the amount of the outstanding loan balance is treated as a distribution to you, as Policy owner, and all or part of such distribution may be treated as ordinary income.

If your Policy is a modified endowment contract, the Internal Revenue Code provides special rules for the income taxation of pre-death distributions, including surrenders, loans, collateral assignments and other amounts distributed. Under the Internal Revenue Code, any distribution from the Policy during the Insured's lifetime will generally be taxable to the extent the cash value of the Policy exceeds, at the time of the distribution, the premiums paid into the

Policy. In addition, a 10% penalty tax will apply to the taxable portion of such distributions unless you are over the age of 59 1/2, disabled (as defined under the Code), or the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and a beneficiary under the Policy.

If your Policy is not a modified endowment contract, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the Policy's contract value that can accumulate relative to the death benefit. Where cash distributions are made during the first 15 Policy Years of your Policy which cause a reduction in death benefits, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). You, as Policy owner, should carefully consider the consequences of initiating any changes in the terms of the Policy.

Amounts received under an accelerated death benefit rider may be excludable from gross income under Section 101(g) in some circumstances, but such amounts are not always excludable. In addition, we reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of your policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

Diversification

As has been noted before, your Policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the Policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your Policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the Policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as Policy owner or the issuer pays an amount to the IRS. Separate Account 1, through the Funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your Policy to direct your investments under the Policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the Policy in any way necessary to avoid any such result.

As of the date of this Prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Estate and Generation Skipping Taxes

Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, under the law in effect on the date of this Prospectus, in 2002, an estate of less than $1,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent your estate is to be distributed to your surviving spouse.

If you are the Insured under the Policy, generally the death benefit under the Policy will be includible in your estate for purposes of federal estate tax if:
(1) the proceeds were payable to or for the benefit of your estate; (2) you held any "incident of ownership" in the policy at death or at any time within three years of death. In addition, if you are not the Insured under the Policy, and you die before the Insured, the value of your Policy, as determined under U.S. Secretary of Treasury regulations, is includible in your estate for federal estate tax purposes.

If you as Policy owner transfer ownership of the Policy to another person, such transfer may be subject to federal gift tax. In addition, if you as Policy owner transfer ownership to a person two or more generations younger than you, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

Under the law in effect as of the date of this Prospectus, the generation-skipping transfer tax rate is equal to the maximum estate tax rate (currently 50%) and there is a provision for a lifetime exemption amount of $1,100,000 for 2002. Due to the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you, as Policy owner, should consult with counsel and other competent advisors regarding such taxes.

Corporate and Qualified Retirement Plan Ownership

There are special tax issues for corporate and qualified retirement plan owners:

o If the Policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the Policy.
o Using your Policy to fund deferred compensation arrangements for employees has special tax consequences.
o Corporate ownership of the Policy may affect your liability under the alternative minimum tax.

You should consult with counsel and other competent advisors regarding these matters.

Withholding

Payments received by you from your Policy (other than the payment of a tax-free death benefit under the Policy) are generally subject to federal income tax withholding, except that you are generally permitted to elect not to have federal income taxes withheld from such payments if you notify us in a timely manner that you are making this election (and meet certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the Sub-Accounts for those taxes. Any charge will reduce your Policy's Account Value.


We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your Policy.

In addition, certain funds in which the Sub-Accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

                            OTHER GENERAL INFORMATION

Legal Matters


Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this Prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this Prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the Policies.

The validity of the interests under the Contracts offered hereby has been passed upon by Counsel of Columbus Life.


Experts


The financial statements of Columbus Life Insurance Company Separate Account 1 at December 31, 2001, and for the periods then ended, and Columbus Life Insurance Company at December 31, 2001 and 2000, and for the years then ended, appearing in this Prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


Actuarial matters in the Prospectus have been examined by David M. Burridge, FSA, MAAA, as stated in his opinion filed as an exhibit to the registration statement.

Financial Statements

This Prospectus contains financial statements for Separate Account 1 and financial statements of Columbus Life. The consolidated financial statements of Columbus Life included in this Prospectus are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the Policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

                       SUPPLEMENT A - POLICY ILLUSTRATION

The following tables illustrate how the Death Benefits, Account Values and Net Cash Surrender Values of a Policy may vary over an extended period of time at certain ages, assuming hypothetical gross rates of investment return for the investment options equivalent to constant gross annual rates of 0%, 5% and 10%.

The hypothetical rates of investment return are for purposes of illustration only and should not be deemed a representation of past or future rates of investment return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by a Policy owner. Also, values would be different from those shown if the gross annual investment returns averaged 0%, 5% and 10% over a period of years but fluctuated above and below those averages for individual Policy Years.


The tables assume that the Sub-Accounts are subject to a daily charge for Fund advisory fees and operating expenses equivalent to an annual rate of 0.88% of the average daily net assets. This annual expense ratio is based on the average of the expense ratios of each available Fund underlying the Sub-Accounts for the last fiscal year (annualized for Funds beginning operations in 2001) and takes into account current expense caps or expense reimbursement arrangements. The fees and expenses of each underlying Fund vary, and the total fees and expenses used in the above calculation ranged from an annual rate of 0.30% to an annual rate of 1.31% of average daily net assets. For more information on the investment option expenses, see the "Policy at a Glance" at the beginning of the Prospectus.


The tables also assume that the Sub-Accounts are subject to a daily charge for the Company's mortality and expense risks on a current basis at an annual rate of 0.90% for the first 20 Policy Years and 0.35% thereafter. On a guaranteed basis, the annual rate is 1.00% for all Policy Years.

The hypothetical gross annual rates of investment return of 0%, 5% and 10%, when adjusted for the above daily charges, result in the following net effective annual rates of return:


      o -1.76%, 3.15% and 8.06%, respectively, during the first 20 Policy Years and -1.22%, 3.72% and 8.66%, respectively, thereafter, with the mortality and expense risk charge on a current basis.

      o -1.86%, 3.05% and 7.96%, respectively, for all Policy Years with the mortality and expense risk charge on a guaranteed basis.

The tables reflect deduction of all applicable Policy charges and deductions described in the Prospectus for the hypothetical Insured. The Net Cash Surrender Values illustrated in the tables also reflect deduction of applicable Surrender Charges. The Surrender Charge applicable to any given policy may be less than the maximum Surrender Charge described in the Prospectus. The current Policy charges and deductions Columbus Life may charge are reflected in separate tables on each of the following pages. The amounts shown are as of the end of each Policy Year.


The hypothetical values shown in the tables do not reflect any charges for federal income taxes against Separate Account 1 since Columbus Life is not currently making such charges. However, such charges may be made in the future and, in that event, the gross annual investment rate of return would have to exceed 0%, 5% or 10% by an amount sufficient to cover tax charges in order to produce the Death Benefits, Account Values and Net Cash Surrender Values illustrated.

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Sub-Accounts, if no Policy Loans have been made and if death benefit Option 1 has been selected. The tables are also based on the assumptions that the Policy owner has not requested an increase or decrease in Specified Amount, and that no partial withdrawals or transfers have been made.

For comparative purposes, the third column of each table on the Summary Pages of the illustrations shows the amount to which the premiums would accumulate if an amount equal to those premiums were invested to earn interest at 5% compounded annually.

Upon request, Columbus Life will provide you with a comparable illustration based upon the proposed Insured's age, sex and premium class, the Specified Amount or premium requested, and the proposed frequency of premium payments.

                Columbus Life Insurance Company--Illustration #1

----------------------------------------------------------------------------------
Designed for John Doe                                 $100,000.00 Specified Amount
Male Issue Age 35                                          Death Benefit Option: 1
----------------------------------------------------------------------------------
Standard - TNU                                              $900.00 Annual Premium
----------------------------------------------------------------------------------

Flexible Premium Variable      The Policy is a flexible premium, variable universal life policy.  The
Universal Life Insurance       Policy is called "flexible premium" because you can change the amount and frequency of your premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash Surrender Value and your
                               Death Benefit may vary with the performance of the Sub-Accounts.

Underwriting Class:            The cost of insurance for this illustration is based on the assumption the
Male Standard-TNU              Policy is issued with the underwriting class listed at the left. Actual cost of insurance will depend on the outcome of the underwriting process and may vary from what is shown on the illustration.

Death Benefit Option           You may select from two options. Option 1 provides an initial Death Benefit equal to the Specified Amount. Option 2 provides an initial Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified Amount       The Specified Amount assumed at issue is shown on the left. The actual
$100,000                       amount payable at death will depend on the Death Benefit Option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.
                               The Death Benefits are illustrated as of the end of each Policy year.

Initial Planned Premium        The planned premiums, including lump-sum premiums, are shown in the yearly
Outlay $900.00 Annual          detail of this illustration (Mode A). Values will be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the
                               Sub-Accounts.

Minimum Annual Premium for     By paying the Lifetime No-Lapse Guarantee premium, you are receiving a
Lifetime Guarantee $1,323.97   Benefit that will keep the Policy in force for the lifetime of the Insured even if your Policy Net Cash Surrender Value is less than the next Monthly
                               Deduction and Monthly Expense Charge, and regardless of investment performance.

Minimum Annual Premium for     By paying the Term No-Lapse Guarantee premium, you are receiving a Benefit
Term Guarantee $350.76         that will keep the Policy in force for ten years even if your Policy Net
                               Cash Surrender Value is less than the next Monthly Deduction and Monthly
                               Expense Charge, and regardless of investment performance.  At least 1/12 of this minimum premium must be paid in order for the Policy to take effect.

Non-Guaranteed Elements of     The cost of insurance and the Policy charges are guaranteed to be no higher
the Policy                     than the maximums stated in the Policy and Prospectus. The current cost of insurance and current Policy charges are not guaranteed. The Account Value will depend on the allocation to and performance of the various Sub-Accounts as well as the non-guaranteed elements of the Policy. No minimum Account
                               Value is guaranteed for amounts allocated to the Sub-Accounts.
                               Current premium taxes are based on Ohio rates.

                Columbus Life Insurance Company--Illustration #1

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Summary Page
John Doe                                                                  Current Charges
Male Age: 35      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                    $0                                           Initial Premium:
                                                                          $900.00

                                  Summary Page
                            Assuming Current Charges
                Assuming Hypothetical Gross Investment Return of:


                                                       0.00%                       5.00%                       10.00%
                                                               Net Cash                    Net Cash                    Net Cash
                      Premium      Premiums       Account     Surrender       Account     Surrender       Account     Surrender
           Year        Outlay         at 5%         Value         Value         Value         Value         Value         Value
--------------------------------------------------------------------------------------------------------------------------------
              1           900           945           612             5           648            41           684            77
              2           900         1,937         1,215           608         1,317           710         1,423           816
              3           900         2,979         1,796         1,189         1,997         1,390         2,212         1,605
              4           900         4,073         2,368         1,761         2,699         2,092         3,065         2,458
              5           900         5,222         2,919         2,312         3,412         2,805         3,976         3,369
              6           900         6,428         3,461         2,854         4,149         3,542         4,963         4,356
              7           900         7,694         3,983         3,376         4,899         4,292         6,019         5,412
              8           900         9,024         4,486         3,879         5,663         5,056         7,150         6,543
              9           900        10,420         4,970         4,363         6,441         5,834         8,364         7,757
             10           900        11,886         5,434         4,827         7,233         6,626         9,667         9,060
             15           900        20,392         7,372         7,372        11,318        11,318        17,683        17,683
             20           900        31,247         8,588         8,588        15,542        15,542        29,047        29,047
             25           900        45,102         9,017         9,017        20,178        20,178        46,633        46,633
             30           900        62,785         7,277         7,277        23,880        23,880        72,951        72,951
             35           900        85,353         1,608         1,608        25,099        25,099       113,444       113,444
             40           900       114,156           0##           0##        20,964        20,964       173,991       173,991
             45           900       150,917                                     4,763         4,763       265,293       265,293
         Age 70           900        85,353         1,608         1,608        25,099        25,099       113,444       113,444


##Additional premium is required to keep this Policy in-force.

The current cost of insurance rates and charges are subject to change. Account values will vary from those illustrated if actual rates differ from those assumed.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company--Illustration #1

---------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Summary Page
John Doe                                                                  Maximum Charges
Male Age: 35      Standard - TNU                                          Flexible Premium Variable Universal Life
---------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                   $0                                            Initial Premium:
                                                                          $900.00

                                  Summary Page
                            Assuming Maximum Charges
                Assuming Hypothetical Gross Investment Return of:


                                                       0.00%                       5.00%                       10.00%
                                                               Net Cash                    Net Cash                    Net Cash
                      Premium      Premiums       Account     Surrender       Account     Surrender       Account     Surrender
           Year        Outlay         at 5%         Value         Value         Value         Value         Value         Value
--------------------------------------------------------------------------------------------------------------------------------
              1           900           945           556             0           589             0           623             0
              2           900         1,937         1,091             0         1,186             0         1,285             0
              3           900         2,979         1,605             0         1,790             0         1,988             0
              4           900         4,073         2,099             0         2,401             1         2,737           337
              5           900         5,222         2,573           173         3,021           621         3,534         1,134
              6           900         6,428         3,016           616         3,637         1,237         4,374         1,974
              7           900         7,694         3,441          1041         4,263         1,863         5,270         2,870
              8           900         9,024         3,836         1,436         4,885         2,485         6,217         3,817
              9           900        10,420         4,202         1,802         5,506         3,106         7,218         4,818
             10           900        11,886         4,540         2,140         6,124         3,724         8,280         5,880
             15           900        20,392         5,781         5,781         9,150         9,150        14,655        14,655
             20           900        31,247         5,947         5,947        11,688        11,688        23,130        23,130
             25           900        45,102         4,337         4,337        12,901        12,901        34,279        34,279
             30           900        62,785           0##           0##        11,261        11,261        49,145        49,145
             35           900        85,353                                     3,466         3,466        69,975        69,975
             40           900       108,934                                       0##           0##       102,935       102,935
             45           900       139,031                                                               152,790       152,790
         Age 70           900        85,353           0##           0##         3,466         3,466        69,975        69,975


##Additional premium is required to keep this Policy in-force.

Maximum cost of insurance rates and charges have been used to calculate the above values. These maximums are shown in the Policy and Prospectus.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company--Illustration #1

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Policy Illustration
John Doe
Male Age: 35      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                    $0                                           Initial Premium:
                                                                          $900.00


                                                                    Values Projected at 10%
                                                       8.06% Net                                 7.96% Net
                                       -----------------------------------------------------------------------------------
                                                    Current Charges                           Maximum Charges
                                       -----------------------------------------------------------------------------------
           End                                            Net Cash                                  Net Cash
           of        Premium                Account      Surrender         Death      Account      Surrender       Death
  Age      Yr         Outlay   Mode           Value          Value       Benefit        Value          Value      Benefit
--------------------------------------------------------------------------------------------------------------------------
  36       1             900     A              684             77       100,000          623              0      100,000
  37       2             900     A            1,423            816       100,000        1,285              0      100,000
  38       3             900     A            2,212          1,605       100,000        1,988              0      100,000
  39       4             900     A            3,065          2,458       100,000        2,737            337      100,000
  40       5             900     A            3,976          3,369       100,000        3,534          1,134      100,000

  41       6             900     A            4,963          4,356       100,000        4,374          1,974      100,000
  42       7             900     A            6,019          5,412       100,000        5,270          2,870      100,000
  43       8             900     A            7,150          6,543       100,000        6,217          3,817      100,000
  44       9             900     A            8,364          7,757       100,000        7,218          4,818      100,000
  45      10             900     A            9,667          9,060       100,000        8,280          5,880      100,000

  46      11             900     A           11,055         10,600       100,000        9,407          7,607      100,000
  47      12             900     A           12,548         12,245       100,000       10,606          9,406      100,000
  48      13             900     A           14,144         13,992       100,000       11,872         11,272      100,000
  49      14             900     A           15,852         15,852       100,000       13,223         13,223      100,000
  50      15             900     A           17,683         17,683       100,000       14,655         14,655      100,000

  51      16             900     A           19,648         19,648       100,000       16,166         16,166      100,000
  52      17             900     A           21,758         21,758       100,000       17,765         17,765      100,000
  53      18             900     A           24,018         24,018       100,000       19,460         19,460      100,000
  54      19             900     A           26,443         26,443       100,000       21,242         21,242      100,000
  55      20             900     A           29,047         29,047       100,000       23,130         23,130      100,000

  56      21             900     A           32,039         32,039       100,000       25,118         25,118      100,000
  57      22             900     A           35,273         35,273       100,000       27,218         27,218      100,000
  58      23             900     A           38,769         38,769       100,000       29,443         29,443      100,000
  59      24             900     A           42,547         42,547       100,000       31,791         31,791      100,000
  60      25             900     A           46,633         46,633       100,000       34,279         34,279      100,000

  61      26             900     A           51,057         51,057       100,000       36,909         36,909      100,000
  62      27             900     A           55,855         55,855       100,000       39,703         39,703      100,000
  63      28             900     A           61,069         61,069       100,000       42,660         42,660      100,000
  64      29             900     A           66,748         66,748       100,000       45,802         45,802      100,000
  65      30             900     A           72,951         72,951       100,000       49,145         49,145      100,000

  66      31             900     A           79,745         79,745       100,000       52,711         52,711      100,000
  67      32             900     A           87,199         87,199       103,767       56,535         56,535      100,000
  68      33             900     A           95,278         95,278       112,428       60,653         60,653      100,000
  69      34             900     A          104,009        104,009       121,691       65,117         65,117      100,000
  70      35             900     A          113,444        113,444       131,595       69,975         69,975      100,000


                                                                    Values Projected at 10%
                                                       8.06% Net                                 7.96% Net
                                       -----------------------------------------------------------------------------------
                                                    Current Charges                           Maximum Charges
                                       -----------------------------------------------------------------------------------
           End                                            Net Cash                                  Net Cash
           of        Premium                Account      Surrender         Death      Account      Surrender       Death
  Age      Yr         Outlay   Mode           Value          Value       Benefit        Value          Value      Benefit
--------------------------------------------------------------------------------------------------------------------------

  71      36             900     A          123,639        123,639       142,185       75,295         75,295      100,000
  72      37             900     A          134,696        134,696       152,207       81,164         81,164      100,000
  73      38             900     A          146,704        146,704       162,842       87,688         87,688      100,000
  74      39             900     A          159,764        159,764       174,143       94,978         94,978      103,526
  75      40             900     A          173,991        173,991       186,171      102,935        102,935      110,141

  76      41             900     A          189,522        189,522       198,999      111,586        111,586      117,166
  77      42             900     A          206,320        206,320       216,636      120,858        120,858      126,901
  78      43             900     A          224,480        224,480       235,704      130,789        130,789      137,329
  79      44             900     A          244,102        244,102       256,307      141,420        141,420      148,491
  80      45             900     A          265,293        265,293       278,558      152,790        152,790      160,429

  81      46             900     A          288,166        288,166       302,574      164,937        164,937      173,184
  82      47             900     A          312,840        312,840       328,482      177,898        177,898      186,793
  83      48             900     A          339,441        339,441       356,413      191,706        191,706      201,291
  84      49             900     A          368,099        368,099       386,504      206,392        206,392      216,711
  85      50             900     A          398,947        398,947       418,894      221,986        221,986      233,085

  86      51             900     A          432,120        432,120       453,726      238,520        238,520      250,445
  87      52             900     A          467,763        467,763       491,151      256,023        256,023      268,824
  88      53             900     A          506,019        506,019       531,320      274,529        274,529      288,256
  89      54             900     A          547,035        547,035       574,387      294,067        294,067      308,770
  90      55             900     A          590,967        590,967       620,516      314,660        314,660      330,393

  91      56             900     A          637,974        637,974       669,873      336,325        336,325      353,141
  92      57             900     A          689,446        689,446       717,024      360,071        360,071      374,473
  93      58             900     A          746,051        746,051       768,432      386,267        386,267      397,856
  94      59             900     A          808,578        808,578       824,750      415,366        415,366      423,673
  95      60             900     A          877,988        877,988       886,768      447,956        447,956      452,435

  96      61             900     A          954,878        954,878       954,878      484,410        484,410      484,410
  97      62             900     A        1,038,426      1,038,426     1,038,426      523,766        523,766      523,766
  98      63             900     A        1,129,210      1,129,210     1,129,210      566,254        566,254      566,254
  99      64             900     A        1,227,856      1,227,856     1,227,856      612,125        612,125      612,125
  100     65             900     A        1,335,044      1,335,044     1,335,044      661,647        661,647      661,647
                      ------
                      58,500


Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #1

---------------------------------------------------------------------------------------------------------------------
Designed for:                                                            Policy Illustration
John Doe
Male Age: 35      Standard - TNU                                         Flexible Premium Variable Universal Life
---------------------------------------------------------------------------------------------------------------------
Initial Death Benefit: $100,000.00                                       Death Benefit Option:               1
Lump Sum:                   $0                                           Initial Premium:
                                                                         $900.00


                                                                     Values Projected at 5%
                                                       3.15% Net                                 3.05% Net
                                       -----------------------------------------------------------------------------------
                                                    Current Charges                           Maximum Charges
                                       -----------------------------------------------------------------------------------
           End                                            Net Cash                                  Net Cash
           of        Premium                Account      Surrender         Death      Account      Surrender        Death
  Age      Yr         Outlay   Mode           Value          Value       Benefit        Value          Value      Benefit
--------------------------------------------------------------------------------------------------------------------------
  36       1             900     A              648             41       100,000          589              0      100,000
  37       2             900     A            1,317            710       100,000        1,186              0      100,000
  38       3             900     A            1,997          1,390       100,000        1,790              0      100,000
  39       4             900     A            2,699          2,092       100,000        2,401              1      100,000
  40       5             900     A            3,412          2,805       100,000        3,021            621      100,000

  41       6             900     A            4,149          3,542       100,000        3,637          1,237      100,000
  42       7             900     A            4,899          4,292       100,000        4,263          1,863      100,000
  43       8             900     A            5,663          5,056       100,000        4,885          2,485      100,000
  44       9             900     A            6,441          5,834       100,000        5,506          3,106      100,000
  45      10             900     A            7,233          6,626       100,000        6,124          3,724      100,000

  46      11             900     A            8,030          7,575       100,000        6,741          4,941      100,000
  47      12             900     A            8,843          8,540       100,000        7,356          6,156      100,000
  48      13             900     A            9,662          9,510       100,000        7,959          7,359      100,000
  49      14             900     A           10,487         10,487       100,000        8,561          8,516      100,000
  50      15             900     A           11,318         11,318       100,000        9,150          9,150      100,000

  51      16             900     A           12,158         12,158       100,000        9,716          9,716      100,000
  52      17             900     A           13,006         13,006       100,000       10,259         10,259      100,000
  53      18             900     A           13,852         13,852       100,000       10,778         10,778      100,000
  54      19             900     A           14,697         14,697       100,000       11,251         11,251      100,000
  55      20             900     A           15,542         15,542       100,000       11,688         11,688      100,000

  56      21             900     A           16,487         16,487       100,000       12,067         12,067      100,000
  57      22             900     A           17,433         17,433       100,000       12,386         12,386      100,000
  58      23             900     A           18,369         18,369       100,000       12,644         12,644      100,000
  59      24             900     A           19,287         19,287       100,000       12,816         12,816      100,000
  60      25             900     A           20,178         20,178       100,000       12,901         12,901      100,000

  61      26             900     A           21,031         21,031       100,000       12,872         12,872      100,000
  62      27             900     A           21,839         21,839       100,000       12,726         12,726      100,000
  63      28             900     A           22,589         22,589       100,000       12,423         12,423      100,000
  64      29             900     A           23,273         23,273       100,000       11,946         11,946      100,000
  65      30             900     A           23,880         23,880       100,000       11,261         11,261      100,000

  66      31             900     A           24,388         24,388       100,000       10,335         10,335      100,000
  67      32             900     A           24,785         24,785       100,000        9,138           9138      100,000
  68      33             900     A           25,048         25,048       100,000        7,626          7,626      100,000
  69      34             900     A           25,162         25,162       100,000        5,762          5,762      100,000
  70      35             900     A           25,099         25,099       100,000        3,466          3,466      100,000

                                                                     Values Projected at 5%
                                                       3.15% Net                                 3.05% Net
                                       -----------------------------------------------------------------------------------
                                                    Current Charges                           Maximum Charges
                                       -----------------------------------------------------------------------------------
           End                                            Net Cash                                  Net Cash
           of        Premium                Account      Surrender         Death      Account      Surrender        Death
  Age      Yr         Outlay   Mode           Value          Value       Benefit        Value          Value      Benefit
--------------------------------------------------------------------------------------------------------------------------

  71      36             900     A           24,829         24,829       100,000          658            658      100,000
  72      37             900     A           24,320         24,320       100,000            0              0            0
  73      38             900     A           23,542         23,542       100,000
  74      39             900     A           22,444         22,444       100,000
  75      40             900     A           20,964         20,964       100,000

  76      41             900     A           19,032         19,032       100,000
  77      42             900     A           16,563         16,563       100,000
  78      43             900     A           13,454         13,454       100,000
  79      44             900     A            9,572          9,572       100,000
  80      45             900     A            4,763          4,763       100,000

  81      46             900     A                0              0             0
                     -------
                      41,400


Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #1

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Policy Illustration
John Doe
Male Age: 35      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                   $0                                            Initial Premium:
                                                                          $900.00


                                                                     Values Projected at 0%
                                                      -1.76% Net                                -1.86% Net
                                       -----------------------------------------------------------------------------------
                                                    Current Charges                           Maximum Charges
                                       -----------------------------------------------------------------------------------
           End                                            Net Cash                                  Net Cash
           of        Premium                Account      Surrender         Death      Account      Surrender        Death
  Age      Yr         Outlay   Mode           Value          Value       Benefit        Value          Value      Benefit
--------------------------------------------------------------------------------------------------------------------------
  36       1             900     A              612              5       100,000          556              0      100,000
  37       2             900     A            1,215            608       100,000        1,091              0      100,000
  38       3             900     A            1,796          1,189       100,000        1,605              0      100,000
  39       4             900     A            2,368          1,761       100,000        2,099              0      100,000
  40       5             900     A            2,919          2,312       100,000        2,573            173      100,000

  41       6             900     A            3,461          2,854       100,000        3,016            616      100,000
  42       7             900     A            3,983          3,376       100,000        3,441          1,041      100,000
  43       8             900     A            4,486          3,879       100,000        3,836          1,436      100,000
  44       9             900     A            4,970          4,363       100,000        4,202          1,802      100,000
  45      10             900     A            5,434          4,827       100,000        4,540          2,140      100,000

  46      11             900     A            5,870          5,414       100,000        4,850          3,050      100,000
  47      12             900     A            6,287          5,984       100,000        5,133          3,933      100,000
  48      13             900     A            6,676          6,525       100,000        5,379          4,779      100,000
  49      14             900     A            7,038          7,038       100,000        5,598          5,598      100,000
  50      15             900     A            7,372          7,372       100,000        5,781          5,781      100,000

  51      16             900     A            7,679          7,679       100,000        5,916          5,916      100,000
  52      17             900     A            7,961          7,961       100,000        6,006          6,006      100,000
  53      18             900     A            8,206          8,206       100,000        6,049          6,049      100,000
  54      19             900     A            8,415          8,415       100,000        6,026          6,026      100,000
  55      20             900     A            8,588          8,588       100,000        5,947          5,947      100,000

  56      21             900     A            8,784          8,784       100,000        5,791          5,791      100,000
  57      22             900     A            8,935          8,935       100,000        5,559          5,559      100,000
  58      23             900     A            9,031          9,031       100,000        5,250          5,250      100,000
  59      24             900     A            9,062          9,062       100,000        4,834          4,834      100,000
  60      25             900     A            9,017          9,017       100,000        4,337          4,337      100,000

  61      26             900     A            8,886          8,886       100,000        3,710          3,710      100,000
  62      27             900     A            8,658          8,658       100,000        2,959          2,959      100,000
  63      28             900     A            8,321          8,321       100,000        2,050          2,050      100,000
  64      29             900     A            7,865          7,865       100,000          967            967      100,000
  65      30             900     A            7,277          7,277       100,000            0              0            0

  66      31             900     A            6,532          6,532       100,000
  67      32             900     A            5,618          5,618       100,000
  68      33             900     A            4,506          4,506       100,000
  69      34             900     A            3,180          3,180       100,000
  70      35             900     A            1,608          1,608       100,000

  71      36             900     A                0              0             0

                     -------
                      32,400

Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #1

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Premium Information
John Doe
Male Age: 35      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                    $0                                           Initial Premium:
                                                                          $900.00

Premium Information

Term No Lapse         $350.76            Guideline           $1,393.65          Seven Pay Premium      $3,813.30
Guarantee Premium                        Level
                                         Premium

Lifetime No Lapse     $1,323.97          Guideline           $15,735.32
Guarantee                                Single
Premium                                  Premium

If the Policy is in force on the Policy anniversary when the Insured is age 100, the Death Benefit will continue and the Death Benefit Option will be Option 2. If the Death Benefit Option was previously Option 1, the Specified Amount will not be automatically decreased by the Account Value unless the Insured's issue age was greater than 75. Any riders will terminate. The variable Account Value and any Loan Account value will be transferred to the Fixed Account, which will thereafter earn the then-current interest rate. The Fixed Account will be reduced by the amount of any indebtedness and no further loans will be permitted. No further premiums may be paid and no costs or charges will be deducted. The Policy will continue beyond the Insured's age 100 in this manner until the Insured's death. However, the owner may discontinue this Extended Maturity Benefit at any time by surrendering the Policy.

                Columbus Life Insurance Company--Illustration #1

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Important Notes
John Doe
Male Age: 35      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                   $0                                            Initial Premium:
                                                                          $900.00

Important Notes

Current and maximum values assume that premiums are paid as indicated, that the first payment is received by the Policy issue date, and that each subsequent periodic payment is received by the planned date.

The current per policy expense charge is $6.00 per month. The maximum per policy expense charge is $7.00 per month. The current premium expense charge is 4.75% for Policy years 1-20 and 2.75% thereafter. The maximum premium expense charge is 5.50%. The premium tax charge will vary by state. On a current basis it will be equal to the state premium tax rate plus .55% for the federal DAC (Deferred Acquisition Cost) tax. The maximum tax charge is guaranteed to be no greater than 3.50%. The Account Values, Net Cash Surrender Values and Death Benefits shown in this illustration reflect the deduction of these charges. The Net Cash Surrender Values also reflect deduction of applicable surrender charges.

Current interest credited on the Fixed Account is 5.00%.

Guaranteed interest credited on the Fixed Account is 3%.

This illustration does include the Term No Lapse Guarantee. The Term No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

This illustration does include the Lifetime No Lapse Guarantee. The Lifetime No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

If premiums are paid as illustrated this Policy is not a modified endowment contract.

This is an illustration and not a contract or offer of insurance. Although the information in this illustration is based on certain tax and legal assumptions, it is not intended to be tax or legal advice. Such advice should be obtained from a professional tax or legal adviser.

                Columbus Life Insurance Company--Illustration #2

-------------------------------------------------------------------------------------------------------------
Designed for John Doe                                                           $100,000.00 Specified Amount
Male Issue Age 55                                                                    Death Benefit Option: 1
-------------------------------------------------------------------------------------------------------------
Standard - TNU                                                                      $2,280.00 Annual Premium
-------------------------------------------------------------------------------------------------------------


Flexible Premium Variable      The Policy is a flexible premium, variable universal life policy.  The
Universal Life Insurance       Policy is called "flexible premium" because you can change the amount and frequency of your premium payments, within certain limits. The Policy is called "variable" life insurance because your Cash Surrender Value and your
                               Death Benefit may vary with the performance of the Sub-Accounts.

Underwriting Class:            The cost of insurance for this illustration is based on the assumption the
Male Standard-TNU              Policy is issued with the underwriting class listed at the left. Actual cost of insurance will depend on the outcome of the underwriting process and may vary from what is shown on the illustration.

Death Benefit Option           You may select from two options. Option 1 provides an initial Death Benefit equal to the Specified Amount. Option 2 provides an initial Death Benefit equal to the Specified Amount plus the Account Value.

Initial Specified Amount       The Specified Amount assumed at issue is shown on the left. The actual
$100,000                       amount payable at death will depend on the Death Benefit Option and may be decreased by loans or withdrawals, or increased by additional insurance benefits. The insurance contract will specify how to determine the benefit.
                               The Death Benefits are illustrated as of the end of each Policy year.

Initial Planned Premium        The planned premiums, including lump-sum premiums, are shown in the yearly
Outlay $2,280.00 Annual        detail of this illustration (Mode A). Values will be different if premiums are paid with a different frequency or in different amounts. This illustration assumes that 100% of the premiums are allocated to the
                               Sub-Accounts.

Minimum Annual Premium for     By paying the Lifetime No-Lapse Guarantee premium, you are receiving a
Lifetime Guarantee $3,344.08   Benefit that will keep the Policy in force for the lifetime of the Insured even if your Policy Net Cash Surrender Value is less than the next Monthly
                               Deduction and Monthly Expense Charge, and regardless of investment performance.

Minimum Annual Premium for     By paying the Term No-Lapse Guarantee premium, you are receiving a Benefit
Term Guarantee $1,561.32       that will keep the Policy in force for ten years even if your Policy Net
                               Cash Surrender Value is less than the next Monthly Deduction and Monthly
                               Expense Charge, and regardless of investment performance.  At least 1/12 of this minimum premium must be paid in order for the Policy to take effect.

Non-Guaranteed Elements of     The cost of insurance and the Policy charges are guaranteed to be no higher
the Policy                     than the maximums stated in the Policy and Prospectus. The current cost of insurance and current Policy charges are not guaranteed. The Account Value will depend on the allocation to and performance of the various Sub-Accounts as well as the non-guaranteed elements of the Policy. No minimum Account
                               Value is guaranteed for amounts allocated to the Sub-Accounts. Current premium taxes are based on Ohio rates.

                Columbus Life Insurance Company--Illustration #2

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Summary Page
John Doe                                                                  Current Charges
Male Age: 55      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                   $0                                            Initial Premium:
                                                                          $2,280.00

                                  Summary Page
                            Assuming Current Charges
                Assuming Hypothetical Gross Investment Return of:


                                                       0.00%                       5.00%                       10.00%
                                                               Net Cash                    Net Cash                    Net Cash
                      Premium      Premiums       Account     Surrender       Account     Surrender       Account     Surrender
           Year        Outlay         at 5%         Value         Value         Value         Value         Value         Value
--------------------------------------------------------------------------------------------------------------------------------
              1         2,280         2,394         1,506             0         1,595             0         1,685             0
              2         2,280         4,908         2,948           818         3,203         1,073         3,467         1,337
              3         2,280         7,547         4,316         2,186         4,812         2,682         5,344         3,214
              4         2,280        10,318         5,602         3,472         6,415         4,285         7,316         5,186
              5         2,280        13,228         6,796         4,666         8,001         5,871         9,383         7,253
              6         2,280        16,284         7,892         5,762         9,563         7,433        11,546         9,416
              7         2,280        19,492         8,881         6,751        11,090         8,960        13,806        11,676
              8         2,280        22,861         9,756         7,626        12,575        10,445        16,168        14,038
              9         2,280        26,398        10,509         8,379        14,009        11,879        18,636        16,506
             10         2,280        30,111        11,132         9,002        15,382        13,252        21,218        19,088
             15         2,280        51,659        11,764        11,764        20,802        20,802        36,026        36,026
             20         2,280        79,160         6,477         6,477        22,033        22,033        55,573        55,573
             25         2,280       114,259           0##           0##        15,198        15,198        88,546        88,546
             30         2,280       159,055                                       0##           0##       144,708       144,708
             35         2,280       216,227                                                               225,860       225,860
             40         2,280       289,195                                                               347,046       347,046
             45         2,280       382,322                                                               539,282       539,282
         Age 70         2,280        51,659        11,764        11,764        20,802        20,802        36,026        36,026


##Additional premium is required to keep this Policy in-force.

The current cost of insurance rates and charges are subject to change. Account values will vary from those illustrated if actual rates differ from those assumed.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company--Illustration #2

---------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Summary Page
John Doe                                                                  Maximum Charges
Male Age: 55      Standard - TNU                                          Flexible Premium Variable Universal Life
---------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                    $0                                           Initial Premium:
                                                                          $2,280.00

                                  Summary Page
                            Assuming Maximum Charges
                Assuming Hypothetical Gross Investment Return of:


                                                       0.00%                       5.00%                       10.00%
                                                               Net Cash                    Net Cash                    Net Cash
                      Premium      Premiums       Account     Surrender       Account     Surrender       Account     Surrender
           Year        Outlay         at 5%         Value         Value         Value         Value         Value         Value
--------------------------------------------------------------------------------------------------------------------------------
              1         2,280         2,394         1,149             0         1,227             0         1,306             0
              2         2,280         4,908         2,205             0         2,420             0         2,643             0
              3         2,280         7,547         3,170             0         3,577             0         4,015           105
              4         2,280        10,318         4,026           115         4,678           768         5,406         1,496
              5         2,280        13,228         4,773           863         5,722         1,812         6,819         2,909
              6         2,280        16,284         5,392         1,482         6,686         2,776         8,236         4,326
              7         2,280        19,492         5,886         1,976         7,569         3,659         9,663         5,753
              8         2,280        22,861         6,222         2,312         8,337         4,427        11,071         7,161
              9         2,280        26,398         6,392         2,482         8,976         5,066        12,452         8,542
             10         2,280        30,111         6,374         2,464         9,459         5,549        13,786         9,876
             15         2,280        51,659         2,737         2,737         8,592         8,592        19,116        19,116
             20         2,280        79,160           0##           0##           0##           0##        18,483        18,483
             25         2,280       106,712                                                                   0##           0##
             30         2,280       136,194
             35         2,280       173,822
             40         2,280       221,846
             45         2,280       283,138
         Age 70         2,280        51,659         2,737         2,737         8,592         8,592        19,116        19,116


##Additional premium is required to keep this Policy in-force.

Maximum cost of insurance rates and charges have been used to calculate the above values. These maximums are shown in the Policy and Prospectus.

The hypothetical gross rates of return are illustrative only and do not represent past or future investment results. Actual investment results may be more or less than those shown and will depend on investment allocations and the investment experience of the Sub-Accounts. No representation is being made that these hypothetical returns can be achieved over any time period. No minimum Account Value is guaranteed for amounts allocated to the Sub-Accounts.

If actual variable account earnings over an extended period average out to one of the hypothetical gross investment returns shown here, and if all other assumptions continue unchanged, it does not mean the Policy will perform exactly as in these illustrations. This is because actual earnings will likely be sometimes higher and sometimes lower than the average, which will not give the same accumulated result as a constant rate every year.

                Columbus Life Insurance Company--Illustration #2

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Policy Illustration
John Doe
Male Age: 55      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                   $0                                            Initial Premium:
                                                                          $2,280.00


                                                                    Values Projected at 10%
                                                       8.06% Net                                 7.96% Net
                                       -----------------------------------------------------------------------------------
                                                    Current Charges                           Maximum Charges
                                       -----------------------------------------------------------------------------------
           End                                            Net Cash                                  Net Cash
           of        Premium                Account      Surrender         Death      Account      Surrender        Death
  Age      Yr         Outlay   Mode           Value          Value       Benefit        Value          Value      Benefit
--------------------------------------------------------------------------------------------------------------------------
  56       1           2,280     A            1,685              0       100,000        1,306              0      100,000
  57       2           2,280     A            3,467          1,337       100,000        2,643              0      100,000
  58       3           2,280     A            5,344          3,214       100,000        4,015            105      100,000
  59       4           2,280     A            7,316          5,186       100,000        5,406          1,496      100,000
  60       5           2,280     A            9,383          7,253       100,000        6,819          2,909      100,000
  61       6           2,280     A           11,546          9,416       100,000        8,236          4,326      100,000
  62       7           2,280     A           13,806         11,676       100,000        9,663          5,753      100,000
  63       8           2,280     A           16,168         14,038       100,000       11,071          7,161      100,000
  64       9           2,280     A           18,636         16,506       100,000       12,452          8,542      100,000
  65      10           2,280     A           21,218         19,088       100,000       13,786          9,876      100,000
  66      11           2,280     A           23,912         22,315       100,000       15,054         12,121      100,000
  67      12           2,280     A           26,731         25,666       100,000       16,244         14,289      100,000
  68      13           2,280     A           29,678         29,146       100,000       17,333         16,356      100,000
  69      14           2,280     A           32,772         32,772       100,000       18,306         18,306      100,000
  70      15           2,280     A           36,026         36,026       100,000       19,116         19,116      100,000
  71      16           2,280     A           39,458         39,458       100,000       19,717         19,717      100,000
  72      17           2,280     A           43,090         43,090       100,000       20,050         20,050      100,000
  73      18           2,280     A           46,963         46,963       100,000       20,024         20,024      100,000
  74      19           2,280     A           51,109         51,109       100,000       19,541         19,541      100,000
  75      20           2,280     A           55,573         55,573       100,000       18,483         18,483      100,000
  76      21           2,280     A           60,813         60,813       100,000       16,712         16,712      100,000
  77      22           2,280     A           66,593         66,593       100,000       14,053         14,053      100,000
  78      23           2,280     A           73,034         73,034       100,000       10,304         10,304      100,000
  79      24           2,280     A           80,285         80,285       100,000        5,177          5,177      100,000
  80      25           2,280     A           88,546         88,546       100,000            0              0            0
  81      26           2,280     A           98,045         98,045       102,947
  82      27           2,280     A          108,426        108,426       113,848
  83      28           2,280     A          119,627        119,627       125,608
  84      29           2,280     A          131,702        131,702       138,287
  85      30           2,280     A          144,708        144,708       151,944
  86      31           2,280     A          158,706        158,706       166,641
  87      32           2,280     A          173,756        173,756       182,444
  88      33           2,280     A          189,922        189,922       199,418
  89      34           2,280     A          207,268        207,268       217,631
  90      35           2,280     A          225,860        225,860       237,153

                                                                    Values Projected at 10%
                                                       8.06% Net                                 7.96% Net
                                       -----------------------------------------------------------------------------------
                                                    Current Charges                           Maximum Charges
                                       -----------------------------------------------------------------------------------
           End                                            Net Cash                                  Net Cash
           of        Premium                Account      Surrender         Death      Account      Surrender        Death
  Age      Yr         Outlay   Mode           Value          Value       Benefit        Value          Value      Benefit
--------------------------------------------------------------------------------------------------------------------------
  91      36           2,280     A          245,768        245,768       258,057
  92      37           2,280     A          267,539        267,539       278,241
  93      38           2,280     A          291,448        291,448       300,191
  94      39           2,280     A          317,818        317,818       324,174
  95      40           2,280     A          347,046        347,046       350,516
  96      41           2,280     A          379,385        379,385       379,385
  97      42           2,280     A          414,526        414,526       414,526
  98      43           2,280     A          452,709        452,709       452,709
  99      44           2,280     A          494,199        494,199       494,199
  100     45           2,280     A          539,282        539,282       539,282
                     -------
                     102,600


Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Policy Illustration
John Doe
Male Age: 55      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                    $0                                           Initial Premium:
                                                                          $2,280.00


                                                                     Values Projected at 5%
                                                       3.15% Net                                 3.05% Net
                                       -----------------------------------------------------------------------------------
                                                    Current Charges                           Maximum Charges
                                       -----------------------------------------------------------------------------------
           End                                            Net Cash                                  Net Cash
           of        Premium                Account      Surrender         Death      Account      Surrender        Death
  Age      Yr         Outlay   Mode           Value          Value       Benefit        Value          Value      Benefit
--------------------------------------------------------------------------------------------------------------------------
  56       1           2,280     A            1,595              0       100,000        1,227              0      100,000
  57       2           2,280     A            3,203          1,073       100,000        2,420              0      100,000
  58       3           2,280     A            4,812          2,682       100,000        3,577              0      100,000
  59       4           2,280     A            6,415          4,285       100,000        4,678            768      100,000
  60       5           2,280     A            8,001          5,871       100,000        5,722          1,812      100,000
  61       6           2,280     A            9,563          7,433       100,000        6,686          2,776      100,000
  62       7           2,280     A           11,090          8,960       100,000        7,569          3,659      100,000
  63       8           2,280     A           12,575         10,445       100,000        8,337          4,427      100,000
  64       9           2,280     A           14,009         11,879       100,000        8,976          5,066      100,000
  65      10           2,280     A           15,382         13,252       100,000        9,459          5,549      100,000
  66      11           2,280     A           16,677         15,079       100,000        9,758          6,826      100,000
  67      12           2,280     A           17,883         16,818       100,000        9,855          7,900      100,000
  68      13           2,280     A           18,982         18,449       100,000        9,716          8,739      100,000
  69      14           2,280     A           19,962         19,962       100,000        9,316          9,316      100,000
  70      15           2,280     A           20,802         20,802       100,000        8,592          8,592      100,000
  71      16           2,280     A           21,479         21,479       100,000        7,484          7,484      100,000
  72      17           2,280     A           21,968         21,968       100,000        5,911          5,911      100,000
  73      18           2,280     A           22,251         22,251       100,000        3,757          3,757      100,000
  74      19           2,280     A           22,288         22,288       100,000          893            893      100,000
  75      20           2,280     A           22,033         22,033       100,000            0              0            0
  76      21           2,280     A           21,615         21,615       100,000
  77      22           2,280     A           20,805         20,805       100,000
  78      23           2,280     A           19,531         19,531       100,000
  79      24           2,280     A           17,697         17,697       100,000
  80      25           2,280     A           15,198         15,198       100,000
  81      26           2,280     A           11,889         11,889       100,000
  82      27           2,280     A            7,594          7,594       100,000
  83      28           2,280     A            2,099          2,099       100,000
  84      29           2,280     A                0              0             0
                     -------
                      66,120


Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Policy Illustration
John Doe
Male Age: 55      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                   $0                                            Initial Premium:
                                                                          $2,280.00


                                                                     Values Projected at 0%
                                                      -1.76% Net                                -1.86% Net
                                       -----------------------------------------------------------------------------------
                                                    Current Charges                           Maximum Charges
                                       -----------------------------------------------------------------------------------
           End                                            Net Cash                                  Net Cash
           of        Premium                Account      Surrender         Death      Account      Surrender        Death
  Age      Yr         Outlay   Mode           Value          Value       Benefit        Value          Value      Benefit
--------------------------------------------------------------------------------------------------------------------------
  56       1           2,280     A            1,506              0       100,000        1,149              0      100,000
  57       2           2,280     A            2,948            818       100,000        2,205              0      100,000
  58       3           2,280     A            4,316          2,186       100,000        3,170              0      100,000
  59       4           2,280     A            5,602          3,472       100,000        4,026            115      100,000
  60       5           2,280     A            6,796          4,666       100,000        4,773            863      100,000
  61       6           2,280     A            7,892          5,762       100,000        5,392          1,482      100,000
  62       7           2,280     A            8,881          6,751       100,000        5,886          1,976      100,000
  63       8           2,280     A            9,756          7,626       100,000        6,222          2,312      100,000
  64       9           2,280     A           10,509          8,379       100,000        6,392          2,482      100,000
  65      10           2,280     A           11,132          9,002       100,000        6,374          2,464      100,000
  66      11           2,280     A           11,606         10,008       100,000        6,146          3,213      100,000
  67      12           2,280     A           11,923         10,858       100,000        5,694          3,739      100,000
  68      13           2,280     A           12,064         11,531       100,000        4,993          4,016      100,000
  69      14           2,280     A           12,018         12,018       100,000        4,026          4,026      100,000
  70      15           2,280     A           11,764         11,764       100,000        2,737          2,737      100,000
  71      16           2,280     A           11,278         11,278       100,000        1,080          1,080      100,000
  72      17           2,280     A           10,535         10,535       100,000            0              0            0
  73      18           2,280     A            9,516          9,516       100,000
  74      19           2,280     A            8,179          8,179       100,000
  75      20           2,280     A            6,477          6,477       100,000
  76      21           2,280     A            4,435          4,435       100,000
  77      22           2,280     A            1,901          1,901       100,000
  78      23           2,280     A                0              0             0

                     -------
                      52,440


Net investment returns are calculated as the hypothetical gross investment return less all asset-based charges shown in the Prospectus. Account Values, Net Cash Surrender Values and Death Benefits reflect these net investment returns as well as all other applicable types of insurance costs, deductions and charges shown in the Prospectus. This illustration does not project performance of any Fund selected.

                Columbus Life Insurance Company--Illustration #2

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                            Premium Information
John Doe
Male Age: 55      Standard - TNU                                         Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit: $100,000.00                                       Death Benefit Option:               1
Lump Sum:                  $0                                            Initial Premium:
                                                                         $2,280.00

Premium Information

Term No Lapse         $1,561.32          Guideline           $3,520.08          Seven Pay Premium   $7,440.98
Guarantee Premium                        Level
                                         Premium

Lifetime No Lapse     $3,344.08          Guideline           $36,648.25
Guarantee                                Single
Premium                                  Premium

If the Policy is in force on the Policy anniversary when the Insured is age 100, the Death Benefit will continue and the Death Benefit Option will be Option 2. If the Death Benefit Option was previously Option 1, the Specified Amount will not be automatically decreased by the Account Value unless the Insured's issue age was greater than 75. Any riders will terminate. The variable Account Value and any Loan Account value will be transferred to the Fixed Account, which will thereafter earn the then-current interest rate. The Fixed Account will be reduced by the amount of any indebtedness and no further loans will be permitted. No further premiums may be paid and no costs or charges will be deducted. The Policy will continue beyond the Insured's age 100 in this manner until the Insured's death. However, the owner may discontinue this Extended Maturity Benefit at any time by surrendering the Policy.

                Columbus Life Insurance Company--Illustration #2

----------------------------------------------------------------------------------------------------------------------
Designed for:                                                             Important Notes
John Doe
Male Age: 55      Standard - TNU                                          Flexible Premium Variable Universal Life
----------------------------------------------------------------------------------------------------------------------
Initial Death Benefit:  $100,000.00                                       Death Benefit Option:               1
Lump Sum:                   $0                                            Initial Premium:
                                                                          $2,280.00

Important Notes

Current and maximum values assume that premiums are paid as indicated, that the first payment is received by the Policy issue date, and that each subsequent periodic payment is received by the planned date.

The current per policy expense charge is $6.00 per month. The maximum per policy expense charge is $7.00 per month. The current premium expense charge is 4.75% for Policy years 1-20 and 2.75% thereafter. The maximum premium expense charge is 5.50%. The premium tax charge will vary by state. On a current basis it will be equal to the state premium tax rate plus .55% for the federal DAC (Deferred Acquisition Cost) tax. The maximum tax charge is guaranteed to be no greater than 3.50%. The Account Values, Net Cash Surrender Values and Death Benefits shown in this illustration reflect the deduction of these charges. The Net Cash Surrender Values also reflect deduction of applicable surrender charges.

Current interest credited on the Fixed Account is 5.00%.

Guaranteed interest credited on the Fixed Account is 3%.

This illustration does include the Term No Lapse Guarantee. The Term No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

This illustration does include the Lifetime No Lapse Guarantee. The Lifetime No Lapse Guarantee is available only if the required premium is paid. If the required premium is not paid the benefit is terminated.

If premiums are paid as illustrated this Policy is not a modified endowment contract.

This is an illustration and not a contract or offer of insurance. Although the information in this illustration is based on certain tax and legal assumptions, it is not intended to be tax or legal advice. Such advice should be obtained from a professional tax or legal adviser.

            SUPPLEMENT B - TABLE OF APPLICABLE DEATH BENEFIT FACTORS

                                             Insured's Age
 Insured's Age Last     Applicable Death       Last Policy        Applicable Death    Insured's Age Last     Applicable Death
 Policy Anniversary      Benefit Factor        Anniversary         Benefit Factor     Policy Anniversary      Benefit Factor
---------------------  -------------------  -------------------  ------------------  ---------------------  -------------------
    1 through 40              2.50                  54                  1.57                  68                   1.17
         41                   2.43                  55                  1.50                  69                   1.16
         42                   2.36                  56                  1.46                  70                   1.15
         43                   2.29                  57                  1.42                  71                   1.13
         44                   2.22                  58                  1.38                  72                   1.11
         45                   2.15                  59                  1.34                  73                   1.09
         46                   2.09                  60                  1.30                  74                   1.07
         47                   2.03                  61                  1.28             75 through 90             1.05
         48                   1.97                  62                  1.26                  91                   1.04
         49                   1.91                  63                  1.24                  92                   1.03
         50                   1.85                  64                  1.22                  93                   1.02
         51                   1.78                  65                  1.20                  94                   1.01
         52                   1.71                  66                  1.19             95 or higher              1.00
         53                   1.64                  67                  1.18

                SUPPLEMENT C - TABLE OF COST OF INSURANCE CHARGES

The Guaranteed Maximum Monthly Cost of Insurance Charges per $1,000 of Specified Amount for an Insured in the standard or preferred underwriting class are listed in the table below (Based on 1980 CSO Mortality Table, Age Last Birthday). For any insured in a special or substandard rate class, the rate above must be multiplied by the appropriate rating factor, as shown in an amendment added to the policy.

---------------------------------------------       ------------------------------------------------------------------------
               Juvenile Ages                                                      Adult Ages
---------------------------------------------       ------------------------------------------------------------------------
                                                                     Male           Male        Female         Female
    Attained                                          Attained      Tobacco       Tobacco       Tobacco        Tobacco
      Age            Male          Female               Age        Abstainer*      User**      Abstainer*       User**
      ---            ----          ------               ---        ----------      ------      ----------       ------
       0             0.09           0.07                 20           0.14           0.19          0.08           0.10
       1             0.09           0.07                 21           0.14           0.19          0.09           0.10
       2             0.08           0.07                 22           0.14           0.19          0.09           0.10
       3             0.08           0.07                 23           0.13           0.19          0.09           0.10
       4             0.08           0.06                 24           0.13           0.18          0.09           0.11
       5             0.07           0.06                 25           0.13           0.18          0.09           0.11
       6             0.07           0.06                 26           0.12           0.17          0.09           0.11
       7             0.07           0.06                 27           0.12           0.17          0.10           0.12
       8             0.06           0.06                 28           0.12           0.17          0.10           0.12
       9             0.06           0.06                 29           0.12           0.17          0.10           0.13
      10             0.06           0.06                 30           0.12           0.18          0.10           0.13
      11             0.07           0.06                 31           0.12           0.18          0.11           0.14
      12             0.08           0.06                 32           0.13           0.19          0.11           0.14
      13             0.09           0.06                 33           0.13           0.20          0.12           0.15
      14             0.10           0.07                 34           0.14           0.21          0.12           0.16
      15             0.12           0.07                 35           0.14           0.23          0.13           0.17
      16             0.13           0.08                 36           0.15           0.24          0.13           0.18
      17             0.14           0.08                 37           0.16           0.26          0.14           0.20
      18             0.15           0.08                 38           0.17           0.29          0.16           0.22
      19             0.16           0.09                 39           0.18           0.31          0.17           0.24
---------------------------------------------            40           0.20           0.35          0.18           0.26
                                                         41           0.21           0.38          0.20           0.29
                                                         42           0.23           0.42          0.21           0.32
                                                         43           0.25           0.46          0.23           0.34
                                                         44           0.27           0.50          0.24           0.37
                                                         45           0.29           0.55          0.26           0.40
                                                         46           0.31           0.60          0.28           0.43
                                                         47           0.34           0.65          0.29           0.46
                                                         48           0.36           0.71          0.31           0.49
                                                         49           0.39           0.77          0.34           0.53
                                                         50           0.43           0.84          0.36           0.57
                                                         51           0.47           0.92          0.39           0.61
                                                         52           0.51           1.00          0.42           0.65
                                                         53           0.57           1.11          0.46           0.71
                                                         54           0.62           1.22          0.49           0.76
---------------------------------------------       ------------------------------------------------------------------------

* Abstainer generally means the Insured does not use tobacco products.

** User generally means the Insured uses tobacco products.

--------------------------------------------------------------------------
                               Adult Ages
--------------------------------------------------------------------------
                 Male Tobacco       Male         Female        Female
   Attained        Abstainer*     Tobacco       Tobacco       Tobacco
      Age                          User**      Abstainer*       User**
   --------      ------------     -------      ----------     --------
      55             0.69           1.33          0.53           0.81
      56             0.76           1.46          0.57           0.87
      57             0.83           1.59          0.61           0.92
      58             0.92           1.73          0.65           0.97
      59             1.01           1.88          0.69           1.02
      60             1.12           2.04          0.74           1.09
      61             1.23           2.23          0.80           1.16
      62             1.37           2.45          0.88           1.27
      63             1.52           2.68          0.97           1.39
      64             1.69           2.95          1.08           1.53
      65             1.88           3.22          1.20           1.68
      66             2.08           3.52          1.32           1.83
      67             2.30           3.82          1.44           1.97
      68             2.53           4.14          1.57           2.12
      69             2.80           4.49          1.71           2.28
      70             3.10           4.88          1.88           2.47
      71             3.44           5.31          2.08           2.71
      72             3.84           5.81          2.33           3.01
      73             4.29           6.37          2.64           3.36
      74             4.79           6.98          2.98           3.77
      75             5.33           7.64          3.38           4.21
      76             5.91           8.32          3.80           4.69
      77             6.51           9.01          4.26           5.19
      78             7.15           9.71          4.76           5.73
      79             7.85          10.45          5.32           6.31
      80             8.62          11.26          5.96           6.97
      81             9.50          12.15          6.70           7.73
      82             10.50         13.16          7.56           8.60
      83             11.63         14.26          8.55           9.61
      84             12.86         15.43          9.65          10.73
      85             14.18         16.62          10.86         11.93
      86             15.57         17.80          12.17         13.21
      87             17.00         19.04          13.59         14.57
      88             18.49         20.35          15.13         16.01
      89             20.04         21.67          16.79         17.53
      90             21.69         23.03          18.61         19.26
      91             23.49         24.47          20.64         21.16
      92             25.50         26.17          22.97         23.32
      93             27.96         28.41          25.80         25.94
      94             31.38         31.56          29.59         29.59
      95             36.80         36.80          35.37         35.37
      96             46.59         46.59          45.53         45.53
      97             67.04         67.04          66.32         66.32
      98            120.67         120.67        120.23         120.23
      99            120.67         120.67        120.23         120.23
--------------------------------------------------------------------------

* Abstainer generally means the Insured does not use tobacco products.

** User generally means the Insured uses tobacco products.

                    SUPPLEMENT D - TABLE OF SURRENDER CHARGES

The Maximum Surrender Charges per $1,000 of decrease in Specified Amount (except for decreases caused by a change of death benefit options) for Policy Years 1-10 are listed in the table below. Surrender Charges decrease linearly to zero between the end of year 10 and the end of year 14.

---------------------------------------------       ------------------------------------------------------------------------
               Juvenile Ages                                                      Adult Ages
---------------------------------------------       ------------------------------------------------------------------------
                                                                      Male        Female         Female
     Issue                                             Issue      Male Tobacco    Tobacco        Tobacco        Tobacco
      Age            Male          Female               Age        Abstainer*      User**       Abstainer*       User**
      ---            ----          ------               ---                        ------       ----------       ------
       0             15.40         14.60                 20           18.80         20.70          17.80          18.70
       1             15.50         14.60                 21           19.10         21.00          18.00          19.00
       2             15.60         14.80                 22           19.30         21.30          18.30          19.30
       3             15.80         14.90                 23           19.60         21.60          18.50          19.60
       4             15.90         15.00                 24           19.80         22.00          18.80          19.90
       5             16.10         15.20                 25           20.10         22.30          19.10          20.20
       6             16.30         15.30                 26           20.40         22.70          19.30          20.50
       7             16.40         15.50                 27           20.80         23.10          19.60          20.80
       8             16.60         15.60                 28           21.10         23.50          19.90          21.20
       9             16.90         15.80                 29           21.50         24.00          20.30          21.60
      10             17.10         16.00                 30           21.80         24.40          20.60          21.90
      11             17.30         16.10                 31           22.20         24.90          20.90          22.30
      12             17.60         16.30                 32           22.60         25.40          21.30          22.80
      13             17.80         16.50                 33           23.00         26.00          21.70          23.20
      14             18.10         16.70                 34           23.50         26.60          22.10          23.70
      15             18.30         16.90                 35           24.00         27.20          22.50          24.20
      16             18.50         17.10                 36           24.40         27.80          22.90          24.70
      17             18.80         17.40                 37           24.90         28.50          23.40          25.20
      18             19.00         17.60                 38           25.50         29.20          23.80          25.70
      19             19.30         17.80                 39           26.00         29.90          24.30          26.30
---------------------------------------------            40           26.60         30.60          24.80          26.90
                                                         41           27.20         31.40          25.30          27.50
                                                         42           27.80         32.20          25.80          28.10
                                                         43           28.40         33.10          26.40          28.80
                                                         44           29.10         34.00          27.00          29.40
                                                         45           29.80         34.90          27.60          30.10
                                                         46           30.60         35.90          28.20          30.80
                                                         47           31.30         36.90          28.80          31.60
                                                         48           32.10         38.00          29.50          32.30
                                                         49           33.00         39.10          30.20          33.10
                                                         50           33.90         40.30          30.90          33.90
                                                         51           34.80         41.60          31.70          34.80
                                                         52           35.80         42.90          32.40          35.70
                                                         53           36.80         44.30          33.20          36.50
                                                         54           37.90         44.90          34.10          37.50
---------------------------------------------       ------------------------------------------------------------------------

*     Abstainer generally means the Insured does not use tobacco products.

**    User generally means the Insured uses tobacco products.

--------------------------------------------------------------------------
                               Adult Ages
--------------------------------------------------------------------------
                                    Male         Female         Female
     Issue       Male Tobacco     Tobacco       Tobacco        Tobacco
      Age         Abstainer*       User**      Abstainer*       User**
      ---         ----------       ------      ----------       ------
      55             39.10         44.60          34.90         38.40
      56             40.30         44.20          35.80         39.40
      57             41.60         43.90          36.80         40.50
      58             42.90         43.60          37.80         41.60
      59             43.50         43.30          38.90         42.80
      60             43.00         42.90          40.00         44.00
      61             42.60         42.60          41.20         44.00
      62             42.10         42.30          42.50         43.50
      63             41.60         42.00          42.80         42.90
      64             41.20         41.60          42.20         42.30
      65             40.80         41.30          41.60         41.80
      66             40.30         41.10          41.00         41.20
      67             40.00         40.90          40.40         40.70
      68             39.60         40.70          39.80         40.20
      69             39.30         40.50          39.30         39.70
      70             38.90         40.40          38.70         39.20
      71             38.60         40.30          38.10         38.70
      72             38.30         40.20          37.60         38.30
      73             38.00         40.00          37.10         37.80
      74             37.70         39.90          36.50         37.40
      75             37.40         39.90          36.00         37.00
      76             37.10         39.80          35.60         36.60
      77             36.90         39.80          35.10         36.20
      78             36.80         39.70          34.70         35.90
      79             36.60         39.60          34.30         35.60
      80             36.50         39.50          34.00         35.20
      81             36.30         39.30          33.50         34.80
      82             35.90         38.90          33.00         34.30
      83             35.30         38.10          32.30         33.50
      84             34.40         36.90          31.40         32.50
      85             32.90         35.10          30.00         31.00

*     Abstainer generally means the Insured does not use tobacco products.

**    User generally means the Insured uses tobacco products.

                     SUPPLEMENT E - CONTINUATION PROVISIONS

Continuation Under the Term No-Lapse Guarantee Provision

To determine if your adjusted total premium payments are sufficient to maintain the Term No-Lapse Guarantee for continuation of your Policy when the Term No-Lapse Guarantee applies, we use the following procedure:

      o We determine your adjusted total premium payments (the total amount of your premium payments less the amount of any withdrawals and the amount of your Loan Account).
      o We determine if you have made any changes in your Policy that resulted in a change in the Monthly Deduction. In this discussion, we call this type of change a policy change.
      o     We determine the total required amount for this guarantee provision.
            o If you have not made any policy changes, the total required amount is 1/12th of the applicable minimum annual premium for the Term No-Lapse Guarantee multiplied by the number of months from the Policy Date to the next Monthly Anniversary Day. The minimum annual premium for the Term No-Lapse Guarantee under your Policy is shown in your Policy Schedule.
            o For example, if the minimum annual premium for the Term No-Lapse Guarantee is $1,200, your Policy Date is June 15, 2000, the next Monthly Anniversary Day is March 15, 2001, and you have not made any policy change, the required amount is $900 ($100 ($1,200 divided by 12) x 9 (number of months in the period)).
            o If you have made a policy change, we calculate a required amount for the period from the Policy Date to the date on which the policy change was effective and a required amount for the period from the date on which the policy change was effective to the next Monthly Anniversary Day. Each calculation is based on the minimum annual premium for the Term No-Lapse Guarantee applicable for the period. We then add the 2 required amounts to determine the total required amount.
            o If you have made more than one policy change, we calculate a required amount for each period. We then add the required amounts to determine the total required amount.
            o We then compare your adjusted total premium payments to the total required amount.
            o If your adjusted total premium payments are equal to or greater than the total required amount, your Policy will continue to be effective, your Term No-Lapse Guarantee will remain in effect and your Policy will not lapse.
            o If your adjusted total premium payments are less than the total required amount, a Grace Period will start.
            o We will send you notice if you are in jeopardy of losing your Term No-Lapse Guarantee. If your Term No-Lapse Guarantee is lost, it will not be reinstated.

Continuation Under the Lifetime No-Lapse Guarantee Provision

To determine if your adjusted total premium payments are sufficient for continuation when the Lifetime No-Lapse Guarantee applies, we use the procedure described above, but we base our calculation of the total required amount on the minimum annual premium for the Lifetime No-Lapse Guarantee under your Policy as shown on your Policy Schedule.

                       SUPPLEMENT F - VALUATION PROCEDURES

Sub-Accounts Accumulation Unit Value

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the NYSE on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below). Depending upon investment performance of the underlying Fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

            (a) equals: (1) the net asset value per share of the underlying Fund at the end of the current Valuation Period, plus

                        (2) the per share amount of any dividend or capital gain distribution made by the underlying Fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                        (3) a per share charge or credit for any taxes reserved, which are determined by Columbus Life to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

            (b) is the net asset value per share of the corresponding underlying Fund determined at the end of the immediately preceding Valuation Period; and

            (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual mortality and expense risk charge.

Fixed Account Value

            The value of the Fixed Account is calculated on a daily basis by the following formula:

            NP + XFT + I - XFF - WD = value of the Fixed Account where

              NP    =    the sum of all Net Premiums allocated to the Fixed
                         Account

              XFT   =    any amount transferred to the Fixed Account from a
                         Sub-Account

              I     =    interest credited by Columbus Life to the Fixed Account

              XFF   =    any amounts transferred from the Fixed Account to a
                         Sub-Account

              WD    =    any amounts withdrawn for charges or deductions, or in
                         connection with any surrenders or partial withdrawals

                                    GLOSSARY


Account Value                   The sum of the value of your investments in the Sub-Accounts, the value of your investments in the Fixed Account and the value of your Loan Account.

Accumulation Unit               A unit of measure used to calculate a Policy owner's share of a Sub-Account.

Accumulation Unit Value         The dollar value of an Accumulation Unit in a Sub-Account.

Attained Age                    We determine the Attained Age of the Insured at various times for various reasons.
                                o  At the time we issue your Policy, the Insured's Attained Age is the
                                   Insured's age on the Policy Date

                                o  After we issue your Policy, the Insured's Attained Age generally is the Insured's age on the last Policy Anniversary on or before the Monthly
                                   Anniversary Date

                                o  If you increase the Specified Amount after we issue your Policy, the Insured's Attained Age,for purposes of determining cost of insurance charges applicable to the increase, is the Insured's age on the last anniversary of the increase on or before that Monthly Anniversary Day

Beneficiary                     The person or persons you have named to receive the Death Proceeds when the
                                Insured dies.

Cash Surrender Value            The Account Value minus any Surrender Charge.

Columbus Life, we, us           Columbus Life Insurance Company.
and our

Contingent Beneficiary          The person or persons you have named to receive the Death Proceeds when no
                                Beneficiaries remain alive and the Insured dies.

Death Benefit                   The amount of the death benefit option selected.

Death Proceeds                  The amount we pay to the Beneficiary under the Policy when the Insured dies.  The amount of the Death Proceeds equals the amount of the Death
                                Benefit plus any insurance on the Insured's life that was provided by riders to your Policy.

Fixed Account                   An investment option that provides a fixed rate of interest.

Fund                            A Fund is a series of a registered management investment company.  Each
                                Sub-Account invests in a Fund that has the same investment objective as the
                                Sub-Account.

Indebtedness                    The sum of the value of your Loan Account plus accrued and unpaid interest on the loan.

Insured                         The person on whose life we provide insurance coverage under your Policy.

Loan Account                    The portion of your Account Value that is collateral for your loans.


Minimum Issue Limit             The minimum amount of insurance you must purchase and maintain. If the
                                Insured is in a standard premium class, the Minimum Issue Limit is $25,000.
                                If the Insured is in a preferred premium class, the Minimum Issue Limit is
                                $100,000.

Monthly Anniversary Day         The date each month on which we deduct the Monthly Deduction and Monthly
                                Expense Charge This is generally the same date each month as the Policy
                                Date, so long as that date is a day on which processing occurs.

Monthly Deduction               The Monthly Deduction includes the amount deducted for the cost of insurance charge plus the cost of any additional benefits provided under your Policy by rider.

Monthly Expense Charge          The Monthly Expense Charge covers the cost of administering your Policy.

Net Cash Surrender Value        Your Account Value minus any Surrender Charge and any Indebtedness.

Net Premiums                    The amount of premium payment you paid less the premium expense charge and less the tax charges.

Payee                           The person who actually receives the payment of proceeds from us under one of the Income Plans.  Depending on the circumstances, the Payee might mean you, the Beneficiary, the Contingent Beneficiary, your estate or another designated person.

Policy                          The Columbus Life Flexible Premium Variable Universal Life Policy, including the application and any amendments, any supplemental application, riders or endorsements.

Policy Anniversary              The same date each year as the Policy Date.

Policy Date                     The date from which Policy months, years and anniversaries are measured.

Policy Schedule                 The schedule that begins on page 3 of your Policy.  It contains specific information about your Policy such as the Specified Amount, your planned premium, the death benefit option you selected, required payments for guaranteed continuation of your Policy and the maximum amounts of various charges.

Policy Year                     A year that starts on the Policy Date or an anniversary of your Policy Date.

Separate Account 1              A separate account of Columbus Life Insurance Company that supports your
                                Policy.

Specified Amount                The amount of insurance coverage provided by the Policy.

Sub-Account                     A division of Separate Account 1.  Each Sub-Account invests in a Fund, which has the same investment objective as the Sub-Account.

Surrender Charge                An amount that may be deducted from your Account Value if your Specified
                                Amount decreases or if your Policy terminates for any reason.

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                         Columbus Life Insurance Company

                     Years ended December 31, 2001 and 2000
                       with Report of Independent Auditors

                         COLUMBUS LIFE INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 2001 AND 2000







                                    CONTENTS

Report of Independent Auditors.................................................1

FINANCIAL STATEMENTS

Balance Sheets - Statutory-Basis...............................................2
Statements of Income - Statutory-Basis.........................................3
Statements of Changes in Capital and Surplus - Statutory-Basis.................4
Statements of Cash Flows - Statutory-Basis ....................................5
Notes to Statutory-Basis Financial Statements..................................6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company as of December 31, 2001 and 2000, and the related statutory-basis statements of income, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Columbus Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Insurance Department.



Cincinnati, Ohio
April 4, 2002


/s/ Ernst & Young LLP

                         COLUMBUS LIFE INSURANCE COMPANY

                        BALANCE SHEETS - STATUTORY-BASIS

                                                                                        DECEMBER 31
                                                                                    2001                 2000
                                                                              -------------------------------
                                                                                       (in thousands)
ADMITTED ASSETS
Debt securities                                                               $1,479,355           $1,473,960
Preferred and common stocks                                                      202,275              218,464
Mortgage loans                                                                   157,174              152,387
Policy loans                                                                      73,571               74,798
Real estate, held for the production of income                                     1,627                3,290
Cash, cash equivalents and short-term investments                                 (6,700)              56,880
Other invested assets                                                             71,899               66,075
                                                                              ----------           ----------
Total cash and invested assets                                                 1,979,201            2,045,854

Premiums deferred and uncollected                                                  6,341                7,371
Investment income due and accrued                                                 28,199               24,667
Net deferred tax asset                                                            41,135                   --
Other admitted assets                                                             62,963               30,774
Separate account assets                                                            4,164                  957
                                                                              ----------           ----------
Total admitted assets                                                         $2,122,003           $2,109,623
                                                                              ==========           ==========

LIABILITIES AND CAPITAL AND SURPLUS

Policy reserves                                                               $1,618,654           $1,578,111
Liability for deposit-type contracts                                              47,614               47,135
Policy and contract claims in process of settlement                                4,720                5,262
Dividends payable to policyholders                                                15,636               15,339
Other liabilities                                                                 57,003               50,481
Federal income taxes payable to parent                                             3,117                3,716
Interest maintenance reserve                                                      11,672               11,832
Asset valuation reserve                                                           22,178               43,954
Separate account liabilities                                                       4,164                  957
                                                                              ----------           ----------
Total liabilities                                                              1,784,758            1,756,787

Common stock, $1 par value, authorized 10,000,000
     shares, issued and outstanding 10,000,000 shares                             10,000               10,000
Paid-in surplus                                                                   41,600               41,600
Unassigned surplus                                                               285,645              301,236
                                                                              ----------           ----------
Total capital and surplus                                                        337,245              352,836
                                                                              ----------           ----------
Total liabilities and capital and surplus                                     $2,122,003           $2,109,623
                                                                              ==========           ==========


See accompanying notes.


                         COLUMBUS LIFE INSURANCE COMPANY

                     STATEMENTS OF INCOME - STATUTORY-BASIS
                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (in thousands)
Revenue:
     Premiums                                                                  $ 159,656            $ 146,233
     Net investment income                                                       137,993              147,857
     Considerations for supplementary contracts with life contingencies              864                  519
     Other                                                                         1,955                6,348
                                                                               ---------            ---------
                                                                                 300,468              300,957

Policy benefits and expenses:
     Death benefits                                                               42,124               45,463
     Annuity benefits                                                              7,332                6,646
     Disability and accident and health benefits                                   2,339                2,280
     Surrender benefits                                                           98,211              134,560
     Other benefits                                                                5,107                4,863
     Increase in policy reserve and other policyholders' funds                    40,543                  648
     Net transfers to separate account                                             3,451                  946
     Commissions on premiums                                                      24,742               16,611
     General expenses                                                             23,812               32,528
                                                                               ---------            ---------
                                                                                 247,661              244,545
                                                                               ---------            ---------

Gain from operations before dividends to policyholders,
     federal income taxes and net realized capital gains                          52,807               56,412

Dividends to policyholders                                                        15,601               15,468
                                                                               ---------            ---------
Gain from operations before federal income taxes
     and net realized capital gains                                               37,206               40,944

Federal income taxes                                                              10,368               14,943
                                                                               ---------            ---------
Net gain from operations before net realized capital gains                        26,838               26,001

Net  realized capital (losses) gains, less federal income tax expense of $1,543 in 2001 and $4,472 in 2000 and transfers to (from) the
     interest maintenance reserve of $3,001 in 2001 and $(2,613) in 2000          (1,700)               7,569
                                                                               ---------            ---------
Net income                                                                     $  25,138            $  33,570
                                                                               =========            =========


See accompanying notes.


                         COLUMBUS LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY-BASIS
                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (in thousands)
Capital and surplus, beginning of year                                         $ 352,836            $ 330,448
     Net income                                                                   25,138               33,570
     Change in net unrealized gains (net of deferred taxes of $11,566)           (21,481)             (51,254)
     Change in deferred income tax                                                (9,887)                  --
     Change in nonadmitted assets                                                 (9,575)               3,715
     Change in asset valuation reserve                                            22,502               36,348
     Cumulative effects of changes in accounting principles                       47,709                   --
     Dividends to stockholders                                                   (70,000)                  --
     Other changes, net                                                                3                    9
                                                                               ---------            ---------
Capital and surplus, end of year                                               $ 337,245            $ 352,836
                                                                               =========            =========


See accompanying notes.



                         COLUMBUS LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS - STATUTORY-BASIS
                                                                                  YEAR ENDED DECEMBER 31
                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (in thousands)
OPERATING ACTIVITIES:
Premium and annuity considerations                                             $ 162,219            $ 150,817
Net investment income received                                                   129,914              146,047
Surrender and annuity benefits paid                                              (98,211)            (134,462)
Death and other benefits to policyholders                                        (54,731)             (56,568)
Commissions, other expenses and taxes paid                                       (53,750)             (52,064)
Net transfers to separate accounts                                                (3,451)                (946)
Dividends paid to policyholders                                                  (15,304)             (15,269)
Federal income taxes paid to parent                                              (10,957)             (33,955)
Other, net                                                                       (18,298)             (25,201)
                                                                               ---------            ---------
Net cash provided (used) by operating activities                                  37,431              (21,601)
                                                                               =========            =========

INVESTMENT ACTIVITIES:
Proceeds from investments sold, matured or repaid:
     Debt securities                                                             480,273              339,468
     Stocks                                                                       64,306              179,980
     Mortgage loans                                                               11,952               20,913
     Other invested assets                                                         6,018                7,740
                                                                               ---------            ---------
Total investment proceeds                                                        562,549              548,101
Taxes paid on capital gains                                                       (1,543)              (8,041)
                                                                               ---------            ---------
Net proceeds from investments sold, matured or repaid                            561,006              540,060

Cost of investments acquired:
     Bonds                                                                      (486,966)            (323,716)
     Stocks                                                                      (66,157)            (120,349)
     Mortgage loans                                                              (17,015)             (22,200)
     Other invested assets                                                       (21,430)             (49,478)
                                                                               ---------            ---------
Total cost of investments acquired                                              (591,568)            (515,743)

Net decrease in policy loans                                                       1,228                1,010
                                                                               ---------            ---------
Net cash (used) provided by investment activities                                (29,334)              25,327
                                                                               ---------            ---------

FINANCING ACTIVITIES:
Deposits on deposit-type contract funds and other
 liabilities without life or disability contingencies                              6,668                5,635
Dividends paid to stockholder                                                    (70,000)                  --
Withdrawals on deposit-type contract funds and other
 liabilities without life or disability contingencies                             (8,345)              (8,055)
                                                                               ---------            ---------
Net cash used by financing activities                                            (71,677)              (2,420)
                                                                               ---------            ---------
Net change in cash, cash equivalents and short-term investments                  (63,580)               1,306
Cash, cash equivalents and short-term investments:
     Beginning of year                                                            56,880               55,574
                                                                               ---------            ---------
     End of year                                                               $  (6,700)           $  56,880
                                                                               =========            =========

See accompanying notes.

                         COLUMBUS LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

                           DECEMBER 31, 2001 AND 2000

1. ORGANIZATION AND NATURE OF BUSINESS

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 46 states and the District of Columbia. Approximately 52% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

     o Certain assets are excluded from the statements of admitted assets, liabilities and capital and surplus as "non-admitted assets" (principally furniture and equipment) for statutory reporting purposes.

     o Debt securities are carried at amortized cost for statutory purposes rather than fair value.

     o Effective January 1, 2001, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

     o The accounts and operations of the Company's subsidiaries are not consolidated with accounts and operations of the Company as would be required by GAAP.

     o The costs of acquiring and renewing new business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

     o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

     o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by a NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

     o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

     o Policyholder dividends are recognized when declared rather than over the term of the related policies.

     o Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

See Note 10 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

Effective January 1, 2001, the NAIC revised the Accounting Practices and Procedures Manual in a process referred to as codification. The Department has adopted the provisions of the revised man-ual. The Company recorded, directly to surplus, a cumulative effect of the changes in accounting principles of $47,709,000. Included in the adjustment is an increase in surplus of approximately $49,648,000 related to the impact of recognizing a net admitted deferred tax asset.

Other significant accounting practices are as follows:

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity and risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001 life, annuity, accident and health premiums are recognized as revenue when due. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Prior to January 1, 2001, the related net unrealized capital gains (losses) were reported in unassigned surplus without any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Prior to January 1, 2001, real estate, other than that occupied by the Company, was reported at the lower of depreciated cost or fair value. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures and partnerships are carried at the Company's interest in the underlying GAAP equity of the joint venture or partnership. The carrying value shown in the balance sheet under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when declared.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate, and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was $3,001,000 and $(2,613,000), which is net of federal income tax expense (benefit) of $1,610,000 and $(1,407,000) in 2001 and 2000, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for permanent declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not permanent, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                   PERCENTAGE OF RESERVES
                                                                  ------------------------
                                                                  2001                 2000
                                                                  ------------------------
Life insurance:
     1941 Commissioners Standard Ordinary, 2-1/2% - 3%               3.2%                 3.4%
     1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%          22.3                 22.9
     1980 Commissioners Standard Ordinary, 4% - 5%                  43.9                 41.5
Annuities:
     Various, 2-1/2% - 7-1/2%                                       28.6                 30.1
Supplemental benefits:
     Various, 2-1/2% - 7-1/2%                                        1.2                  1.2
Other, 2% - 5-1/2%                                                   0.8                  0.9
                                                               ---------            ---------
                                                                   100.0%               100.0%
                                                               =========            =========

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interests rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating period.

As of December 31, 2001, reserves of $18,326,000 are recorded on inforce amounts of $1,548,791,000 for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

At December 31, 2001, participating policies represent approximately 15.7% ($1,613,130,000) of directly written life insurance in force, net of amounts ceded.

POLICY AND CONTRACT CLAIMS

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2001 and 2000. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency.

Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds assets related to the Company's variable universal life products. The assets of the separate account consist primarily of mutual funds, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounted for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained in the parent company under the tax sharing agreement. Any difference between the amount of tax expense or benefit under the separate return method and the amount of cash paid or received under the tax sharing agreement is treated as either a dividend or a capital contribution.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Previously reported amounts for 2000 have in some instances been reclassified to conform to the 2001 presentation.

3. DEBT AND EQUITY SECURITIES

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investment. The amortized cost and estimated fair values of debt securities at December 31, 2001 and 2000 are as follows:


                                                                              2001
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies         $      4,869      $     420      $     --   $      5,289
Debt securities issued by states of the U.S. and
   political subdivisions of the states                     9,760            375            --         10,135
Corporate securities                                    1,114,985         45,700        13,935      1,146,750
Mortgage-backed securities                                349,490         11,966           312        361,144
Foreign government securities                                 251             --             7            244
                                                  ------------------------------------------------------------
Total                                                  $1,479,355        $58,461       $14,254     $1,523,562
                                                  ============================================================

                                                                              2000
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
U.S. Treasury securities and obligations of
   U.S. government corporations and agencies           $   11,294         $  407         $  --     $   11,701
Debt securities issued by states of the U.S. and
   political subdivisions of the states                    30,802            834           170         31,466
Corporate securities                                    1,066,399         21,943        25,755      1,062,587
Mortgage-backed securities                                365,215          5,638         1,457        369,396
Foreign government securities                                 250             13            --            263
                                                  ------------------------------------------------------------
Total                                                  $1,473,960        $28,835       $27,382     $1,475,413
                                                  ============================================================

The amortized cost and estimated fair value of debt securities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                               AMORTIZED           ESTIMATED
                                                                                  COST             FAIR VALUE
                                                                              -------------------------------
                                                                                      (IN THOUSANDS)
Due in one year or less                                                       $  102,178           $  103,931
Due after one year through five years                                            368,683              387,036
Due after five years through ten years                                           357,410              364,024
Due after ten years                                                              301,594              307,426
Mortgage-backed securities                                                       349,490              361,145
                                                                              ----------           ----------
Total                                                                         $1,479,355           $1,523,562
                                                                              ==========           ==========


Proceeds from sales of investments in debt securities during 2001 and 2000 were $459,773,000 and $330,146,000, respectively. Gross gains of $6,945,000 and
$1,129,000 and gross losses of $2,119,000 and $5,149,000 were realized on those sales in 2001 and 2000, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                                              2001
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
Preferred stocks                                         $ 27,148         $  442        $  267       $ 27,332
                                                  ============================================================
Common stock                                             $106,740         22,118       $11,153       $117,705
Subsidiaries                                               52,998         12,583         8,159         57,422
                                                  ------------------------------------------------------------
Total common stock                                       $159,738        $34,701       $19,312       $175,127
                                                  ============================================================

                                                                              2000
                                                  ------------------------------------------------------------
                                                         AMORTIZED   UNREALIZED    UNREALIZED     ESTIMATED
                                                            COST        GAIN         LOSSES       FAIR VALUE
                                                  ------------------------------------------------------------
                                                                         (IN THOUSANDS)
Preferred stocks                                         $ 22,764          $  --        $  748       $ 22,016
                                                  ============================================================
Common stock                                             $106,212        $31,098       $13,046       $124,264
Subsidiaries                                               52,998         28,304         9,866         71,436
                                                  ------------------------------------------------------------
Total common stock                                       $159,210        $59,402       $22,912       $195,700
                                                  ============================================================


Proceeds from sales of investments in equity securities during 2001 and 2000 were $64,306,000 and $179,980,000, respectively. Gross gains of $13,117,000 and
$45,162,000 and gross losses of $8,539,000 and $28,937,000 were realized on these sales in 2001 and 2000, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values of mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $157,174,000 and $163,389,000, and $157,387,000 and $156,411,000 at
December 31, 2001 and 2000, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $73,571,000 and $74,798,000 at December 31, 2001 and 2000, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $1,222,378,000 and $1,123,792,000 and $1,183,136,000, and $1,091,836,000 for 2001 and 2000,
respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

5. CONCENTRATIONS OF CREDIT RISK

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $120,600,000, with an aggregate fair value of $115,295,000. Those holdings amounted to 8.1% of the Company's investments in bonds and less than 5.7% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 38.09% of such mortgages ($59,863,000) involved properties located in Florida and Ohio. Such investments consist of first mortgage liens on completed income-producing properties; the mortgage outstanding on any individual property does not exceed $5,953,000.

During 2001, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 6.90% and 7.50%. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2001, the Company held no mortgages with interest overdue beyond one year.

The Company did not reduce interest rates on any outstanding mortgages. At December 31, 2001, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 2001, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions that may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

6. RELATED PARTY TRANSACTIONS

The Company is party to a service agreement with Western and Southern for the performance of certain legal services, investment advisory and data processing functions. The Company paid $9,288,000 and $8,729,000 in 2001 and 2000, respectively, for these services.

The Company has entered into an agreement with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the Agreement are:

                                                        DECEMBER 31
                                                    2001                 2000
                                                -----------------------------
                                                      (IN THOUSANDS)

     Life and annuity reserves                  $815,289             $835,099
     Accident and health reserves                  9,888               11,403



The Company participates in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in Other Assets on the Balance Sheets, were $50,305,000 and $25,609,000 at December 31, 2001 and 2000,
respectively.

7. FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. As of December 31, 2001 and 2000, the Company had a payable to Western and Southern in the amount of $3,117,000 and $3,716,000, respectively, related to federal income taxes payable.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

The components of the net deferred tax asset at December 31, 2001 are as follows (in thousands):

     Gross deferred tax assets                                        $63,102
     Gross deferred tax liabilities                                     7,036
     Deferred tax assets non-admitted                                  14,931
     Change in deferred tax assets non-admitted                        10,193

The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, 2001 are as follows (in thousands):

     Current income tax expense:
       Operations                                                     $10,368
       Realized capital gains                                           1,543

     Change in deferred tax assets                                      1,270
     Change in deferred tax liabilities                                (2,949)
                                                                      -------
     Net change in deferred taxes                                     $(1,679)
                                                                      =======


The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Taxes and Net Realized Capital Gains. The significant differences for the year ended December 31, 2001 are as follows (in thousands):

     Expected federal income tax expense                              $13,022
     Book over tax reserves                                             2,049
     Dividend received deduction                                         (675)
     Accrued market discount                                           (1,369)
     Accrued dividends                                                 (2,063)
     Tax credits                                                         (898)
     Other                                                                302
                                                                      -------
     Total incurred income tax expense                                $10,368
                                                                      =======


8. DIVIDEND RESTRICTIONS

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or the prior year statutory net gain from operations. For 2002, the Company has $33,725,000 available for payment of dividends to Western and Southern without further approval of the regulators.

On February 26, 2001, the Company obtained state approval and paid a dividend of $70,000,000 to Western and Southern. The Company's remaining surplus was substantially in excess of amounts required to be held by regulatory agencies.

9. COMMITMENTS AND CONTINGENCIES

Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters, the Company believes its defenses are meritorious and that the eventual outcome will not have a material effect on the Company's financial position.

At December 31, 2001, the Company does not have any material lease agreements for office space or equipment.

10. REGULATORY MATTERS

A reconciliation of SAP Surplus and GAAP Surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:

                                                              2001                 2000
                                                         ------------------------------
                                                                (IN THOUSANDS)
SAP surplus                                               $337,245             $352,836
Deferred policy acquisition costs                          131,291              148,303
Policy reserves                                            (24,172)             (22,428)
Asset valuation and interest maintenance reserves           33,849               55,951
Income taxes                                               (40,236)              14,235
Net unrealized loss on available-for-sale securities        47,633               (5,369)
Other, net                                                  27,287               15,359
                                                         ---------            ---------
GAAP surplus                                              $512,897             $558,887
                                                         =========            =========

                                                              2001                 2000
                                                         ------------------------------
                                                                (IN THOUSANDS)
SAP net income                                             $25,138              $33,570
Deferred policy acquisition costs                              593               (6,796)
Policy reserves                                             (2,466)               4,576
Income taxes                                                 4,744                7,450
Interest maintenance reserve                                   122               (5,513)
Other, net                                                  (8,622)               7,773
                                                         ---------            ---------
GAAP net income                                            $19,509              $41,060
                                                         =========            =========

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2001 and 2000, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

11. ANNUITY RESERVES

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                  AMOUNT              PERCENT
                                                                               ------------------------------
                                                                                      (IN THOUSANDS)
Subject to discretionary withdrawal:
     At book value less current surrender charge of 5% or more                  $ 77,632                   15%
Subject to discretionary withdrawal (without adjustment) at book value
     with minimal or no charge or adjustment                                     418,824                   81%
Not subject to discretionary withdrawal                                           20,600                    4%
                                                                               ---------            ---------
Total annuity reserves and deposit fund liabilities before reinsurance          $517,056                100.0%
                                                                               =========            =========


The annuity reserves and deposit fund liabilities are included in "Policy reserves" in the balance sheets.

12. REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                    2001                 2000
                                                                               ------------------------------
                                                                                      (IN THOUSANDS)
Premiums                                                                         $12,132              $13,095
Benefits paid or provided                                                         10,161                5,354
Policy and contract liabilities, at year end                                       9,937                2,985

At December 31, 2001 the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The net amount of reduction to capital and surplus at December 31, 2001 if all reinsurance agreements were cancelled is $0.

In 2001 and 2000, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

13. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable universal life contracts. The assets consist of mutual funds. The assets are carried at market value.

The separate account assets do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2001 is as follows:

                                                                       NONGUARANTEED
                                                                   SEPARATE ACCOUNTS
                                                                   -----------------
                                                                      (IN THOUSANDS)
Premiums, deposits and other considerations for the year ended
     December 31, 2001                                                     $   3,652
                                                                           =========



Reserves for separate accounts as of December 31, 2001
     (all subject to discretionary withdrawal)                             $   3,206
                                                                           =========



A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                2001
                                                                        ------------
                                                                       (IN THOUSANDS)

Transfers as reported in the statements of income of the separate accounts statement:
       Transfers to separate accounts                                      $   3,652
       Transfers from separate accounts                                         (210)
                                                                           ---------
Net transfers from separate accounts                                           3,442

Reconciling Adjustments:
     Miscellaneous income                                                          9
                                                                           ---------
Net transfers as reported in the statements of income                      $   3,451
                                                                           =========


14. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2001, were as follows:

                                                                                   GROSS       NET OF LOADING
                                                                             --------------------------------
                                                                                       (IN THOUSANDS)
Ordinary new business                                                        $       169          $       131
Ordinary renewal                                                                   6,344                6,204
                                                                             -----------          -----------

Total                                                                        $     6,513          $     6,335
                                                                             ===========          ===========


                              FINANCIAL STATEMENTS

                         Columbus Life Insurance Company
                               Separate Account 1

                         Periods ended December 31, 2001
                       with report of Independent Auditors

                         COLUMBUS LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT 1

                              FINANCIAL STATEMENTS

                         Periods ended December 31, 2001





                                    CONTENTS

Report of Independent Auditors.................................................1

AUDITED FINANCIAL STATEMENTS

Statement of Assets and Liabilities............................................2
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2001.............................................4
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2000.............................................8
Statement of Operations and Changes in Net Assets for the
   Period ended December 31, 1999.............................................10
Notes to Financial Statements.................................................12

                         REPORT OF INDEPENDENT AUDITORS

Contractholders of Columbus Life Insurance Company Separate Account 1 and
Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Columbus Life Insurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT EAFE Equity Index Fund, Deutsche VIT Equity 500 Index Fund, Deutsche VIT Small Cap Index Fund, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Growth & Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Balanced Portfolio - Service Class 2, Fidelity VIP Mid Cap Portfolio - Service Class 2, Fidelity VIP Money Market Fund Portfolio - Initial Class, Janus Aspen Aggressive Growth Portfolio - Service Shares, Janus Aspen Capital Appreciation Portfolio - Service Shares, Janus Aspen Worldwide Growth Portfolio - Service Shares, Legends Harris Bretall Sullivan & Smith Equity Growth Portfolio, Legends Third Avenue Value Portfolio, Legends Gabelli Large Cap Value Portfolio, Legends Baron Small Cap Portfolio, MFS VIT Emerging Growth Series - Initial Class, MFS VIT Investors Trust Series - Initial Class, MFS VIT Capital Opportunities Series - Service Class, MFS VIT Emerging Growth Series - Service Class, MFS VIT Mid Cap Growth Series - Service Class, MFS VIT New Discovery Series - Service Class, Oppenheimer Aggressive Growth Fund/VA - Service Class, Oppenheimer Strategic Bond Fund/VA - Service Class, Oppenheimer International Growth Fund/VA - Service Class, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Equity Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund, Touchstone Money Market Fund, and Touchstone Income Opportunity Fund) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


/s/Ernst & Young LLP


Cincinnati, Ohio
March 25, 2002

               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                            AIM VARIABLE           THE ALGER AMERICAN               DEUTSCHE ASSET MANAGEMENT
                                         INSURANCE FUNDS, INC.             FUND                              VIT FUNDS
                                        (UNAFFILIATED ISSUER)      (UNAFFILIATED ISSUER)              (UNAFFILIATED ISSUER)
                                      -------------------------  --------------------------   --------------------------------------
                                                    V.I.
                                                    GOVERNMENT   SMALL                        EAFE
                                      V.I. GROWTH   SECURITIES   CAPITALIZATION GROWTH        EQUITY       EQUITY 500    SMALL CAP
                                      FUND          FUND         PORTFOLIO      PORTFOLIO     INDEX FUND   INDEX FUND    INDEX FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                      -------------------------  --------------------------   --------------------------------------
Assets
    Investments in securities
         of unaffiliated
         issuers, at fair
         value (cost
         $265,125; $17,793;
         $80,316; $241,318;
         $46,922; $945,495;
         $38,056; $63,861;
         $125,063; $192,200;
         $65,289)                     $ 164,864     $  17,696    $  56,279      $ 180,221     $  44,859    $ 896,339     $  38,221
                                      ---------     ---------    ---------      ---------     ---------    ---------     ---------
            Total Invested Assets       164,864        17,696       56,279        180,221        44,859      896,339        38,221

Other Assets (Liabilities)                   (4)            1           (2)           (14)          (34)         (61)           --
                                      ---------     ---------    ---------      ---------     ---------    ---------     ---------
Net Assets                            $ 164,860     $  17,697    $  56,277      $ 180,207     $  44,825    $ 896,278     $  38,221
                                      =========     =========    =========      =========     =========    =========     =========


                                                        FIDELITY VARIABLE INSURANCE
                                                              PRODUCTS FUNDS
                                                           (UNAFFILIATED ISSUER)
                                      ---------------------------------------------------------------------
                                      EQUITY -                            GROWTH &
                                      INCOME             CONTRAFUND       INCOME            GROWTH
                                      PORTFOLIO          PORTFOLIO -      PORTFOLIO         PORTFOLIO
                                      SERVICE CLASS 2    SERVICE CLASS 2  SERVICE CLASS 2   SERVICE CLASS 2
                                      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                      ---------------------------------------------------------------------
Assets
    Investments in securities
         of unaffiliated
         issuers, at fair
         value (cost
         $265,125; $17,793;
         $80,316; $241,318;
         $46,922; $945,495;
         $38,056; $63,861;
         $125,063; $192,200;
         $65,289)                     $  63,957          $ 124,402        $ 193,144         $  63,684

            Total Invested Assets        63,957            124,402          193,144            63,684

Other Assets (Liabilities)                   --                 (2)               1                (3)
                                      ---------          ---------        ---------         ---------

Net Assets                            $  63,957          $ 124,400        $ 193,145         $  63,681
                                      =========          =========        =========         =========

                                               FIDELITY VARIABLE INSURANCE
                                                      PRODUCTS FUNDS                            JANUS ASPEN SERIES
                                                  (UNAFFILIATED ISSUER)                        (UNAFFILIATED ISSUER)
                                    ------------------------------------------------------- ----------------------------------------
                                    ASSET                                      MONEY MARKET AGGRESSIVE    CAPITAL        WORLDWIDE
                                    MANAGER        BALANCED      MID CAP       FUND         GROWTH        APPRECIATION   GROWTH
                                    PORTFOLIO -    PORTFOLIO -   PORTFOLIO -   PORTFOLIO -  PORTFOLIO -   PORTFOLIO -    PORTFOLIO -
                                    SERVICE        SERVICE       SERVICE       INITIAL      SERVICE       SERVICE        SERVICE
                                    CLASS 2        CLASS 2       CLASS 2       CLASS        SHARES        SHARES         SHARES
                                    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                    ------------------------------------------------------- ----------------------------------------
Assets
    Investments in securities
         of unaffiliated
         issuers, at fair
         value (cost $1,409;
         $85,661; $109,900;
         $25,668; $2,763;
         $120,923; $69,004;         $   1,535      $  86,578     $ 113,561     $  25,668    $   2,715     $ 119,020      $  68,993
    Investments in securities
         of affiliated
         issuers, at fair
         value (cost $80;
         $192,587; $95,258;
         $20,817)
                                        1,535         86,578       113,561        25,668        2,715       119,020         68,993
                                    ---------      ---------     ---------     ---------    ---------     ---------      ---------

Other Assets (Liabilities)                 --             (1)          (10)           --           (6)          (16)           (13)
                                    ---------      ---------     ---------     ---------    ---------     ---------      ---------

Net Assets                          $   1,535      $  86,577     $ 113,551     $  25,668    $   2,709     $ 119,004      $  68,980
                                    =========      =========     =========     =========    =========     =========      =========


                                                                              THE LEGENDS FUND, INC.
                                                                                (AFFILIATED ISSUER)
                                                     -------------------------------------------------------------------
                                                     HARRIS BRETALL
                                                     SULLIVAN &           THIRD AVENUE     GABELLI LARGE     BARON SMALL
                                                     SMITH EQUITY         VALUE            CAP VALUE         CAP
                                                     GROWTH PORTFOLIO     PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                     SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     -------------------------------------------------------------------
Assets
    Investments in securities
         of unaffiliated issuers,
         at fair value (cost
         $1,409; $85,661; $109,900;
         $25,668; $2,763; $120,923;
         $69,004;
    Investments in securities
         of affiliated
         issuers, at fair
         value (cost $80;
         $192,587; $95,258;
         $20,817)                                    $      92            $ 192,980        $  84,505         $  21,759
                                                            92            $ 192,980           84,505            21,759
                                                     ---------            ---------        ---------         ---------

Other Assets (Liabilities)                                  --                    3                1                 1
                                                     ---------            ---------        ---------         ---------

Net Assets                                           $      92            $ 192,983        $  84,506         $  21,760
                                                     =========            =========        =========         =========


See accompanying notes


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


                                                                        MFS VARIABLE
                                                                      INSURANCE TRUST
                                                                    (UNAFFILIATED ISSUER)
                                    --------------------------------------------------------------------------------------------
                                    EMERGING        INVESTORS       CAPITAL         EMERGING       MID CAP         NEW
                                    GROWTH          TRUST           OPPORTUNITIES   GROWTH         GROWTH          DISCOVERY
                                    SERIES -        SERIES -        SERIES -        SERIES -       SERIES -        SERIES -
                                    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS
                                    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                    --------------------------------------------------------------------------------------------
Assets
    Investments in securities of
         unaffiliated issuers, at
         fair value (cost
         $202,169; $88,908;
         $127,713; $16,289;
         $124,346; $10,006;
         $17,418; $886,
         $86,996, $21,722)          $ 134,536       $  76,676       $  122,818      $  15,738      $ 125,054       $  10,272
                                    ---------       ---------       ---------       ---------      ---------       ---------
            Total Invested Assets     134,536          76,676          122,818         15,738        125,054          10,272

Other Assets (Liabilities)                 (2)             (2)             (1)             (2)             4              (1)
                                    ---------       ---------       ---------       ---------      ---------       ---------

Net Assets                          $ 134,534       $  76,674       $ 122,817       $  15,736      $ 125,058       $  10,271
                                    =========       =========       =========       =========      =========       =========


                                                                                                  OPPENHEIMER        PIMCO
                                                                                                  PANORAMA           VARIABLE
                                                                                                  SERIES             INSURANCE
                                                                  OPPENHEIMER VARIABLE            FUND, INC.         TRUST
                                                                     ACCOUNT FUNDS                (UNAFFILIATED      (UNAFFILIATED
                                                                 (UNAFFILIATED ISSUER)            ISSUER)            ISSUER)
                                                          ---------------------------------       -------------      -------------
                                                          AGGRESSIVE          STRATEGIC           INTERNATIONAL      LONG-TERM
                                                          GROWTH              BOND                GROWTH             U.S.
                                                          FUND/VA -           FUND/VA -           FUND/VA -          GOVERNMENT
                                                          SERVICE CLASS       SERVICE CLASS       SERVICE CLASS      BOND PORTFOLIO
                                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                          -------------       -------------       -------------      --------------
Assets
    Investments in securities of
         unaffiliated issuers, at fair value (cost
         $202,169; $88,908; $127,713; $16,289;
         $124,346; $10,006; $17,418; $886,
         $86,996, $21,722)                                $  17,326           $     909           $  81,681          $  22,089
                                                          ---------           ---------           ---------          ---------
            Total Invested Assets                            17,326                 909              81,681             22,089

Other Assets (Liabilities)                                       (1)                 (1)                 --                 (2)
                                                          ---------           ---------           ---------          ---------

Net Assets                                                $  17,325           $     908           $  81,681          $  22,087
                                                          =========           =========           =========          =========


                                                                        TOUCHSTONE VARIABLE
                                                                            SERIES TRUST
                                                                         (AFFILIATED ISSUER)
                                       ---------------------------------------------------------------------------------------------
                                       INTERNATIONAL   EMERGING                    GROWTH/                   ENHANCED
                                       EQUITY          GROWTH        SMALL CAP     VALUE        EQUITY       30          VALUE PLUS
                                       FUND            FUND          VALUE FUND    FUND         FUND         FUND        FUND
                                       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
Assets
    Investments in securities of
         affiliated issuers, at
         fair value (cost
         $101,778; $184,789;
         $42,337; $69,432; $188;
         $84,715; $109,362; $16,253;
         $13,289; $15,045; $4,593;
         $412,838; $102; $0)           $  66,722       $ 174,497     $  43,608     $  67,827    $     179    $  78,291   $ 107,557
                                       ---------       ---------     ---------     ---------    ---------    ---------   ---------
            Total Invested Assets         66,722         174,497        43,608        67,827          179       78,291     107,557
                                       ---------       ---------     ---------     ---------    ---------    ---------   ---------

Other Assets (Liabilities)                   (2)              (3)           --            --           --           (2)         (3)
                                       ---------       ---------     ---------     ---------    ---------    ---------   ---------

Net Assets                             $  66,720       $ 174,494     $  43,608     $  67,827    $     179    $  78,289   $ 107,554
                                       =========       =========     =========     =========    =========    =========   =========

                                                                       TOUCHSTONE VARIABLE
                                                                          SERIES TRUST
                                                                       (AFFILIATED ISSUER)
                                       ---------------------------------------------------------------------------------------------
                                       GROWTH &                                                STANDBY       MONEY       INCOME
                                       INCOME         BALANCED      HIGH YIELD    BOND         INCOME        MARKET      OPPORTUNITY
                                       FUND           FUND          FUND          FUND         FUND          FUND        FUND
                                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                       ---------------------------------------------------------------------------------------------
Assets
    Investments in securities of
         affiliated issuers, at
         fair value (cost
         $101,778; $184,789;
         $42,337; $69,432; $188;
         $84,715; $109,362; $16,253;
         $13,289; $15,045; $4,593;
         $412,838; $102; $0)           $  14,830      $  13,072     $  13,723     $   4,368    $ 410,948     $     102   $      --
                                       ---------      ---------     ---------     ---------    ---------     ---------   ---------
            Total Invested Assets         14,830         13,072        13,723         4,368      410,948           102          --
                                       ---------      ---------     ---------     ---------    ---------     ---------   ---------

Other Assets (Liabilities)                   (1)            (1)            --            (1)           3            (1)         --
                                       ---------      ---------     ---------     ---------    ---------     ---------   ---------

Net Assets                             $  14,829      $  13,071     $  13,723     $   4,367    $ 410,951     $     101   $      --
                                       =========      =========     =========     =========    =========     =========   =========


See accompanying notes


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001


                                                                                                             DEUTSCHE
                                                                                    ALGER                         VIT      DEUTSCHE
                                                                  AIM V. I.      AMERICAN        ALGER           EAFE           VIT
                                                      AIM V.I.   GOVERNMENT         SMALL     AMERICAN         EQUITY    EQUITY 500
                                                       GROWTH    SECURITIES CAPITALIZATION      GROWTH        INDEX *         INDEX
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                                  -----------   ----------- -------------- -----------    -----------   -----------
Income:
   Dividends and capital gains                      $     381     $     507     $      27     $  22,868     $    --       $   8,003
   Miscellaneous income (loss)                           (458)           (1)         (227)         (217)          102           694
Expenses:
   Mortality and expense risk,
       and administrative charge                        1,416            79           485         1,620           112         3,142
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                        (1,493)          427          (685)       21,031           (10)        5,555
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                 (47,110)         (311)       (7,030)      (18,994)       (2,066)      (48,333)
   Realized gain (loss) on investments                (21,526)          203       (12,913)      (27,266)          (81)       (2,841)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized gain (loss)
   on investments                                     (68,636)         (108)      (19,943)      (46,260)       (2,147)      (51,174)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
   resulting from operations                          (70,129)          319       (20,628)      (25,229)       (2,157)      (45,619)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 75,729         1,908        31,672        66,055         3,560       681,178
   Transfers between sub-accounts
       (including fixed account), net                   4,160         7,759        (5,457)      (21,651)       44,038       274,208
   Transfers for contract benefits
       and terminations                                  (849)         --            (430)         (717)         --          (2,729)
   Cost of insurance and benefits
       provided by riders                             (17,531)         (407)       (4,973)      (18,504)         (340)      (15,158)
   Contract maintenance charge                         (3,909)         (165)       (1,613)       (3,745)         (276)       (8,911)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
       from contract transactions                      57,600         9,095        19,199        21,438        46,982       928,588
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease) in net assets               (12,529)        9,414        (1,429)       (3,791)       44,825       882,969
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                     177,389         8,283        57,706       183,998          --          13,309
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $ 164,860     $  17,697     $  56,277     $ 180,207     $  44,825     $ 896,278
                                                    =========     =========     =========     =========     =========     =========

                                                                                                       FIDELITY VIP
                                                                           FIDELITY    FIDELITY VIP        GROWTH &   FIDELITY VIP
                                                           DEUTSCHE   EQUITY-INCOME      CONTRAFUND          INCOME       GROWTH
                                                                VIT      PORTFOLIO-      PORTFOLIO-      PORTFOLIO-    PORTFOLIO-
                                                          SMALL CAP         SERVICE         SERVICE         SERVICE      SERVICE
                                                            INDEX *       CLASS 2 *       CLASS 2 *       CLASS 2 *       CLASS 2 *
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
Income:
   Dividends and capital gains                            $   1,965       $    --         $    --         $    --         $    --
   Miscellaneous income (loss)                                  (82)             55           1,190             686              73
Expenses:
   Mortality and expense risk,
       and administrative charge                                 68             139             111             326             155
                                                          ---------       ---------       ---------       ---------       ---------
   Net investment income (loss)                               1,815             (84)          1,079             360             (82)
                                                          ---------       ---------       ---------       ---------       ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                           167              95            (662)            944          (1,607)
   Realized gain (loss) on investments                          (12)           (147)           (248)           (235)           (216)
                                                          ---------       ---------       ---------       ---------       ---------
Net realized and unrealized gain (loss)
   on investments                                               155             (52)           (910)            709          (1,823)
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
   resulting from operations                                  1,970            (136)            169           1,069          (1,905)
                                                          ---------       ---------       ---------       ---------       ---------
Contract owners activity:
   Payments received from
       contract owners                                        8,944          57,753         123,305         112,436          58,088
   Transfers between sub-accounts
       (including fixed account), net                        27,500           8,769           3,272          81,363          10,002
   Transfers for contract benefits
       and terminations                                        --              --              --              --              --
   Cost of insurance and benefits
       provided by riders                                      (100)         (1,510)         (1,328)           (986)         (1,369)
   Contract maintenance charge                                  (93)           (919)         (1,018)           (737)         (1,135)
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
       from contract transactions                            36,251          64,093         124,231         192,076          65,586
                                                          ---------       ---------       ---------       ---------       ---------
Total increase (decrease) in net assets                      38,221          63,957         124,400         193,145          63,681
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at beginning of period                              --              --              --              --              --
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at end of period                               $  38,221       $  63,957       $ 124,400       $ 193,145       $  63,681
                                                          =========       =========       =========       =========       =========


See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001
                                                                                           FIDELITY VIP
                                                 FIDELITY VIP  FIDELITY VIP  FIDELITY VIP  MONEY MARKET
                                                ASSET MANAGER      BALANCED      MID CAP-          FUND
                                                   PORTFOLIO-    PORTFOLIO-    PORTFOLIO-    PORTFOLIO-   JANUS ASPEN    JANUS ASPEN
                                                      SERVICE       SERVICE       SERVICE       SERVICE    AGGRESSIVE        CAPITAL
                                                    CLASS 2 *     CLASS 2 *     CLASS 2 *     CLASS 2 *      GROWTH * APPRECIATION *
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------    -----------
Income:
   Dividends and capital gains                      $    --       $    --       $    --       $     224     $    --       $     244
   Miscellaneous income (loss)                              1           791           607            37            21           633
Expenses:
   Mortality and expense risk,
       and administrative charge                            6            92            62         2,308             7           268
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                            (5)          699           545        (2,047)           14           609
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                     126           916         3,660          --             (48)       (1,903)
   Realized gain (loss)
       on investments                                      (3)          (58)          (97)         --            (228)         (152)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                             123           858         3,563          --            (276)       (2,055)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                        118         1,557         4,108        (2,047)         (262)       (1,446)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                  1,554        73,143       109,818        38,391         3,240        39,806
   Transfers between sub-
       accounts (including fixed
       account), net                                     --          13,552           614         2,572            60        82,532
   Transfers for contract benefits
       and terminations                                  --            --            --            --            --            --
   Cost of insurance and benefits
       provided by riders                                 (70)       (1,142)         (524)       (7,812)         (175)       (1,044)
   Contract maintenance charge                            (67)         (533)         (465)       (5,436)         (154)         (844)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                         1,417        85,020       109,443        27,715         2,971       120,450
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                        1,535        86,577       113,551        25,668         2,709       119,004
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --            --            --            --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $   1,535     $  86,577     $ 113,551     $  25,668     $   2,709     $ 119,004
                                                    =========     =========     =========     =========     =========     =========

                                                                    LEGENDS
                                                             HARRIS BRETALL                                                  MFS VIT
                                                                   SULLIVAN       LEGENDS       LEGENDS                     EMERGING
                                                  JANUS ASPEN       & SMITH         THIRD       GABELLI       LEGENDS         GROWTH
                                                    WORLDWIDE        EQUITY        AVENUE     LARGE CAP         BARON        SERIES-
                                                     GROWTH *      GROWTH *       VALUE *       VALUE *   SMALL CAP *  INITIAL CLASS
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------    -----------
Income:
   Dividends and capital gains                      $      53     $       9     $     809     $   2,074     $    --       $   7,451
   Miscellaneous income (loss)                            461            (4)        3,220         1,202         1,166          (391)
Expenses:
   Mortality and expense risk,
       and administrative charge                          131          --             252           104            24         1,070
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                           383             5         3,777         3,172         1,142         5,990
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                     (12)           12           395       (10,757)          939       (39,322)
   Realized gain (loss)
       on investments                                    (139)          (25)          (73)         (167)          263       (18,255)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                            (151)          (13)          322       (10,924)        1,202       (57,577)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                        232            (8)        4,099        (7,752)        2,344       (51,587)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 31,326           100       107,050        92,407        19,201        58,441
   Transfers between sub-
       accounts (including fixed
       account), net                                   38,812          --          83,192         1,636           775         7,954
   Transfers for contract benefits
       and terminations                                  --            --            --            --            --            (926)
   Cost of insurance and benefits
       provided by riders                                (799)         --            (690)       (1,001)         (313)      (13,999)
   Contract maintenance charge                           (591)         --            (668)         (784)         (247)       (2,353)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                        68,748           100       188,884        92,258        19,416        49,117
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                       68,980            92       192,983        84,506        21,760        (2,470)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --            --            --            --         137,004
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $  68,980     $      92     $ 192,983     $  84,506     $  21,760     $ 134,534
                                                    =========     =========     =========     =========     =========     =========

See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001

                                                                MFS CAPITAL  MFS EMERGING   MFS MID CAP       MFS NEW
                                                      MFS VIT OPPORTUNITIES        GROWTH        GROWTH     DISCOVERY
                                                    INVESTORS       SERIES-       SERIES-       SERIES-       SERIES-    OPPENHEIMER
                                                       TRUST-       SERVICE       SERVICE       SERVICE       SERVICE     AGGRESSIVE
                                                INITIAL CLASS       CLASS *       CLASS *       CLASS *       CLASS *       GROWTH *
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------    -----------
Income:
   Dividends and capital gains                      $   2,424     $       8     $       7     $       1     $       3     $    --
   Miscellaneous income (loss)                            (64)          807            10          (569)           46           (42)
Expenses:
   Mortality and expense risk,
       and administrative charge                          673            86            40           297            22            58
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                         1,687           729           (23)         (865)           27          (100)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                 (11,003)       (4,896)         (553)          706           266           (93)
   Realized gain (loss)
       on investments                                  (5,356)         (888)         (157)       (4,286)          (51)          (99)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                         (16,359)       (5,784)         (710)       (3,580)          215          (192)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                    (14,672)       (5,055)         (733)       (4,445)          242          (292)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 41,749       127,745         9,850        44,383         9,898        17,456
   Transfers between sub-
       accounts (including fixed
       account), net                                  (26,667)        1,056         7,255        86,607           506           793
   Transfers for contract benefits
       and terminations                                  (110)         --            --            --            --            --
   Cost of insurance and benefits
       provided by riders                              (7,055)         (565)         (319)         (927)         (264)         (331)
   Contract maintenance charge                         (1,107)         (364)         (317)         (560)         (111)         (301)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                         6,810       127,872        16,469       129,503        10,029        17,617
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                       (7,862)      122,817        15,736       125,058        10,271        17,325
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                      84,536          --            --            --            --            --
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $  76,674     $ 122,817     $  15,736     $ 125,058     $  10,271     $  17,325
                                                    =========     =========     =========     =========     =========     =========


                                                                                    PIMCO
                                                                                LONG-TERM
                                                  OPPENHEIMER   OPPENHEIMER          U.S.    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                                                    STRATEGIC INTERNATIONAL    GOVERNMENT INTERNATIONAL      EMERGING     SMALL CAP
                                                       BOND *      GROWTH *          BOND   EQUITY FUND   GROWTH FUND    VALUE FUND
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Income:
   Dividends and capital gains                      $      --     $      --     $   1,799     $      --     $  13,845     $     142
   Miscellaneous income (loss)                             (2)           85            (7)         (503)            3           (20)
Expenses:
   Mortality and expense risk,
       and administrative charge                            2            30           199           537           743           160
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                            (4)           55         1,593        (1,040)       13,105           (38)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                      23        (5,315)       (1,329)      (14,940)       (5,324)        5,748
   Realized gain (loss)
       on investments                                       1          (163)          834        (6,363)       (1,365)       (2,588)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized
   gain (loss) on investments                              24        (5,478)         (495)      (21,303)       (6,689)        3,160
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets resulting
   from operations                                         20        (5,423)        1,098       (22,343)        6,416         3,122
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                  1,106        83,441         3,538        27,042        76,081        15,735
   Transfers between sub-
       accounts (including fixed
       account), net                                       (2)        4,136        (6,364)        9,368        53,828        18,730
   Transfers for contract benefits
       and terminations                                  --            --             (27)       (1,115)       (1,048)          (99)
   Cost of insurance and benefits
       provided by riders                                (103)         (233)       (1,089)       (3,750)       (4,061)       (1,215)
   Contract maintenance charge                           (113)         (240)         (173)       (1,196)       (1,760)         (354)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in
   net assets from contract
   transactions                                           888        87,104        (4,115)       30,349       123,040        32,797
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease)
   in net assets                                          908        81,681        (3,017)        8,006       129,456        35,919
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --          25,104        58,714        45,038         7,689
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $     908     $  81,681     $  22,087     $  66,720     $ 174,494     $  43,608
                                                    =========     =========     =========     =========     =========     =========

See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2001

                                                   TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE    TOUCHSTONE
                                                 GROWTH/VALUE        EQUITY   ENHANCED 30    VALUE PLUS      GROWTH &      BALANCED
                                                      FUND **       FUND **          FUND          FUND   INCOME FUND          FUND
                                                  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                -------------   -----------  ------------  ------------   -----------   -----------
Income:
   Dividends and capital gains                      $    --       $    --       $     745     $   1,196     $   1,033     $     592
   Miscellaneous income (loss)                            852          --              (2)         (157)           33           (95)
Expenses:
   Mortality and expense risk,
       and administrative charge                           27          --             624           319           127            96
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net investment income (loss)                           825          --             119           720           939           401
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                  (1,605)           (9)       (7,192)       (1,244)       (1,772)         (145)
   Realized gain (loss) on investments                   (258)          (12)         (920)         (655)          (69)          (66)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net realized and unrealized gain (loss)
   on investments                                      (1,863)          (21)       (8,112)       (1,899)       (1,841)         (211)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
   resulting from operations                           (1,038)          (21)       (7,993)       (1,179)         (902)          190
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                 62,509           200        19,498        95,430        13,374        12,856
   Transfers between sub-accounts
       (including fixed account), net                   6,710          --          11,418         2,212        (5,611)       (1,975)
   Transfers for contract benefits
       and terminations                                  --            --             (15)          (28)         (421)          (28)
   Cost of insurance and benefits
       provided by riders                                (249)                     (4,058)       (1,449)       (1,150)         (622)
   Contract maintenance charge                           (105)                       (897)         (570)         (487)         (190)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
       from contract transactions                      68,865           200        25,946        95,595         5,705        10,041
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Total increase (decrease) in net assets                67,827           179        17,953        94,416         4,803        10,231
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at beginning of period                        --            --          60,336        13,138        10,026         2,840
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net assets at end of period                         $  67,827     $     179     $  78,289     $ 107,554     $  14,829     $  13,071
                                                    =========     =========     =========     =========     =========     =========

                                                                                                                         TOUCHSTONE
                                                     TOUCHSTONE                        TOUCHSTONE       TOUCHSTONE           INCOME
                                                     HIGH YIELD       TOUCHSTONE          STANDBY     MONEY MARKET      OPPORTUNITY
                                                           FUND        BOND FUND      INCOME FUND          FUND **         FUND ***
                                                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                  -------------     ------------     ------------     ------------     ------------
Income:
   Dividends and capital gains                      $     1,320      $       266      $    12,932      $         2      $         6
   Miscellaneous income (loss)                                1             (118)            (212)              (1)               1
Expenses:
   Mortality and expense risk,
       and administrative charge                             92               11            2,680             --               --
                                                    -----------      -----------      -----------      -----------      -----------
   Net investment income (loss)                           1,229              137           10,040                1                7
                                                    -----------      -----------      -----------      -----------      -----------
   Net change in unrealized
       appreciation (depreciation)
       on investments                                      (533)            (227)          (1,887)            --                 18
   Realized gain (loss) on investments                      (44)              27            2,990             --                (20)
                                                    -----------      -----------      -----------      -----------      -----------
Net realized and unrealized gain (loss)
   on investments                                          (577)            (200)           1,103             --                 (2)
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
   resulting from operations                                652              (63)          11,143                1                5
                                                    -----------      -----------      -----------      -----------      -----------
Contract owners activity:
   Payments received from
       contract owners                                    2,688            4,900        1,104,668              106             --
   Transfers between sub-accounts
       (including fixed account), net                     3,460              (38)        (748,399)            --               --
   Transfers for contract benefits
       and terminations                                    --               (109)            --               --               (105)
   Cost of insurance and benefits
       provided by riders                                  (660)            (229)         (15,317)            --               --
   Contract maintenance charge                              (97)            (212)          (5,621)              (6)            --
                                                    -----------      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
       from contract transactions                         5,391            4,312          335,331              100             (105)
                                                    -----------      -----------      -----------      -----------      -----------
Total increase (decrease) in net assets                   6,043            4,249          346,474              101             (100)
                                                    -----------      -----------      -----------      -----------      -----------
Net assets at beginning of period                         7,680              118           64,477             --                100
                                                    -----------      -----------      -----------      -----------      -----------
Net assets at end of period                         $    13,723      $     4,367      $   410,951      $       101      $      --
                                                    ===========      ===========      ===========      ===========      ===========

See accompanying notes

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2001

                                       7


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                         PERIOD ENDED DECEMBER 31, 2000

                                                                                              ALGER
                                                                          AIM V. I.        AMERICAN           ALGER    DEUTSCHE VIT
                                                            AIM V.I.     GOVERNMENT           SMALL        AMERICAN      EQUITY 500
                                                             GROWTH      SECURITIES  CAPITALIZATION          GROWTH         INDEX *
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                        -----------     -----------     -----------    ------------    ------------
Income:
   Dividends and capital gains                            $   5,725       $     421       $   6,665       $  11,158       $       8
   Miscellaneous income (loss)                                 (179)             (3)           (176)            299              34
Expenses:
   Mortality and expense risk,
       and administrative charge                              1,005              53             246             991              25
                                                          ---------       ---------       ---------       ---------       ---------
   Net investment income (loss)                               4,541             365           6,243          10,466              17
                                                          ---------       ---------       ---------       ---------       ---------
   Net change in unrealized appreciation
       (depreciation) on investments                        (53,338)            217         (17,053)        (42,365)           (823)
   Realized gain (loss) on investments                          (96)             42          (2,150)           (471)            (61)
                                                          ---------       ---------       ---------       ---------       ---------
   Net realized and unrealized gain (loss)
       on investments                                       (53,434)            259         (19,203)        (42,836)           (884)
                                                          ---------       ---------       ---------       ---------       ---------
   Net increase (decrease) in net assets
       resulting from operations                            (48,893)            624         (12,960)        (32,370)           (867)
                                                          ---------       ---------       ---------       ---------       ---------
Contract owners activity:
   Payments received from
       contract owners                                      184,713           8,700          67,621         185,265          14,941
   Transfers between sub-accounts
       (including fixed account), net                        46,119            (831)          6,674          17,229            --
   Transfers for contract benefits
       and terminations                                        (488)           --              (484)           (484)           --
   Cost of insurance and benefits
       provided by riders                                   (11,731)           (242)         (2,703)        (11,922)           (617)
   Contract maintenance charge                               (2,561)            (68)           (758)         (2,332)           (148)
                                                          ---------       ---------       ---------       ---------       ---------
Net increase (decrease) in net assets
   from contract transactions                               216,052           7,559          70,350         187,756          14,176
                                                          ---------       ---------       ---------       ---------       ---------
Total increase (decrease) in net assets                     167,159           8,183          57,390         155,386          13,309
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at beginning of period                            10,230             100             316          28,612            --
                                                          ---------       ---------       ---------       ---------       ---------
Net assets at end of period                               $ 177,389       $   8,283       $  57,706       $ 183,998       $  13,309
                                                          =========       =========       =========       =========       =========


                                                                                                      PIMCO LONG-
                                                                      MFS VIT           MFS VIT         TERM U.S.        TOUCHSTONE
                                                                     EMERGING       GROWTH WITH        GOVERNMENT         SMALL CAP
                                                                       GROWTH            INCOME              BOND             VALUE
                                                                  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                                 ------------     -------------     -------------      ------------
Income:
   Dividends and capital gains                                      $   2,988         $     436         $     863         $   2,940
   Miscellaneous income (loss)                                             73               259                (3)             (139)
Expenses:
   Mortality and expense risk,
       and administrative charge                                          695               413               135                19
                                                                                      ---------         ---------         ---------
   Net investment income (loss)                                         2,366               282               725             2,782
                                                                    ---------         ---------         ---------         ---------
   Net change in unrealized appreciation
       (depreciation) on investments                                  (28,753)           (1,296)            1,698            (4,495)
   Realized gain (loss) on investments                                   (158)               53               240               (25)
                                                                    ---------         ---------         ---------         ---------
   Net realized and unrealized gain (loss)
       on investments                                                 (28,911)           (1,243)            1,938            (4,520)
                                                                    ---------         ---------         ---------         ---------
   Net increase (decrease) in net assets
       resulting from operations                                      (26,545)             (961)            2,663            (1,738)
                                                                    ---------         ---------         ---------         ---------
Contract owners activity:
   Payments received from
       contract owners                                                133,161            86,670            25,951             4,593
   Transfers between sub-accounts
       (including fixed account), net                                  18,161             1,989            (3,079)            5,066
   Transfers for contract benefits
       and terminations                                                  --                (537)             --
   Cost of insurance and benefits
       provided by riders                                              (8,198)           (5,055)             (478)             (424)
   Contract maintenance charge                                         (1,511)             (751)              (52)             (202)
                                                                    ---------         ---------         ---------         ---------
Net increase (decrease) in net assets
   from contract transactions                                         141,613            82,316            22,342             9,033
                                                                    ---------         ---------         ---------         ---------
Total increase (decrease) in net assets                               115,068            81,355            25,005             7,295
                                                                    ---------         ---------         ---------         ---------
Net assets at beginning of period                                      21,936             3,181                99               394
                                                                    ---------         ---------         ---------         ---------
Net assets at end of period                                         $ 137,004         $  84,536         $  25,104         $   7,689
                                                                    =========         =========         =========         =========

See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2000


                                       8


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
         STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)
                         PERIOD ENDED DECEMBER 31, 2000

                                                         TOUCHSTONE       TOUCHSTONE     TOUCHSTONE
                                                           EMERGING    INTERNATIONAL         INCOME      TOUCHSTONE      TOUCHSTONE
                                                             GROWTH           EQUITY    OPPORTUNITY      HIGH YIELD      VALUE PLUS
                                                        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                       ------------     ------------   ------------    ------------     -----------
Income:
   Dividends and capital gains                             $  8,436        $ 14,047        $     13        $    739        $  1,031
   Miscellaneous income (loss)                                 (209)            (79)             (1)            (16)              1
Expenses:
   Mortality and expense risk,
       and administrative charge                                161             231            --                23              51
                                                           --------        --------        --------        --------        --------
   Net investment income (loss)                               8,066          13,737              12             700             981
                                                           --------        --------        --------        --------        --------
   Net change in unrealized appreciation
       (depreciation) on investments                         (4,981)        (20,138)            (14)           (780)           (565)
   Realized gain (loss) on investments                          515            (271)           --                24              36
                                                           --------        --------        --------        --------        --------
   Net realized and unrealized gain (loss)
       on investments                                        (4,466)        (20,409)            (14)           (756)           (529)
                                                           --------        --------        --------        --------        --------
   Net increase (decrease) in net assets
       resulting from operations                              3,600          (6,672)             (2)            (56)            452
                                                           --------        --------        --------        --------        --------
Contract owners activity:
   Payments received from
       contract owners                                       30,947          53,570            --             2,816           8,036
   Transfers between sub-accounts
       (including fixed account), net                        11,873          14,507            --             5,000           4,917
   Transfers for contract benefits
       and terminations                                        --              --              --              --              --
   Cost of insurance and benefits
       provided by riders                                    (1,216)         (2,548)           --              (164)           (296)
   Contract maintenance charge                                 (295)           (765)           --               (13)            (80)
                                                           --------        --------        --------        --------        --------
Net increase (decrease) in net assets
   from contract transactions                                41,309          64,764            --             7,639          12,577
                                                           --------        --------        --------        --------        --------
Total increase (decrease) in net assets                      44,909          58,092              (2)          7,583          13,029
                                                           --------        --------        --------        --------        --------
Net assets at beginning of period                               129             622             103              97             109
                                                           --------        --------        --------        --------        --------
Net assets at end of period                                $ 45,038        $ 58,714        $    101        $  7,680        $ 13,138
                                                           ========        ========        ========        ========        ========


                                                         TOUCHSTONE                                                      TOUCHSTONE
                                                         GROWTH AND      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE         STANDBY
                                                             INCOME     ENHANCED 30        BALANCED            BOND          INCOME
                                                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                        -----------    ------------    ------------     -----------     -----------
Income:
   Dividends and capital gains                             $    627        $    344        $    239        $      7        $    809
   Miscellaneous income (loss)                                   (1)            (99)              8               1               2
Expenses:
   Mortality and expense risk,
       and administrative charge                                 50             389              10               1             118
                                                           --------        --------        --------        --------        --------
   Net investment income (loss)                                 576            (144)            237               7             693
                                                           --------        --------        --------        --------        --------
   Net change in unrealized appreciation
       (depreciation) on investments                            347             740             (70)              2              (2)
   Realized gain (loss) on investments                          101              24               5            --               (68)
                                                           --------        --------        --------        --------        --------
   Net realized and unrealized gain (loss)
       on investments                                           448             764             (65)              2             (70)
                                                           --------        --------        --------        --------        --------
   Net increase (decrease) in net assets
       resulting from operations                              1,024             620             172               9             623
                                                           --------        --------        --------        --------        --------
Contract owners activity:
   Payments received from
       contract owners                                        8,815          18,909           2,775              14          78,162
   Transfers between sub-accounts
       (including fixed account), net                           322          43,433             (24)           --           (67,959)
   Transfers for contract benefits
       and terminations                                        --              --              --              --              --
   Cost of insurance and benefits
       provided by riders                                      (487)         (3,407)           (151)             (3)         (5,664)
   Contract maintenance charge                                 (209)           (516)            (39)             (2)           (755)
                                                           --------        --------        --------        --------        --------
Net increase (decrease) in net assets
   from contract transactions                                 8,441          58,419           2,561               9           3,784
                                                           --------        --------        --------        --------        --------
Total increase (decrease) in net assets                       9,465          59,039           2,733              18           4,407
                                                           --------        --------        --------        --------        --------
Net assets at beginning of period                               561           1,297             107             100          60,070
                                                           --------        --------        --------        --------        --------
Net assets at end of period                                $ 10,026        $ 60,336        $  2,840        $    118        $ 64,477
                                                           ========        ========        ========        ========        ========


See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

Note: Unless otherwise noted, all sub-accounts are for the year ended December
31, 2000


                                       9


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
               STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
                        PERIOD ENDED DECEMBER 31, 1999*


                                                                                                             ALGER
                                                                                         AIM V.I.         AMERICAN            ALGER
                                                                        AIM V.I.       GOVERNMENT            SMALL         AMERICAN
                                                                          GROWTH       SECURITIES   CAPITALIZATION           GROWTH
                                                                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                                     -----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                                          $      7         $      4
   Miscellaneous income (loss)                                                 1               (1)               1                2
Expenses:
   Mortality and Expense
       Risk Charge                                                             1             --               --                  2
                                                                        --------         --------         --------         --------
   Net investment income (loss)                                                7                3                1             --
   Net change in unrealized appreciation
       (depreciation) on investments                                         182               (3)              43              261
   Realized gain (loss) on investments                                         1             --                  4                9
                                                                        --------         --------         --------         --------
Net realized and unrealized gain (loss)
   on investments                                                            183               (3)              47              270
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets resulting
   from operations                                                           190             --                 48              270
                                                                        --------         --------         --------         --------
Contract owners activity:
   Payments received from
       contract owners                                                    10,251              100              314           28,625
   Transfers between sub-accounts
       (including fixed account), net                                       --               --               --               --
   Transfers for contract benefits
       and terminations                                                     (153)            --                (30)            (224)
   Contract maintenance charge                                               (58)            --                (16)             (59)
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets from
   contract transactions                                                  10,040              100              268           28,342
                                                                        --------         --------         --------         --------
Total increase (decrease) in net assets                                   10,230              100              316           28,612
                                                                        --------         --------         --------         --------
Net assets at beginning of period                                           --               --               --               --
                                                                        --------         --------         --------         --------
Net assets at end of period                                             $ 10,230         $    100         $    316         $ 28,612
                                                                        ========         ========         ========         ========


                                                                                                       PIMCO LONG-
                                                                         MFS VIT          MFS VIT        TERM U.S.       TOUCHSTONE
                                                                        EMERGING      GROWTH WITH       GOVERNMENT        SMALL CAP
                                                                          GROWTH           INCOME             BOND            VALUE
                                                                     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                                      ----------      -----------      -----------      -----------
Income:
   Dividends and capital gains                                                                            $      2
   Miscellaneous income (loss)                                                 1                1               (1)            --
Expenses:
   Mortality and Expense
       Risk Charge                                                          --                  1             --               --
                                                                        --------         --------         --------         --------
   Net investment income (loss)                                                1             --                  1             --
   Net change in unrealized appreciation
       (depreciation) on investments                                         439               65               (2)              18
   Realized gain (loss) on investments                                         6             --               --                  1
                                                                        --------         --------         --------         --------
Net realized and unrealized gain (loss)
   on investments                                                            445               65               (2)              19
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets resulting
   from operations                                                           446               65               (1)              19
                                                                        --------         --------         --------         --------
Contract owners activity:
   Payments received from
       contract owners                                                    21,636            3,197              100              421
   Transfers between sub-accounts
       (including fixed account), net                                       --               --               --               --
   Transfers for contract benefits
       and terminations                                                     (108)             (66)            --                (31)
   Contract maintenance charge                                               (38)             (15)            --                (15)
                                                                        --------         --------         --------         --------
Net increase (decrease) in net assets from
   contract transactions                                                  21,490            3,116              100              375
                                                                        --------         --------         --------         --------
Total increase (decrease) in net assets                                   21,936            3,181               99              394
                                                                        --------         --------         --------         --------
Net assets at beginning of period                                           --               --               --               --
                                                                        --------         --------         --------         --------
Net assets at end of period                                             $ 21,936         $  3,181         $     99         $    394
                                                                        ========         ========         ========         ========
See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999



               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1
         STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS (CONTINUED)
                        PERIOD ENDED DECEMBER 31, 1999*
                                                                 TOUCHSTONE   TOUCHSTONE    TOUCHSTONE
                                                                   EMERGING INTERNATIONAL       INCOME   TOUCHSTONE    TOUCHSTONE
                                                                     GROWTH       EQUITY   OPPORTUNITY   HIGH YIELD    VALUE PLUS
                                                                SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                                -----------  -----------   -----------  -----------   -----------
Income:
   Dividends and capital gains                                    $      18    $      20     $      12     $      6      $      4
   Miscellaneous income (loss)                                         --              1          --            --            --
Expenses:
   Mortality and expense risk,
       and administrative charge                                       --              1          --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
   Net investment income (loss)                                          18           20            12             6             4
                                                                  ---------    ---------     ---------     ---------     ---------
   Net change in unrealized appreciation
       (depreciation) on investments                                     11           21            (9)           (9)            5
   Realized gain (loss) on investments                                 --              4          --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
   Net realized and unrealized gain (loss)
       on investments                                                    11           25            (9)           (9)            5
                                                                  ---------    ---------     ---------     ---------     ---------
   Net increase (decrease) in net assets
       resulting from operations                                         29           45             3            (3)            9
                                                                  ---------    ---------     ---------     ---------     ---------
Contract owners activity:
   Payments received from
       contract owners                                                  100          634           100           100           100
   Transfers between sub-accounts
       (including fixed account), net                                  --           --            --            --            --
   Transfers for contract benefits
       and terminations                                                --           --            --            --            --
   Contract maintenance charge                                         --            (18)         --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
Net increase (decrease) in net assets
   from contract transactions                                           100          577           100           100           100
                                                                  ---------    ---------     ---------     ---------     ---------
Total increase (decrease) in net assets                                 129          622           103            97           109
                                                                  ---------    ---------     ---------     ---------     ---------
Net assets at beginning of period                                      --           --            --            --            --
                                                                  ---------    ---------     ---------     ---------     ---------
Net assets at end of period                                           $ 129        $ 622         $ 103         $  97         $ 109
                                                                  =========    =========     =========     =========     =========


                                                          TOUCHSTONE                                                     TOUCHSTONE
                                                          GROWTH AND      TOUCHSTONE      TOUCHSTONE      TOUCHSTONE        STANDBY
                                                              INCOME     ENHANCED 30        BALANCED            BOND         INCOME
                                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                                         -----------     -----------     -----------     -----------    -----------
Income:
   Dividends and capital gains                             $    --         $       6       $      10                      $      14
   Miscellaneous income (loss)                                  --                 3            --              --                2
Expenses:
   Mortality and expense risk,
       and administrative charge                                --                 1            --              --                2
                                                           ---------       ---------       ---------       ---------      ---------
   Net investment income (loss)                                 --                 8              10            --               14
                                                           ---------       ---------       ---------       ---------      ---------
   Net change in unrealized appreciation
       (depreciation) on investments                               1              26              (3)           --               (2)
   Realized gain (loss) on investments                          --              --              --              --             --
                                                           ---------       ---------       ---------       ---------      ---------
   Net realized and unrealized gain (loss)
       on investments                                              1              26              (3)           --               (2)
                                                           ---------       ---------       ---------       ---------      ---------
   Net increase (decrease) in net assets
       resulting from operations                                   1              34               7            --               12
                                                           ---------       ---------       ---------       ---------      ---------
Contract owners activity:
   Payments received from
       contract owners                                           611           1,317             100             100         60,389
   Transfers between sub-accounts
       (including fixed account), net                           --              --              --              --             --
   Transfers for contract benefits
       and terminations                                         --              --              --              --             --
   Contract maintenance charge                                   (16)            (11)           --              --              (24)
                                                           ---------       ---------       ---------       ---------      ---------
Net increase (decrease) in net assets
   from contract transactions                                    560           1,263             100             100         60,058
                                                           ---------       ---------       ---------       ---------      ---------
Total increase (decrease) in net assets                          561           1,297             107             100         60,070
                                                           ---------       ---------       ---------       ---------      ---------
Net assets at beginning of period                               --              --              --              --             --
                                                           ---------       ---------       ---------       ---------      ---------
Net assets at end of period                                $     561       $   1,297       $     107       $     100      $  60,070
                                                           =========       =========       =========       =========      =========

See accompanying notes

* For the period beginning August 30, 1999 (commencement of operations) to December 31, 1999

                                       11


               COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

1.  ORGANIZATION

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life Flexible Premium ("Flexible Premium") variable universal life insurance policy. The first Pinnacle variable universal life insurance policy was issued on March 19, 2001. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts are not chargeable with liabilities arising out of any other business the Company may conduct.

2.  SIGNIFICANT ACCOUNTING POLICIES

The Account has forty-five investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Janus Aspen Series, The Legends Fund, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Oppenheimer's Panorama Series Fund, Inc., PIMCO Variable Insurance Trust, or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Dividend income shown on the statement of operations includes capital gain distributions. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the periods ended December 31, 2001 were as follows (year ended unless otherwise noted):

                                                                                    PURCHASES        SALES
                                                                                   -----------    -----------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                                                $    80,276    $    24,169
   V.I. Government Securities Fund                                                      12,903          3,383

The Alger American Fund
   Small Capitalization Portfolio                                                       31,600         13,086
   Growth Portfolio                                                                     85,596         43,115

Deutsche Asset Management VIT Funds
   EAFE Equity Index Fund *                                                             47,592            588
   Equity 500 Index Fund                                                               955,055         20,851
   Small Cap Index Fund *                                                               38,312            244

Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2 *                                          65,424          1,417
   Contrafund Portfolio - Service Class 2 *                                            127,527          2,216
   Growth & Income Portfolio - Service Class 2 *                                       194,923          2,488
   Growth Portfolio -Service Class 2 *                                                  66,865          1,359
   Asset Manager Portfolio - Service Class 2 *                                           1,792            380
   Balanced Portfolio - Service Class 2 *                                               87,590          1,872
   Mid Cap Portfolio - Service Class 2 *                                               111,663          1,665
   Money Market Portfolio - Initial Class *                                             35,889         10,222

Janus Aspen Series
   Aggressive Growth Portfolio -Service Shares *                                         3,767            776
   Capital Appreciation Portfolio - Service Shares *                                   122,352          1,278
   Worldwide Growth Portfolio - Service Shares *                                        69,840            697

The Legends Funds, Inc.
   Harris Bretail Sullivan & Smith Equity Growth Portfolio *                               215            111
   Third Avenue Value Portfolio *                                                      193,962          1,302
   Gabelli Large Cap Value Portfolio *                                                  96,170            745
   Baron Small Cap Portfolio *                                                          23,183          2,629

MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                                               73,490         18,384
   Investors Trust Series - Initial Class                                               42,075         33,578
   Capital Opportunities Series - Service Class *                                      132,288          3,687
   Emerging Growth Series - Service Class *                                             17,009            562
   Mid Cap Growth Series - Service Class *                                             142,622         13,990
   New Discovery Series - Service Class *                                               10,461            403

Oppenheimer Variable Account Funds
   Oppenheimer Aggressive Growth Fund/VA - Service Class *                              18,226            708
   Oppenheimer Strategic Bond Fund/VA - Service Class *                                  1,016            130

Oppenheimer's Panorama Series Fund, Inc.
   Oppenheimer International Growth Fund/VA - Service Class *                           87,821            662


                                                                                     PURCHASES          SALES
                                                                                    ----------     ----------
PIMCO Variable Insurance Trust
   Pimco Long-Term U.S. Government Bond Portfolio                                        6,889          9,419

Touchstone Variable Series Trust
   International Equity Fund                                                            36,362          7,060
   Emerging Growth Fund                                                                145,595          9,462
   Small Cap Value Fund                                                                 35,173          2,426
   Growth/Value Fund **                                                                 72,157          2,467
   Equity Fund **                                                                          258             58
   Enhanced 30 Fund                                                                     34,572          8,505
   Value Plus Fund                                                                     105,944          9,631
   Growth & Income Fund                                                                 13,961          7,320
   Balanced Fund                                                                        15,630          5,188
   High Yield Fund                                                                       8,142          1,525
   Bond Fund                                                                             4,966            516
   Standby Income Fund                                                               1,109,466        764,100
   Money Market Fund **                                                                    102             --
   Income Opportunity Fund ***                                                               6            105
                                                                                    ----------     ----------
   Total                                                                            $4,566,727     $1,034,478
                                                                                    ==========     ==========


*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)


4.  EXPENSES AND RELATED PARTY TRANSACTIONS

The Company deducts a premium expense charge to cover the cost of distributing the policies. For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment. For Pinnacle, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%. In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50% with a maximum of 3.50%. Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%. In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

A tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. For Flexible Premium policies, the maximum monthly expense charge is $7.00 with the current monthly expense charge at $6.00. For Pinnacle policies, the maximum monthly expense charge is $9.00 with the current monthly expense charge at $7.50. This charge is also deducted on each monthly anniversary day.

The Company also makes certain deductions on a pro rata basis from accumulation unit values of each sub-account in order to compensate the Company for its assumption of mortality and expense risks. The charges are made daily at an annual effective rate not to exceed 1.00% for Flexible Premium policies and 0.90% for Pinnacle policies. As of December 31, 2001 the effective annual rate of the Flexible Premium charges is 0.90% and 0.70% for Pinnacle.

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies. For Pinnacle policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10.00 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

5.  CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for the periods ended December 31, 2001 and 2000 (year ended unless otherwise noted):

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                                                                2001                                       2000
                                             -----------------------------------------   -----------------------------------------
                                                                  TRANSFERS        NET                        TRANSFERS        NET
                                              UNITS     UNITS       BETWEEN   INCREASE    UNITS     UNITS       BETWEEN   INCREASE
                                             ISSUED  REDEEMED  SUB ACCOUNTS  (DECREASE)  ISSUED  REDEEMED  SUB ACCOUNTS  (DECREASE)
                                             -----------------------------------------   -----------------------------------------
AIM V.I. Growth Fund                         10,354    (3,182)          476      7,648   14,981    (1,242)        3,707     17,446
AIM V.I. Government Securities Fund             170       (50)          654        774      850       (30)          (76)       744

Alger American Small Capitalization
   Portfolio                                  4,009      (958)         (714)     2,337    5,633      (344)          587      5,876
Alger American Growth Portfolio               7,038    (2,486)       (2,375)     2,177   15,462    (1,256)        1,469     15,675

Deutsche VIT EAFE Equity Index *                 47        (1)           --         46       --        --            --         --
Deutsche VIT Equity 500 Index                 2,560    (1,391)        3,809      4,978    1,506       (80)           --      1,426
Deutsche VIT Small Cap Index *                   10        --            --         10       --        --            --         --

Fidelity VIP Equity-Income Portfolio -
   Service Class 2 *                            190       (50)          766        906       --        --            --         --
Fidelity VIP Contrafund Portfolio -
   Service Class 2 *                             63        (5)          131        189       --        --            --         --
Fidelity VIP Growth & Income Portfolio -
   Service Class 2 *                            248        (2)           --        246       --        --            --         --
Fidelity VIP Growth Portfolio -
   Service Class 2 *                             20        (3)           --         17       --        --            --         --
Fidelity VIP Asset Manager Portfolio -
   Service Class 2 *                             10        --            --         10       --        --            --         --
Fidelity VIP Balanced Portfolio -
   Service Class 2 *                             79       (34)        1,398      1,443       --        --            --         --
Fidelity VIP Mid Cap Portfolio -
   Service Class 2 *                             30        (1)           --         29       --        --            --         --

MFS VIT Emerging Growth Series -
   Initial Class                              6,386    (1,915)          825      5,296    8,867      (663)        1,230      9,434
MFS VIT Investors Trust Series -
   Initial Class                              4,509      (902)       (2,886)       721    8,214      (603)          184      7,795
MFS VIT Capital Opportunities Series -
   Service Class *                              204       (15)           71        260       --        --            --         --
MFS VIT Mid Cap Growth Series - Service Class * 241       (36)           89        294       --        --            --         --
MFS VIT New Discovery Series - Service Class *  165       (11)           63        217       --        --            --         --

PIMCO Long--Term U.S. Government Bond           285      (106)         (518)      (339)   2,426       (48)         (263)     2,115

Touchstone International Equity Fund          3,209      (741)        1,130      3,598    4,662      (299)        1,293      5,656
Touchstone Emerging Growth Fund               2,228      (332)          972      2,868    2,020       (96)          779      2,703
Touchstone Small Cap Value Fund                 979      (175)        1,639      2,443      396       (55)          456        797
Touchstone Growth/Value Fund **                 589       (28)          555      1,116       --        --            --         --
Touchstone Equity Fund **                        10       --             --         10       --        --            --         --
Touchstone Enhanced 30 Fund                   1,226      (488)        1,270      2,008    1,887      (389)        4,385      5,883
Touchstone Value Plus Fund                    1,065      (105)          205      1,165      753       (35)          457      1,175
Touchstone Growth & Income Fund               1,269      (199)         (544)       526      892       (69)           33        856
Touchstone Balanced Fund                      1,072       (70)         (165)       837      246       (17)           (2)       227
Touchstone High Yield Fund                      253       (74)          362        541      288       (18)          526        796
Touchstone Bond Fund                            159       (28)           (3)       128        1        --            --          1
Touchstone Standby Income Fund                1,866      (957)         (740)       169    7,370      (615)       (6,642)       113
Touchstone Money Market Fund **                  11        (1)           --         10       --        --            --         --
Touchstone Income Opportunity Fund ***           --       (10)           --        (10)      --        --            --         --

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)


PINNACLE VARIABLE UNIVERSAL LIFE
                                                                2001
                                             -----------------------------------------
                                                                  TRANSFERS        NET
                                              UNITS     UNITS       BETWEEN   INCREASE
                                             ISSUED  REDEEMED  SUB ACCOUNTS  (DECREASE)
                                             -----------------------------------------
Deutsche VIT EAFE Equity Index *                336       (81)        4,731      4,986
Deutsche VIT Equity 500 Index *              62,714    (1,808)       24,551     85,457
Deutsche VIT Small Cap Index *                  855       (26)        2,657      3,486

Fidelity VIP Equity-Income Portfolio -
   Service Class 2 *                          5,567      (215)          151      5,503
Fidelity VIP Contrafund Portfolio -
   Service Class 2 *                         12,194      (245)          201     12,150
Fidelity VIP Growth & Income Portfolio -
   Service Class 2 *                         10,800      (205)        8,166     18,761
Fidelity VIP Growth Portfolio -
   Service Class 2 *                          5,765      (281)        1,014      6,498
Fidelity VIP Asset Manager Portfolio -
   Service Class 2 *                            156       (15)           --        141
Fidelity VIP Balanced Portfolio -
   Service Class 2 *                          7,183      (138)          (16)     7,029
Fidelity VIP Mid Cap Portfolio -
   Service Class 2 *                         10,521      (100)           50     10,471
Fidelity VIP Money Market Fund Portfolio -
   Initial Class *                            3,768    (1,522)          250      2,496

Janus Aspen Aggressive Growth *                 359       (40)            8        327
Janus Aspen Capital Appreciation *            4,318      (241)        9,041     13,118
Janus Aspen Worldwide Growth *                3,477      (173)        4,221      7,525

Legends Harris Bretall Sullivan & Smith
   Equity Growth *                               10        --            --         10
Legends Third AvenueValue *                  10,163      (157)        7,810     17,816
Legends Gabelli Large Cap Value *            10,030      (218)          197     10,009
Legends Baron Small Cap *                     1,883       (55)           71      1,899

MFS VIT Capital Opportunities Series -
   Service Class *                           14,036      (105)           78     14,009
MFS VIT Emerging Growth Series -
   Service Class *                            1,026       (80)          808      1,754
MFS VIT Mid Cap Growth Series -
   Service Class *                            4,196      (155)        8,384     12,425
MFS VIT New Discovery
   Series - Service Class *                     803       (31)           (8)       764

Oppenheimer Aggressive Growth *               1,935       (80)           89      1,944
Oppenheimer Strategic Bond *                    111       (22)           --         89
Oppenheimer International Growth *            8,832       (60)          455      9,227

Touchstone Emerging Growth Fund *             3,985      (192)        3,701      7,494
Touchstone Small Cap Value Fund *               537        (4)          251        784
Touchstone Growth/Value Fund **               6,496       (15)          251      6,732
Touchstone Equity Fund **                      10.0        --            --         10
Touchstone Enhanced 30 Fund *                   866       (54)          (36)       776
Touchstone Value Plus Fund *                  8,032      (103)           20      7,949
Touchstone High Yield Fund *                     15        (2)           --         13
Touchstone Bond Fund *                          284       (22)           --        262
Touchstone Standby Income Fund *            107,123    (1,217)      (72,624)    33,282

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001


6. UNIT VALUES

The following table shows a summary of units outstanding for variable universal life insurance contracts for the periods ended December 31, 2001 (year ended unless otherwise noted). Thirty-three unit values are calculated for the Flexible Premium Variable Universal Life Insurance and thirty-four unit values are calculated for Pinnacle Variable Universal Life.

                                                                                                     FOR THE PERIOD
                                                           AT DECEMBER 31, 2001                 ENDED DECEMBER 31, 2001
                                                     -------------------------------   ---------------------------------------------
                                          BEGINNING                ENDING                                 EXPENSE
                                         UNIT VALUE            UNIT VALUE              INVESTMENT           RATIO       TOTAL RETURN
                                             LOWEST  UNITS         LOWEST NET ASSETS       INCOME          LOWEST             LOWEST
                                         TO HIGHEST  (000S)    TO HIGHEST      (000S)  RATIO ****      TO HIGHEST         TO HIGHEST
                                         -------------------------------------------   ---------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                            9.71     26           6.36        165        0.22%  0.70% to 0.90%            -34.48%
   V.I. Government Securities Fund            10.98      2          11.58         18        3.90%  0.70% to 0.90%              5.46
The Alger American Fund
   Small Capitalization Portfolio              9.78      8           6.83         56        0.05%  0.70% to 0.90%            -30.15
   Growth Portfolio                           10.20     20           8.91        180        0.23%  0.70% to 0.90%            -12.61
Deutsche Asset Management VIT Funds
   EAFE Equity Index *                        10.00      5   8.10 to 8.92         45           --  0.70% to 0.90% -19.03% to -10.84%
   Equity 500 Index Fund              9.33 to 10.00     92   8.12 to 9.88        896        1.59%  0.70% to 0.90%  -12.97% to -1.20%
   Small Cap Index *                          10.00      3  9.99 to 10.94         38        1.14%  0.70% to 0.90%     -.07% to 9.36%
Fidelity Variable Insurance
  Products Funds
   Equity-Income Portfolio-Service Class 2 *  10.00      6  9.40 to 10.08         64           --  0.70% to 0.90%    -6.01% to 0.76%
   Contrafund Portfolio-Service Class 2 *     10.00     12  9.49 to 10.09        124           --  0.70% to 0.90%    -5.06% to 0.91%
   Growth & Income Portfolio-Service
  Class 2 *                                   10.00     19  9.46 to 10.17        193           --  0.70% to 0.90%    -5.45% to 1.71%
   Growth Portfolio-Service Class 2 *         10.00      7   8.71 to 9.78         64           --  0.70% to 0.90%  -12.93% to -2.23%
   Asset Manager Portfolio-Service Class 2 *  10.00     --  9.70 to 10.20          2           --  0.70% to 0.90%    -2.96% to 1.99%
   Balanced Portfolio-Service Class 2 *       10.00      8  9.74 to 10.32         87           --  0.70% to 0.90%    -2.60% to 3.18%
   Mid Cap Portfolio-Service Class 2 *        10.00     11 10.32 to 10.82        114           --  0.70% to 0.90%     3.16% to 8.16%
   Money Market Fund Portfolio-
     Initial Class *                          10.00      2          10.29         26        1.75%  0.70% to 0.90%              2.85%
Janus Aspen Series
   Aggressive Growth Portfolio -
     Service Shares *                         10.00     --           8.29          3           --  0.70% to 0.90%            -17.06%
   Capital Appreciation Portfolio -
     Service Shares *                         10.00     13           9.07        119        0.41%  0.70% to 0.90%             -9.28%
   Worldwide Growth Portfolio -
     Service Shares *                         10.00      8           9.17         69        0.15%  0.70% to 0.90%             -8.33%
The Legends Fund, Inc.
   Harris Bretall Sullivan & Smith Equity
      Growth Portfolio *                      10.00     --           9.18         --       19.57%  0.70% to 0.90%             -8.24%
   Third Avenue Value Portfolio *             10.00     18          10.83        193        0.84%  0.70% to 0.90%              8.32%
   Gabelli Large Cap Value Portfolio *        10.00     10           8.44         85        4.91%  0.70% to 0.90%            -15.57%
   Baron Small Cap Portfolio *                10.00      2          11.46         22           --  0.70% to 0.90%             14.60%
MFS Variable Insurance Trust
   Emerging Growth Series-Initial Class       12.67     16           8.35        135           --  0.70% to 0.90%            -34.08%
   Investors Trust Series-Initial Class       10.44      9           8.70         77        0.66%  0.70% to 0.90%            -16.71%
   Capital Opportunities Series-
     Service Class *                          10.00     14   8.06 to 8.62        123        0.01%  0.70% to 0.90% -19.39% to -13.82%
   Emerging Growth Series-Service Class *     10.00      2           8.97         16           --  0.70% to 0.90%            -10.31%
   Mid Cap Growth Series-Service Class *      10.00     13   8.16 to 9.87        125           --  0.70% to 0.90%  -18.42% to -1.28%
   New Discovery Series-Service Class *       10.00      1  9.65 to 10.70         10        0.06%  0.70% to 0.90%    -3.51% to 7.00%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA -
     Service Class *                          10.00      2           8.91         17           --  0.70% to 0.90%            -10.86%
   Strategic Bond Fund/VA - Service Class *   10.00     --          10.19          1           --  0.70% to 0.90%              1.94%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA -
     Service Class *                          10.00      9           8.85         82           --  0.70% to 0.90%            -11.48%
PIMCO Variable Insurance Trust
   Pimco Long-Term U.S. Government
     Bond Portfolio                           11.82      2          12.40         22        6.23%  0.70% to 0.90%              4.93%
Touchstone Variable Series Trust
   International Equity Fund                  10.29      9           7.17         67           --  0.70% to 0.90%            -30.31%
   Emerging Growth Fund              10.00 to 16.60     13 11.36 to 16.02        174           --  0.70% to 0.90%   -3.50% to 13.55%
   Small Cap Value Fund               9.25 to 10.00      4 10.47 to 11.91         44        0.55%  0.70% to 0.90%   13.13% to 19.15%
   Growth/Value Fund **                       10.00      8   8.60 to 8.65         68           --  0.70% to 0.90% -14.02% to -13.50%
   Equity Fund **                             10.00     --   8.94 to 8.99         --           --  0.70% to 0.90% -10.64% to -10.10%
   Enhanced 30 Fund                  10.00 to 10.04      9   8.81 to 9.85         78        1.07%  0.70% to 0.90%  -12.24% to -1.48%
   Value Plus Fund                   10.00 to 11.09     10 10.31 to 10.89        108        1.98%  0.70% to 0.90%    -1.78% to 3.10%
   Growth & Income Fund                       10.98      1          10.31         15        4.64%  0.70% to 0.90%             -6.12%
   Balanced Fund                              11.96      1          12.17         13        5.61%  0.70% to 0.90%              1.75%
   High Yield Fund                    9.52 to 10.00      1 10.09 to 10.12         14       12.33%  0.70% to 0.90%     1.17% to 5.97%
   Bond Fund                         10.00 to 10.85     -- 10.51 to 11.59          4       11.86%  0.70% to 0.90%     5.08% to 6.88%
   Standby Income Fund               10.00 to 10.69     39 10.28 to 11.09        411        5.44%  0.70% to 0.90%     2.80% to 3.79%
   Money Market Fund **                       10.00     --          10.15         --        3.96%  0.70% to 0.90%              1.48%
   Income Opportunity Fund ***                10.10     --             --         --       12.00%  0.70% to 0.90%                 --

*    For the period March 19, 2001 (commencement of operations) to December 31,
     2001

**   For the period May 1, 2001 (commencement of operations) to December 31,
     2001

*** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

**** Excludes Capital Gains

7. SHARES

A summary of shares invested for variable universal life contracts as of December 31, 2001 is listed below.

AIM Variable Insurance Funds, Inc.
     V.I. Growth Fund                                              10,072 shares
     V.I. Government Securities Fund                                1,535 shares
The Alger American Fund
     Small Capitalization Portfolio                                 3,401 shares
     Growth Portfolio                                               4,901 shares
Deutsche Asset Management VIT Funds
     EAFE Equity Index Fund                                         5,347 shares
     Equity 500 Index Fund                                         74,820 shares
     Small Cap Index Fund                                           3,562 shares
Fidelity Variable Insurance Products Funds
     Equity-Income Portfolio-Service Class 2                        2,831 shares
     Contrafund Portfolio-Service Class 2                           6,220 shares
     Growth & Income Portfolio-Service Class 2                     14,778 shares
     Growth Portfolio-Service Class 2                               1,910 shares
     Asset Manager Portfolio-Service Class 2                          107 shares
     Balanced Portfolio-Service Class 2                             6,361 shares
     Mid Cap Portfolio-Service Class 2                              5,827 shares
     Money Market Fund Portfolio-Initial Class                     25,668 shares
Janus Aspen Series
     Aggressive Growth Portfolio - Service Shares                     125 shares
     Capital Appreciation Portfolio - Service Shares                5,786 shares
     Worldwide Growth Portfolio - Service Shares                    2,431 shares
     The Legends Fund, Inc.
Harris Bretall Sullivan & Smith Equity Growth Portfolio                 7 shares
     Third Avenue Value Portfolio                                  11,659 shares
     Gabelli Large Cap Value Portfolio                             11,766 shares
     Baron Small Cap Portfolio                                      1,727 shares
MFS Variable Insurance Trust
     Emerging Growth Series-Initial Class                           7,483 shares
     Investors Trust Series-Initial Class                           4,476 shares
     Capital Opportunities Series-Service Class                     9,091 shares
     Emerging Growth Series-Service Class                             878 shares
     Mid Cap Growth Series-Service Class                           15,789 shares
     New Discovery Series-Service Class                               675 shares
Oppenheimer Variable Account Funds
     Aggressive Growth Fund/VA - Service Class                        426 shares
     Strategic Bond Fund/VA - Service Class                           192 shares
Oppenheimer's Panorama Series Fund, Inc.
     International Growth Fund/VA - Service Class                  75,631 shares
PIMCO Variable Insurance Trust
     Long-Term U.S. Government Bond Portfolio                       2,151 shares

Touchstone Variable Series Trust
     International Equity Fund                                      8,826 shares
     Emerging Growth Fund                                           9,619 shares
     Small Cap Value Fund                                           6,688 shares
     Growth/Value Fund                                              7,841 shares
     Equity Fund                                                       20 shares
     Enhanced 30 Fund                                               8,767 shares
     Value Plus Fund                                               10,342 shares
     Growth & Income Fund                                           1,493 shares
     Balanced Fund                                                    936 shares
     High Yield Fund                                                1,837 shares
     Bond Fund                                                        421 shares
     Standby Income Fund                                           41,721 shares
     Money Market Fund                                                102 shares
     Income Opportunity Fund                                           -- shares

                                     PART II

              INFORMATION NOT REQUIRED TO BE FILED IN A PROSPECTUS

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

INFORMATION AND UNDERTAKING PURSUANT TO RULE 484(B)(1) UNDER THE SECURITIES ACT OF 1933

The Code of Regulations of Columbus Life Insurance Company provides in Article VI that:

                                   ARTICLE VI

                          Indemnification and Insurance

      Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

      Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

      Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER POLICIES PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet

Reconciliation and tie between the Items in Form N-8B-2 and the Prospectus

The Prospectus consisting of 137 pages

The undertaking to file reports

Other undertakings and representations

The signatures

Written consents filed herewith

The following exhibits:

1. Exhibits required by Article IX, paragraph A, of Form N-8B-2:


(1) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account
(1)

(2) Not applicable

(3)(a) Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (3)

(b) (i) Specimen of typical agreement(s) between Touchstone Securities, Inc. and dealers, managers, sales supervisors and salesmen(2)

(b) (ii) Form of Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (5)

(c) Override commission schedule. (6)

(4) Not applicable

(5) (a) Form of Columbus Life Flexible Premium Variable Universal Life Insurance Policy (2)

(b) Form of Disability Credit Rider(2)

(c) Form of Children's Term Rider(2)

(d) Form of Accidental Death Rider(2)

(e) Form of Accelerated Death Benefit Rider(2)

(f) Form of Insured Insurability Rider(2)

(g) Form of Other Insured Term Rider(2)

(h) Form of Aviation Exclusion Rider (4)

(i) Form of Military Aviation Exclusion Rider (4)


(6) (a) (i) Certificate of Incorporation of the Columbus Life Insurance
Company(2)

(ii) Certificate of Amendment of Articles of Incorporation of Columbus Life

Insurance Company(2)

(b) Code of Regulations of the Columbus Life Insurance Company(2)

(7) Not applicable

(8) (a) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc.(2)

(b) Agreement with respect to Trademarks and Fund Names between AIM Management Group Inc. and Columbus Life Insurance Company(2)

(c) Administrative Services Agreement between Columbus Life Insurance Company and AIM Advisors, Inc.(2)

(d) Participation Agreement by and among The Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company(2)

(e) Service Agreement between Fred Alger Management, Inc. and Columbus Life Insurance Company(2)

(f) Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company(2)

(g) Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC(2)

(h) Services Agreement between Pacific Investment Management Company and Columbus Life Insurance Company(2)

(i) Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust(2)

(j) Amended Exhibits A and B to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

(k) Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

(l) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company. (4)

(m) Amendment No. 1 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company. (4)

(n) Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company. (4)

(o) Amendment No. 1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company. (4)

(p) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company. (4)

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(q) Administrative Services Agreement between Massachusetts Financial Services
Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company. (4)

(r) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

(s) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

(t) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company. (4)

(u) Sub-license agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company. (4)

(v) Amendment No. 2 to Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

(w) Amendment No. 2 to Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

(x) Amendment No. 1 to Participation Agreement by and among The Alger American Fund, Columbus Life Insurance Company on its own behalf and on behalf of its Separate Account 1 and Fred Alger & Company (6)

(y) Amendment No. 1 to Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (6)

(z) Amendment to Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (filed herewith)

(9) Not applicable

(10) (a) Form of Columbus Life Insurance Company Application for Life
Insurance(2)

(b) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life(2)

(c) Alternative form of Columbus Life Insurance Company Application for Life Insurance (5)

(11) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (filed herewith)

(12) Opinion and Consent of Counsel (filed herewith)

(13) None

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(14) Not Applicable

(15) Not required

99.(1) Actuarial Opinion and Consent (filed herewith)

99.(2) Consent of Ernst & Young LLP (filed herewith)

99.(3) Powers of Attorney (filed herewith)

(1) Incorporated by reference to Exhibit 1.(1) to the Registration Statement on Form S-6, File No. 333-78489 filed May 14, 1999.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-78489, previously filed on August 19, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-78489, filed on May 1, 2000.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-47940, filed on February 7, 2001.

(5) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-73390, filed January 28, 2002.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed April 26, 2001.


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                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 26th day of April, 2002.

                                        COLUMBUS LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT 1

                                        By: COLUMBUS LIFE INSURANCE COMPANY


                                        By: /s/ Lawrence L. Grypp
                                           -------------------------------------
                                           Lawrence L. Grypp
                                           President and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:

/s/ Lawrence L. Grypp                          April 26, 2002
Lawrence L. Grypp
President and
Chief Executive Officer


PRINCIPAL ACCOUNTING AND FINANCIAL OFFICER:

/s/ Robert L. Walker                           April 26, 2002
Robert L. Walker
Senior Vice President and
Chief Financial Officer

DIRECTORS:

William J. Williams*
John F. Barrett*                    By: /s/ Lawrence L. Grypp
Paul H. Amato*                         ---------------------
James N. Clark*                        Lawrence L. Grypp
Ralph E. Waldo*                        individually and
Lawrence L. Grypp                      as attorney in fact*
                                       for each other Director

                                       April 26, 2002

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                                  EXHIBIT INDEX

EXHIBIT NO.  DESCRIPTION                                                    PAGE

1.(8)(z) Amendment to Participation Agreement among Columbus Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC

1.(11) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company

12           Opinion and Consent of Counsel

99.1         Actuarial Opinion and Consent

99.(2)       Consent of Ernst & Young LLP

99.(3)       Powers of Attorney